UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04852

Victory Portfolios

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS PARTNERS FUND

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 92.5%
Banks: Diversified — 15.2%
Associated Banc-Corp.	1,255,609	$24,597,381
Boston Private Financial Holdings., Inc.	76,010	975,208
Chemical Financial Corp.	218,930	9,661,381
Columbia Banking System, Inc.	384,818	12,591,245
First Horizon National Corp.	1,287,148	19,603,264
Hancock Holding Co.	254,603	8,256,775
NBT Bancorp, Inc.	17,960	590,345
Renasant Corp.	245,190	8,245,740
Synovus Financial Corp.	522,223	16,987,914
UMB Financial Corp.	268,118	15,939,615
		117,448,868
Building Materials — 1.7%
Masonite International Corp.(1)	181,335	11,273,597
Summit Materials, Inc., Class A(1)	100,780	1,869,469
		13,143,066
Computer Services, Software & Systems — 9.6%
CommVault Systems, Inc.(1)	607,773	32,290,980
NetScout Systems, Inc.(1)	252,891	7,397,062
Pegasystems, Inc.	242,572	7,153,448
RealPage, Inc.(1)	281,998	7,247,349
Verint Systems, Inc.(1)	532,696	20,045,350
		74,134,189
Containers & Packaging — 4.7%
Sealed Air Corp.	793,118	36,340,667
		36,340,667
Diversified Financial Services — 0.1%
Bats Global Markets, Inc.	36,010	1,084,981
		1,084,981
Diversified Materials & Processing — 0.8%
Belden, Inc.	94,580	6,525,074
		6,525,074
Diversified Retail — 5.3%
Liberty Ventures, Series A(1)	1,027,350	40,960,444
		40,960,444
Financial Data & Systems — 1.6%
Euronet Worldwide, Inc.(1)	155,384	12,715,073
		12,715,073
Foods — 4.4%
Performance Food Group Co.(1)	319,400	7,921,120
Pinnacle Foods, Inc.	182,925	9,177,347
TreeHouse Foods, Inc.(1)	190,520	16,611,439
		33,709,906
Health Care Management Services — 1.6%
Magellan Health, Inc.(1)	236,892	12,728,207
		12,728,207
Health Care Services — 5.9%
Allscripts Healthcare Solutions, Inc.(1)	1,015,565	13,374,991
HMS Holdings Corp.(1)	1,339,465	29,695,939
WebMD Health Corp.(1)	54,580	2,712,626
		45,783,556
Insurance: Life — 4.1%
Primerica, Inc.	373,160	19,788,675

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS PARTNERS FUND

September 30, 2016 (unaudited)	Shares	Value
Torchmark Corp.	190,664	$12,181,523
		31,970,198
Insurance: Property - Casualty — 8.0%
Endurance Specialty Holdings Ltd.	374,344	24,500,815
Essent Group Ltd.(1)	745,713	19,843,423
First American Financial Corp.	237,094	9,313,052
Validus Holdings Ltd.	162,760	8,108,703
		61,765,993
Medical & Dental Instruments & Supplies — 2.0%
NuVasive, Inc.(1)	233,090	15,537,779
		15,537,779
Metals & Minerals: Diversified — 2.2%
Compass Minerals International, Inc.	230,292	16,972,520
		16,972,520
Oil Well Equipment & Services — 1.4%
Dril-Quip, Inc.(1)	103,030	5,742,892
RPC, Inc.(1)	298,340	5,012,112
		10,755,004
Oil: Crude Producers — 3.7%
Energen Corp.	190,805	11,013,265
Kosmos Energy Ltd.(1)	1,568,624	10,054,880
Matador Resources Co.(1)	147,170	3,582,118
Synergy Resources Corp.(1)	570,337	3,952,435
		28,602,698
Pharmaceuticals — 0.6%
The Medicines Co.(1)	122,117	4,608,696
		4,608,696
Precious Metals & Minerals — 1.1%
Stillwater Mining Co.(1)	624,164	8,338,831
		8,338,831
Real Estate Investment Trusts — 6.7%
Brandywine Realty Trust	354,290	5,534,010
Equity Commonwealth(1)	1,018,230	30,770,910
Mack-Cali Realty Corp.	228,337	6,215,333
Seritage Growth Properties REIT, Class A	39,220	1,987,670
Urban Edge Properties	269,570	7,585,700
		52,093,623
Rental & Leasing Services: Consumer — 1.0%
Avis Budget Group, Inc.(1)	216,370	7,402,018
		7,402,018
Restaurants — 2.1%
DineEquity, Inc.	29,490	2,335,313
The Wendy’s Co.	1,290,430	13,936,644
		16,271,957
Scientific Instruments: Pollution Control — 3.9%
Clean Harbors, Inc.(1)	277,703	13,324,190
Waste Connections, Inc.	229,164	17,118,551
		30,442,741
Specialty Retail — 1.7%
FTD Cos., Inc.(1)	210,585	4,331,733
Penske Automotive Group, Inc.	189,670	9,138,301
		13,470,034

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS PARTNERS FUND

September 30, 2016 (unaudited)	Shares	Value
Utilities: Electrical — 3.1%
Avista Corp.	175,330	$7,327,041
Black Hills Corp.	82,695	5,062,588
NorthWestern Corp.	116,630	6,709,724
PNM Resources, Inc.	153,430	5,020,229
		24,119,582
Total Common Stocks (Cost $561,093,038)		716,925,705

	Shares	Value
Convertible Preferred Stocks — 0.3%
Health Care — 0.3%
WellDoc, Inc., Series B(1)(2)(3)	1,634,120	1,999,999
		1,999,999
Total Convertible Preferred Stocks (Cost $1,999,999)		1,999,999

	Shares	Value
Short-Term Investments — 7.6%
State Street Institutional U.S. Government Money Market Fund, 0.25%(4)	59,271,542	59,271,542
Total Short-Term Investments (Cost $59,271,542)		59,271,542
Total Investments — 100.4% (Cost $622,364,579)		778,197,246
Other Liabilities, Net — (0.4)%		(3,399,595)
Total Net Assets — 100.0%		$774,797,651

(1)	Non-income-producing security.
(2)	Fair valued security.
(3)	Security is restricted and deemed illiquid by the investment adviser. Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Information concerning restricted and illiquid securities is as follows:

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
WellDoc, Inc., Series B	1,634,120	$1,999,999	$1,999,999	2/29/2016	0.26%

(4)	The rate disclosed is the 7 day net yield as of September 30, 2016.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS PARTNERS FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$716,925,705	$—	$—	$716,925,705
Convertible Preferred Stocks	—	—	1,999,999	1,999,999
Short-Term Investments	—	59,271,542	—	59,271,542

Total	$716,925,705	$59,271,542	$1,999,999	$778,197,246

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)
Balance as of 12/31/2015	$—
Change in unrealized appreciation/depreciation	—
Net realized gain	—
Purchases	1,999,999
Sales	—
Transfers into/out of Level 3	—

Balance as of 9/30/2016	$1,999,999

Security	Fair Value at 9/30/2016	Valuation Technique	Unobservable Input	Range of Unobservable Inputs
WellDoc, Inc., Series B	$1,999,999	Comparative analysis of public market comparisons and pricing multiples	Purchase price	$1.22 per share

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS VALUE FUND

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 94.4%
Banks: Diversified — 4.6%
Comerica, Inc.	226,140	$10,700,945
First Hawaiian, Inc.(1)	358,112	9,618,888
Zions Bancorporation	212,939	6,605,368
		26,925,201
Chemicals: Diversified — 0.9%
Westlake Chemical Corp.	96,770	5,177,195
		5,177,195
Commercial Vehicles & Parts — 1.0%
Allison Transmission Holdings, Inc.	212,730	6,101,096
		6,101,096
Computer Services, Software & Systems — 8.1%
Cognizant Technology Solutions Corp., Class A(1)	240,921	11,494,341
SS&C Technologies Holdings, Inc.	484,178	15,566,323
Synopsys, Inc.(1)	241,291	14,320,621
Verint Systems, Inc.(1)	154,970	5,831,521
		47,212,806
Consumer Electronics — 2.4%
Harman International Industries, Inc.	164,593	13,899,879
		13,899,879
Containers & Packaging — 6.8%
Crown Holdings, Inc.(1)	247,239	14,114,875
Sealed Air Corp.	294,881	13,511,447
WestRock Co.	247,090	11,978,923
		39,605,245
Diversified Financial Services — 0.9%
Raymond James Financial, Inc.	92,464	5,382,329
		5,382,329
Diversified Media — 5.7%
Liberty Broadband Corp., Class C(1)	156,967	11,220,001
Liberty SiriusXM Group, Class C(1)	655,398	21,896,847
		33,116,848
Diversified Retail — 4.8%
Liberty Interactive Corp. QVC Group, Class A(1)	1,400,380	28,021,604
		28,021,604
Financial Data & Systems — 3.2%
Euronet Worldwide, Inc.(1)	99,252	8,121,791
Fidelity National Information Services, Inc.	135,192	10,413,840
		18,535,631
Foods — 5.3%
Pinnacle Foods, Inc.	413,035	20,721,966
TreeHouse Foods, Inc.(1)	118,520	10,333,759
		31,055,725
Funeral Parlors & Cemeteries — 0.3%
Service Corp. International	66,360	1,761,194
		1,761,194
Gold — 1.0%
Goldcorp, Inc.	362,510	5,988,665
		5,988,665

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS VALUE FUND

September 30, 2016 (unaudited)	Foreign Currency	Shares	Value
Insurance: Multi-Line — 3.5%
Assurant, Inc.		221,690	$20,450,903
			20,450,903
Insurance: Property - Casualty — 11.4%
Fairfax Financial Holdings Ltd.	CAD	30,639	17,952,522
FNF Group		291,124	10,745,387
The Progressive Corp.		831,662	26,197,353
Validus Holdings Ltd.		232,989	11,607,512
			66,502,774
Leisure Time — 1.4%
Expedia, Inc.		70,430	8,220,590
			8,220,590
Medical Equipment — 1.8%
Agilent Technologies, Inc.		217,825	10,257,379
			10,257,379
Metals & Minerals: Diversified — 1.7%
Compass Minerals International, Inc.		134,430	9,907,491
			9,907,491
Oil Well Equipment & Services — 1.5%
Helmerich & Payne, Inc.		128,389	8,640,580
			8,640,580
Oil: Crude Producers — 7.9%
Concho Resources, Inc.(1)		64,837	8,905,362
Devon Energy Corp.		141,293	6,232,434
Energen Corp.		101,958	5,885,016
EQT Corp.		82,380	5,982,436
Noble Energy, Inc.		543,275	19,416,648
			46,421,896
Pharmaceuticals — 5.5%
Allergan PLC(1)		112,480	25,905,269
Endo International PLC(1)		303,933	6,124,250
			32,029,519
Real Estate Investment Trusts — 5.6%
Equity Commonwealth(1)		658,683	19,905,400
Iron Mountain, Inc.		258,598	9,705,183
Vornado Realty Trust		28,320	2,866,267
			32,476,850
Restaurants — 3.0%
Aramark		457,785	17,409,564
			17,409,564
Securities Brokerage & Services — 2.3%
E*TRADE Financial Corp.(1)		452,750	13,184,080
			13,184,080
Utilities: Electrical — 2.9%
DTE Energy Co.		59,925	5,613,175
WEC Energy Group, Inc.		92,795	5,556,564
Xcel Energy, Inc.		134,335	5,526,542
			16,696,281
Utilities: Gas Distributors — 0.9%
Atmos Energy Corp.		75,009	5,585,920
			5,585,920
Total Common Stocks (Cost $447,548,432)			550,567,245

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS VALUE FUND

September 30, 2016 (unaudited)	Shares	Value
Short-Term Investments — 8.2%
State Street Institutional U.S. Government Money Market Fund, 0.25%(2)	47,971,623	$47,971,623
Total Short-Term Investments (Cost $47,971,623)		47,971,623
Total Investments — 102.6% (Cost $495,520,055)		598,538,868
Other Liabilities, Net — (2.6)%		(14,892,935)
Total Net Assets — 100.0%		$583,645,933

(1)	Non-income-producing security.
(2)	The rate disclosed is the 7 day net yield as of September 30, 2016.

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS VALUE FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$550,567,245	$—	$—	$550,567,245
Short-Term Investments	—	47,971,623	—	47,971,623

Total	$550,567,245	$47,971,623	$—	$598,538,868

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS LARGE CAP ALPHA FUND

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 96.9%
Aerospace — 1.7%
General Dynamics Corp.	64,050	$9,937,998
		9,937,998
Banks: Diversified — 5.9%
Comerica, Inc.	351,260	16,621,623
The PNC Financial Services Group, Inc.	162,670	14,654,940
U.S. Bancorp	66,300	2,843,607
		34,120,170
Cable Television Services — 2.0%
Charter Communications, Inc., Class A(1)	43,211	11,665,674
		11,665,674
Chemicals: Specialty — 2.6%
LyondellBasell Industries N.V., Class A	189,389	15,276,117
		15,276,117
Computer Services, Software & Systems — 12.7%
Alphabet, Inc., Class A(1)	38,630	31,060,838
Cognizant Technology Solutions Corp., Class A(1)	248,667	11,863,903
Microsoft Corp.	408,990	23,557,824
SS&C Technologies Holdings, Inc.	210,175	6,757,126
		73,239,691
Containers & Packaging — 2.4%
Ball Corp.	166,420	13,638,119
		13,638,119
Diversified Financial Services — 4.5%
JPMorgan Chase & Co.	391,540	26,072,649
		26,072,649
Diversified Manufacturing Operations — 1.9%
General Electric Co.	375,760	11,130,011
		11,130,011
Diversified Media — 4.1%
Twenty-First Century Fox, Inc., Class A	968,815	23,464,699
		23,464,699
Diversified Retail — 3.0%
Liberty Interactive Corp. QVC Group, Class A(1)	854,951	17,107,570
		17,107,570
Drug & Grocery Store Chains — 4.4%
CVS Health Corp.	283,765	25,252,247
		25,252,247
Foods — 2.8%
Mondelez International, Inc., Class A	367,770	16,145,103
		16,145,103
Gas Pipeline — 1.8%
Enterprise Products Partners L.P.	377,310	10,425,075
		10,425,075
Health Care Management Services — 1.5%
UnitedHealth Group, Inc.	63,775	8,928,500
		8,928,500
Insurance: Life — 2.5%
Aflac, Inc.	202,590	14,560,143
		14,560,143

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS LARGE CAP ALPHA FUND

September 30, 2016 (unaudited)	Foreign Currency	Shares	Value
Insurance: Multi-Line — 4.0%
The Hartford Financial Services Group, Inc.		537,650	$23,022,173
			23,022,173
Insurance: Property - Casualty — 8.8%
Fairfax Financial Holdings Ltd.	CAD	25,360	14,859,361
FNF Group		185,890	6,861,200
The Progressive Corp.		916,930	28,883,295
			50,603,856
Medical Equipment — 1.8%
Agilent Technologies, Inc.		215,440	10,145,070
			10,145,070
Oil Well Equipment & Services — 2.0%
Helmerich & Payne, Inc.		167,930	11,301,689
			11,301,689
Oil: Crude Producers — 6.4%
Devon Energy Corp.		139,868	6,169,578
EOG Resources, Inc.		163,359	15,798,449
Noble Energy, Inc.		419,760	15,002,222
			36,970,249
Oil: Integrated — 3.9%
Chevron Corp.		219,895	22,631,593
			22,631,593
Pharmaceuticals — 7.1%
Allergan PLC(1)		93,324	21,493,451
Bristol-Myers Squibb Co.		207,870	11,208,350
Endo International PLC(1)		402,480	8,109,972
			40,811,773
Radio & TV Broadcasters — 4.0%
Sirius XM Holdings, Inc.(1)		5,574,770	23,246,791
			23,246,791
Railroads — 1.8%
Union Pacific Corp.		105,830	10,321,600
			10,321,600
Securities Brokerage & Services — 3.3%
E*TRADE Financial Corp.(1)		660,640	19,237,837
			19,237,837
Total Common Stocks (Cost $487,370,668)			559,256,397

		Shares	Value
Short-Term Investments — 4.9%
State Street Institutional U.S. Government Money Market Fund, 0.25%(2)		28,004,264	28,004,264
Total Short-Term Investments (Cost $28,004,264)			28,004,264
Total Investments — 101.8% (Cost $515,374,932)			587,260,661
Other Liabilities, Net — (1.8)%			(10,311,024)
Total Net Assets — 100.0%			$576,949,637

(1)	Non-income-producing security.
(2)	The rate disclosed is the 7 day net yield as of September 30, 2016.

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS LARGE CAP ALPHA FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$559,256,397	$—	$—	$559,256,397
Short-Term Investments	—	28,004,264	—	28,004,264

Total	$559,256,397	$28,004,264	$—	$587,260,661

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS INVESTORS FUND

September 30, 2016 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 96.3%
Banks: Diversified — 3.2%
Comerica, Inc.		64,820	$3,067,282
			3,067,282
Computer Services, Software & Systems — 16.6%
Alphabet, Inc., Class A(1)		6,512	5,236,039
CommVault Systems, Inc.(1)		67,215	3,571,133
Microsoft Corp.		51,250	2,952,000
SS&C Technologies Holdings, Inc.		90,537	2,910,765
Verint Systems, Inc.(1)		39,350	1,480,740
			16,150,677
Containers & Packaging — 7.2%
Sealed Air Corp.		151,815	6,956,163
			6,956,163
Diversified Financial Services — 3.3%
JPMorgan Chase & Co.		47,520	3,164,357
			3,164,357
Diversified Media — 6.0%
Liberty Broadband Corp., Class C(1)		28,300	2,022,884
Twenty-First Century Fox, Inc., Class A		156,470	3,789,703
			5,812,587
Diversified Retail — 6.4%
Liberty Interactive Corp. QVC Group, Class A(1)		312,000	6,243,120
			6,243,120
Drug & Grocery Store Chains — 4.0%
CVS Health Corp.		43,680	3,887,083
			3,887,083
Financial Data & Systems — 3.0%
Fidelity National Information Services, Inc.		38,140	2,937,924
			2,937,924
Foods — 3.8%
Pinnacle Foods, Inc.		74,110	3,718,099
			3,718,099
Insurance: Multi-Line — 3.8%
Assurant, Inc.		39,570	3,650,333
			3,650,333
Insurance: Property - Casualty — 11.7%
Fairfax Financial Holdings Ltd.	CAD	6,470	3,791,012
FNF Group		71,030	2,621,718
The Progressive Corp.		157,430	4,959,045
			11,371,775
Metals & Minerals: Diversified — 3.7%
Compass Minerals International, Inc.		48,166	3,549,834
			3,549,834
Oil: Crude Producers — 6.7%
EOG Resources, Inc.		30,860	2,984,471
Noble Energy, Inc.		99,702	3,563,349
			6,547,820
Oil: Integrated — 3.0%
Chevron Corp.		27,930	2,874,556
			2,874,556

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS INVESTORS FUND

September 30, 2016 (unaudited)	Shares	Value
Pharmaceuticals — 6.3%
Allergan PLC(1)	26,533	$6,110,815
		6,110,815
Real Estate Investment Trusts — 3.0%
Equity Commonwealth(1)	95,560	2,887,823
		2,887,823
Restaurants — 3.0%
Aramark	75,960	2,888,759
		2,888,759
Securities Brokerage & Services — 1.6%
E*TRADE Financial Corp.(1)	52,750	1,536,080
		1,536,080
Total Common Stocks (Cost $81,502,422)		93,355,087

	Shares	Value
Short-Term Investments — 3.8%
State Street Institutional U.S. Government Money Market Fund, 0.25%(2)	3,702,381	3,702,381
Total Short-Term Investments (Cost $3,702,381)		3,702,381
Total Investments — 100.1% (Cost $85,204,803)		97,057,468
Other Liabilities, Net — (0.1)%		(126,745)
Total Net Assets — 100.0%		$96,930,723

(1)	Non-income-producing security.
(2)	The rate disclosed is the 7 day net yield as of September 30, 2016.

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS INVESTORS FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$93,355,087	$—	$—	$93,355,087
Short-Term Investments	—	3,702,381	—	3,702,381

Total	$93,355,087	$3,702,381	$—	$97,057,468

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY GLOBAL NATURAL RESOURCES FUND

September 30, 2016 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 92.8%
Chemicals: Diversified — 12.6%
Sociedad Quimica y Minera de Chile S.A., ADR		8,742,847	$235,182,584
			235,182,584
Copper — 14.2%
First Quantum Minerals Ltd.	CAD	27,342,372	226,333,442
HudBay Minerals, Inc.	CAD	6,896,925	27,283,845
Taseko Mines Ltd.(1)(2)		20,330,891	9,712,067
			263,329,354
Metals & Minerals: Diversified — 18.6%
Iluka Resources Ltd.	AUD	10,489,893	50,576,101
Mineral Resources Ltd.	AUD	4,843,277	41,208,604
Turquoise Hill Resources Ltd.(1)		85,351,904	253,495,155
			345,279,860
Oil: Crude Producers — 43.3%
Antero Resources Corp.(1)		5,583,953	150,487,533
Cabot Oil & Gas Corp.		2,194,777	56,625,247
Denbury Resources, Inc.(1)		10,219,747	33,009,783
Kosmos Energy Ltd.(1)		8,935,953	57,279,459
Laredo Petroleum, Inc.(1)		6,956,997	89,745,261
Noble Energy, Inc.		2,517,106	89,961,369
Ophir Energy PLC(1)	GBP	27,008,944	26,980,483
Painted Pony Petroleum Ltd.(1)	CAD	910,607	5,601,279
Peyto Exploration & Development Corp.	CAD	680,269	19,091,813
Range Resources Corp.		2,317,058	89,785,998
Southwestern Energy Co.(1)		6,439,667	89,124,991
Tourmaline Oil Corp.(1)	CAD	1,271,570	34,446,128
Whitecap Resources, Inc.	CAD	7,670,835	64,081,978
			806,221,322
Utilities: Miscellaneous — 4.1%
Calpine Corp.(1)		6,084,894	76,913,060
			76,913,060
Total Common Stocks (Cost $2,140,862,883)			1,726,926,180

		Shares	Value
Short-Term Investments — 7.8%
State Street Institutional U.S. Government Money Market Fund, 0.25%(3)		144,957,191	144,957,191
Total Short-Term Investments (Cost $144,957,191)			144,957,191
Total Investments — 100.6% (Cost $2,285,820,074)			1,871,883,371
Other Liabilities, Net — (0.6)%			(10,838,955)
Total Net Assets — 100.0%			$1,861,044,416

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	The rate disclosed is the 7 day net yield as of September 30, 2016.

Legend:

ADR — American Depositary Receipt.

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY GLOBAL NATURAL RESOURCES FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$1,608,160,992	$118,765,188	*	$—	$1,726,926,180
Short-Term Investments	—	144,957,191		—	144,957,191

Total	$1,608,160,992	$263,722,379		$—	$1,871,883,371

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SMALL CAP GROWTH FUND

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 97.9%
Aerospace — 1.7%
HEICO Corp., Class A	550,901	$33,335,019
		33,335,019
Air Transport — 0.7%
Spirit Airlines, Inc.(1)	322,705	13,724,644
		13,724,644
Back Office Support, HR and Consulting — 3.2%
Ritchie Bros. Auctioneers, Inc.	1,124,118	39,422,818
WNS Holdings Ltd., ADR(1)	712,047	21,325,808
		60,748,626
Banks: Diversified — 1.8%
Home BancShares, Inc.	583,790	12,148,670
Western Alliance Bancorp(1)	603,655	22,661,209
		34,809,879
Biotechnology — 12.6%
Amicus Therapeutics, Inc.(1)	2,510,195	18,575,443
Bluebird Bio, Inc.(1)	331,327	22,457,344
Blueprint Medicines Corp.(1)	513,158	15,240,793
Celyad S.A., ADR(1)	218,211	5,147,597
Eagle Pharmaceuticals, Inc.(1)	243,070	17,014,900
Five Prime Therapeutics, Inc.(1)	369,402	19,389,911
Ignyta, Inc.(1)	1,453,725	9,143,930
Immune Design Corp.(1)	1,052,690	7,979,390
Kite Pharma, Inc.(1)	254,067	14,192,183
Ligand Pharmaceuticals, Inc.(1)	288,055	29,398,893
Lion Biotechnologies, Inc.(1)	1,450,275	11,935,763
Loxo Oncology, Inc.(1)	1,053,309	27,575,630
Sage Therapeutics, Inc.(1)	304,970	14,043,869
Spark Therapeutics, Inc.(1)	293,474	17,626,048
Vital Therapies, Inc.(1)	1,466,018	8,972,030
		238,693,724
Building Materials — 0.6%
Headwaters, Inc.(1)	661,962	11,200,397
		11,200,397
Building: Roofing, Wallboard & Plumbing — 1.2%
Beacon Roofing Supply, Inc.(1)	552,590	23,247,461
		23,247,461
Casinos & Gambling — 0.8%
Penn National Gaming, Inc.(1)	1,061,039	14,398,299
		14,398,299
Chemicals: Diversified — 1.8%
Chemtura Corp.(1)	585,357	19,205,563
Ingevity Corp.(1)	335,859	15,483,100
		34,688,663
Communications Technology — 4.5%
Lumentum Holdings, Inc.(1)	874,994	36,548,499
RingCentral, Inc., Class A(1)	2,064,878	48,855,014
		85,403,513
Computer Services, Software & Systems — 14.7%
Benefitfocus, Inc.(1)	782,389	31,232,969
Black Knight Financial Services, Inc., Class A(1)	699,187	28,596,748
Cornerstone OnDemand, Inc.(1)	434,138	19,948,641

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SMALL CAP GROWTH FUND

September 30, 2016 (unaudited)	Shares	Value
Ellie Mae, Inc.(1)	81,845	$8,618,279
InterXion Holding N.V.(1)	707,143	25,612,720
LogMeIn, Inc.	668,005	60,380,972
Proofpoint, Inc.(1)	773,297	57,881,280
The Ultimate Software Group, Inc.(1)	227,388	46,475,833
		278,747,442
Consumer Lending — 0.9%
LendingTree, Inc.(1)	175,874	17,043,949
		17,043,949
Diversified Materials & Processing — 1.7%
Hexcel Corp.	710,044	31,454,949
		31,454,949
Diversified Retail — 1.2%
Ollie’s Bargain Outlet Holdings, Inc.(1)	898,966	23,561,899
		23,561,899
Education Services — 1.4%
Grand Canyon Education, Inc.(1)	662,204	26,746,420
		26,746,420
Electronic Entertainment — 2.4%
Take-Two Interactive Software, Inc.(1)	994,912	44,850,633
		44,850,633
Entertainment — 1.2%
IMAX Corp.(1)	765,639	22,180,562
		22,180,562
Financial Data & Systems — 4.5%
Euronet Worldwide, Inc.(1)	582,310	47,650,427
Fair Isaac Corp.	158,820	19,787,384
WEX, Inc.(1)	167,610	18,116,965
		85,554,776
Foods — 3.6%
Pinnacle Foods, Inc.	968,537	48,591,501
Snyder’s-Lance, Inc.	579,385	19,455,749
		68,047,250
Glass — 1.4%
Apogee Enterprises, Inc.	598,005	26,724,843
		26,724,843
Health Care Management Services — 1.2%
WellCare Health Plans, Inc.(1)	187,460	21,949,691
		21,949,691
Health Care Services — 4.2%
Acadia Healthcare Co., Inc.(1)	307,641	15,243,611
Amedisys, Inc.(1)	514,155	24,391,513
HMS Holdings Corp.(1)	1,161,182	25,743,405
WebMD Health Corp.(1)	275,611	13,697,867
		79,076,396
Insurance: Life — 1.0%
Primerica, Inc.	342,159	18,144,692
		18,144,692
Insurance: Property - Casualty — 1.2%
AmTrust Financial Services, Inc.	884,700	23,736,501
		23,736,501

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SMALL CAP GROWTH FUND

September 30, 2016 (unaudited)	Shares	Value
Machinery: Industrial — 1.9%
John Bean Technologies Corp.	274,329	$19,353,911
Manitowoc Foodservice, Inc.(1)	998,136	16,189,766
		35,543,677
Medical & Dental Instruments & Supplies — 1.8%
AtriCure, Inc.(1)	793,520	12,553,487
Integra LifeSciences Holdings Corp.(1)	257,577	21,262,981
		33,816,468
Medical Equipment — 2.6%
NxStage Medical, Inc.(1)	1,169,016	29,213,710
Zeltiq Aesthetics, Inc.(1)	518,499	20,335,531
		49,549,241
Metal Fabricating — 1.0%
Rexnord Corp.(1)	886,150	18,972,471
		18,972,471
Metals & Minerals: Diversified — 0.3%
U.S. Silica Holdings, Inc.	139,002	6,471,933
		6,471,933
Miscellaneous Consumer Staples — 1.1%
Energizer Holdings, Inc.	432,468	21,606,101
		21,606,101
Oil: Crude Producers — 1.0%
Carrizo Oil & Gas, Inc.(1)	237,672	9,654,237
Diamondback Energy, Inc.(1)	106,399	10,271,759
		19,925,996
Pharmaceuticals — 1.0%
GW Pharmaceuticals PLC, ADR(1)	139,257	18,483,582
		18,483,582
Power Transmission Equipment — 0.7%
BWX Technologies, Inc.	328,642	12,609,994
		12,609,994
Recreational Vehicles & Boats — 0.6%
Drew Industries, Inc.	109,627	10,745,639
		10,745,639
Restaurants — 3.0%
Jack in the Box, Inc.	259,021	24,850,475
Popeyes Louisiana Kitchen, Inc.(1)	320,825	17,048,640
Wingstop, Inc.	527,176	15,446,257
		57,345,372
Scientific Instruments: Electrical — 1.4%
Littelfuse, Inc.	206,496	26,598,750
		26,598,750
Securities Brokerage & Services — 0.4%
MarketAxess Holdings, Inc.	47,949	7,939,875
		7,939,875
Semiconductors & Components — 5.5%
Cavium, Inc.(1)	397,598	23,140,204
Monolithic Power Systems, Inc.	324,011	26,082,885
Tower Semiconductor Ltd.(1)	3,678,259	55,835,972
		105,059,061
Specialty Retail — 4.3%
Burlington Stores, Inc.(1)	363,048	29,414,149

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SMALL CAP GROWTH FUND

September 30, 2016 (unaudited)	Shares	Value
Five Below, Inc.(1)	619,701	$24,967,753
Lithia Motors, Inc., Class A	284,729	27,197,314
		81,579,216
Textile Products — 0.8%
Interface, Inc.	939,567	15,681,373
		15,681,373
Textiles, Apparel & Shoes — 1.0%
Steven Madden Ltd.(1)	557,895	19,280,851
		19,280,851
Total Common Stocks (Cost $1,475,172,953)		1,859,279,828

	Shares	Value
Short-Term Investments — 2.5%
State Street Institutional U.S. Government Money Market Fund, 0.25%(2)	48,057,927	48,057,927
Total Short-Term Investments (Cost $48,057,927)		48,057,927
Total Investments — 100.4% (Cost $1,523,230,880)		1,907,337,755
Other Liabilities, Net — (0.4)%		(7,288,862)
Total Net Assets — 100.0%		$1,900,048,893

(1)	Non-income-producing security.
(2)	The rate disclosed is the 7 day net yield as of September 30, 2016.

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SMALL CAP GROWTH FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,859,279,828	$—	$—	$1,859,279,828
Short-Term Investments	—	48,057,927	—	48,057,927

Total	$1,859,279,828	$48,057,927	$—	$1,907,337,755

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SELECT GROWTH FUND

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 97.6%
Aerospace — 2.9%
HEICO Corp., Class A	270,758	$16,383,567
		16,383,567
Auto Parts — 1.7%
Visteon Corp.	133,107	9,538,448
		9,538,448
Back Office Support, HR and Consulting — 3.9%
Ritchie Bros. Auctioneers, Inc.	532,008	18,657,520
The Advisory Board Co.(1)	77,840	3,482,562
		22,140,082
Banks: Diversified — 1.4%
Western Alliance Bancorp(1)	207,280	7,781,291
		7,781,291
Biotechnology — 4.6%
Eagle Pharmaceuticals, Inc.(1)	119,491	8,364,370
Ligand Pharmaceuticals, Inc.(1)	173,110	17,667,607
		26,031,977
Cement — 1.5%
Eagle Materials, Inc.	111,630	8,628,999
		8,628,999
Chemicals: Specialty — 1.5%
GCP Applied Technologies, Inc.(1)	294,710	8,346,187
		8,346,187
Computer Services, Software & Systems — 16.4%
Black Knight Financial Services, Inc., Class A(1)	349,119	14,278,967
GoDaddy, Inc., Class A(1)	412,697	14,250,427
InterXion Holding N.V.(1)	66,390	2,404,646
LogMeIn, Inc.	330,440	29,868,472
Paycom Software, Inc.(1)	257,264	12,896,644
The Ultimate Software Group, Inc.(1)	89,844	18,363,215
		92,062,371
Consumer Lending — 1.4%
LendingTree, Inc.(1)	78,617	7,618,773
		7,618,773
Containers & Packaging — 2.7%
Graphic Packaging Holding Co.	1,088,130	15,222,939
		15,222,939
Diversified Materials & Processing — 2.6%
Hexcel Corp.	326,722	14,473,785
		14,473,785
Entertainment — 1.6%
IMAX Corp.(1)	306,765	8,886,982
		8,886,982
Financial Data & Systems — 6.8%
Euronet Worldwide, Inc.(1)	277,635	22,718,872
TransUnion(1)	146,940	5,069,430
Vantiv, Inc., Class A(1)	186,430	10,490,416
		38,278,718
Foods — 5.4%
Pinnacle Foods, Inc.	283,260	14,211,154
Post Holdings, Inc.(1)	108,770	8,393,781

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SELECT GROWTH FUND

September 30, 2016 (unaudited)	Shares	Value
Snyder’s-Lance, Inc.	221,921	$7,452,107
		30,057,042
Health Care Management Services — 1.3%
HealthEquity, Inc.(1)	188,620	7,139,267
		7,139,267
Health Care Services — 1.0%
WebMD Health Corp.(1)	115,200	5,725,440
		5,725,440
Household Furnishings — 0.8%
Fortune Brands Home & Security, Inc.	73,301	4,258,788
		4,258,788
Leisure Time — 3.9%
Six Flags Entertainment Corp.	192,350	10,311,884
Vail Resorts, Inc.	72,380	11,354,974
		21,666,858
Machinery: Industrial — 1.3%
The Middleby Corp.(1)	57,808	7,146,225
		7,146,225
Medical & Dental Instruments & Supplies — 7.0%
Align Technology, Inc.(1)	118,817	11,139,094
Integra LifeSciences Holdings Corp.(1)	133,860	11,050,143
STERIS PLC	138,013	10,088,750
West Pharmaceutical Services, Inc.	96,006	7,152,447
		39,430,434
Medical Equipment — 1.7%
DexCom, Inc.(1)	108,298	9,493,403
		9,493,403
Metal Fabricating — 1.5%
Mueller Water Products, Inc., Class A	681,770	8,556,213
		8,556,213
Office Supplies & Equipment — 0.8%
Knoll, Inc.	196,476	4,489,477
		4,489,477
Oil: Crude Producers — 1.1%
Diamondback Energy, Inc.(1)	65,276	6,301,745
		6,301,745
Pharmaceuticals — 2.1%
Jazz Pharmaceuticals PLC(1)	94,947	11,534,162
		11,534,162
Railroad Equipment — 1.9%
Wabtec Corp.	129,787	10,597,108
		10,597,108
Real Estate Investment Trusts — 0.8%
CubeSmart	163,497	4,456,928
		4,456,928
Restaurants — 4.1%
Dave & Buster’s Entertainment, Inc.(1)	231,916	9,086,469
Jack in the Box, Inc.	80,450	7,718,373
Popeyes Louisiana Kitchen, Inc.(1)	115,547	6,140,167
		22,945,009

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SELECT GROWTH FUND

September 30, 2016 (unaudited)	Shares	Value
Scientific Instruments: Electrical — 1.9%
Littelfuse, Inc.	82,191	$10,587,023
		10,587,023
Securities Brokerage & Services — 0.9%
MarketAxess Holdings, Inc.	30,703	5,084,110
		5,084,110
Semiconductors & Components — 4.7%
Cavium, Inc.(1)	198,170	11,533,494
Inphi Corp.(1)	86,130	3,747,516
Monolithic Power Systems, Inc.	138,145	11,120,673
		26,401,683
Shipping — 0.7%
Huntington Ingalls Industries, Inc.	24,688	3,787,633
		3,787,633
Specialty Retail — 2.3%
Five Below, Inc.(1)	186,230	7,503,207
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	22,290	5,304,574
		12,807,781
Textiles, Apparel & Shoes — 1.2%
Lululemon Athletica, Inc.(1)	109,908	6,702,190
		6,702,190
Toys — 2.2%
Hasbro, Inc.	152,471	12,095,524
		12,095,524
Total Common Stocks (Cost $425,828,020)		546,658,162

	Shares	Value
Short-Term Investments — 1.2%
State Street Institutional U.S. Government Money Market Fund, 0.25%(2)	6,706,133	6,706,133
Total Short-Term Investments (Cost $6,706,133)		6,706,133
Total Investments — 98.8% (Cost $432,534,153)		553,364,295
Other Assets, Net — 1.2%		6,612,977
Total Net Assets — 100.0%		$559,977,272

(1)	Non-income-producing security.
(2)	The rate disclosed is the 7 day net yield as of September 30, 2016.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SELECT GROWTH FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$546,658,162	$—	$—	$546,658,162
Short-Term Investments	—	6,706,133	—	6,706,133

Total	$546,658,162	$6,706,133	$—	$553,364,295

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS MID CAP GROWTH FUND

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 98.0%
Auto Parts — 1.4%
Delphi Automotive PLC	78,640	$5,608,605
		5,608,605
Back Office Support, HR and Consulting — 3.1%
Ritchie Bros. Auctioneers, Inc.	357,700	12,544,539
		12,544,539
Banks: Diversified — 1.4%
Western Alliance Bancorp(1)	147,980	5,555,169
		5,555,169
Biotechnology — 2.3%
Bluebird Bio, Inc.(1)	60,350	4,090,523
Kite Pharma, Inc.(1)	38,120	2,129,383
Ligand Pharmaceuticals, Inc.(1)	29,800	3,041,388
		9,261,294
Cement — 1.5%
Eagle Materials, Inc.	77,580	5,996,934
		5,996,934
Chemicals: Diversified — 1.3%
Ingevity Corp.(1)	109,488	5,047,397
		5,047,397
Computer Services, Software & Systems — 9.0%
Akamai Technologies, Inc.(1)	98,990	5,245,480
Black Knight Financial Services, Inc., Class A(1)	196,230	8,025,807
GoDaddy, Inc., Class A(1)	203,690	7,033,416
LogMeIn, Inc.	58,280	5,267,929
The Ultimate Software Group, Inc.(1)	30,420	6,217,544
Yelp, Inc.(1)	96,760	4,034,892
		35,825,068
Consumer Lending — 1.5%
FleetCor Technologies, Inc.(1)	34,490	5,991,948
		5,991,948
Containers & Packaging — 1.8%
WestRock Co.	147,290	7,140,619
		7,140,619
Diversified Materials & Processing — 2.0%
Hexcel Corp.	180,160	7,981,088
		7,981,088
Diversified Retail — 2.4%
Dollar Tree, Inc.(1)	122,110	9,638,142
		9,638,142
Electronic Entertainment — 4.8%
Activision Blizzard, Inc.	248,280	10,998,804
Electronic Arts, Inc.(1)	95,350	8,142,890
		19,141,694
Entertainment — 1.3%
IMAX Corp.(1)	175,350	5,079,890
		5,079,890
Financial Data & Systems — 8.2%
Euronet Worldwide, Inc.(1)	184,621	15,107,537
Global Payments, Inc.	88,440	6,788,654
TransUnion(1)	91,880	3,169,860

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS MID CAP GROWTH FUND

September 30, 2016 (unaudited)	Shares	Value
Vantiv, Inc., Class A(1)	133,090	$7,488,974
		32,555,025
Foods — 6.6%
Mead Johnson Nutrition Co.	36,310	2,868,853
Pinnacle Foods, Inc.	242,920	12,187,296
Post Holdings, Inc.(1)	148,650	11,471,321
		26,527,470
Health Care Services — 1.2%
Cerner Corp.(1)	79,720	4,922,710
		4,922,710
Household Equipment & Products — 3.7%
Newell Brands, Inc.	278,540	14,667,916
		14,667,916
Household Furnishings — 0.7%
Fortune Brands Home & Security, Inc.	50,870	2,955,547
		2,955,547
Insurance: Property - Casualty — 1.2%
The Progressive Corp.	152,340	4,798,710
		4,798,710
Leisure Time — 3.2%
Six Flags Entertainment Corp.	129,320	6,932,845
Vail Resorts, Inc.	36,780	5,770,047
		12,702,892
Machinery: Industrial — 1.6%
The Middleby Corp.(1)	52,080	6,438,130
		6,438,130
Medical & Dental Instruments & Supplies — 5.4%
Align Technology, Inc.(1)	55,960	5,246,250
Edwards Lifesciences Corp.(1)	61,000	7,354,160
STERIS PLC	67,930	4,965,683
The Cooper Cos., Inc.	21,790	3,906,075
		21,472,168
Medical Equipment — 2.8%
DexCom, Inc.(1)	56,670	4,967,692
Intuitive Surgical, Inc.(1)	8,810	6,385,752
		11,353,444
Metals & Minerals: Diversified — 0.3%
U.S. Silica Holdings, Inc.	26,740	1,245,014
		1,245,014
Oil: Crude Producers — 1.5%
Concho Resources, Inc.(1)	21,925	3,011,399
Diamondback Energy, Inc.(1)	30,820	2,975,363
		5,986,762
Pharmaceuticals — 3.4%
BioMarin Pharmaceutical, Inc.(1)	82,880	7,668,058
Jazz Pharmaceuticals PLC(1)	47,630	5,786,092
		13,454,150
Power Transmission Equipment — 0.4%
BWX Technologies, Inc.	46,060	1,767,322
		1,767,322
Production Technology Equipment — 3.1%
Applied Materials, Inc.	149,060	4,494,159

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS MID CAP GROWTH FUND

September 30, 2016 (unaudited)	Shares	Value
Lam Research Corp.	81,370	$7,706,553
		12,200,712
Railroad Equipment — 1.6%
Wabtec Corp.	80,260	6,553,229
		6,553,229
Real Estate Investment Trusts — 2.4%
Equinix, Inc.	18,276	6,583,929
Extra Space Storage, Inc.	39,870	3,166,077
		9,750,006
Restaurants — 2.7%
Aramark	222,330	8,455,210
The Wendy’s Co.	218,580	2,360,664
		10,815,874
Securities Brokerage & Services — 1.2%
Intercontinental Exchange, Inc.	17,725	4,774,406
		4,774,406
Semiconductors & Components — 3.8%
Inphi Corp.(1)	79,040	3,439,030
Microchip Technology, Inc.	97,500	6,058,650
NVIDIA Corp.	81,050	5,553,546
		15,051,226
Specialty Retail — 4.9%
Burlington Stores, Inc.(1)	78,280	6,342,246
O’Reilly Automotive, Inc.(1)	14,180	3,971,960
Tractor Supply Co.	38,250	2,576,137
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	28,450	6,770,531
		19,660,874
Textiles, Apparel & Shoes — 2.3%
Coach, Inc.	132,970	4,861,383
Lululemon Athletica, Inc.(1)	70,660	4,308,847
		9,170,230
Toys — 2.0%
Hasbro, Inc.	102,570	8,136,878
		8,136,878
Total Common Stocks (Cost $367,739,186)		391,773,082

	Shares	Value
Short-Term Investments — 1.3%
State Street Institutional U.S. Government Money Market Fund, 0.25%(2)	5,082,329	5,082,329
Total Short-Term Investments (Cost $5,082,329)		5,082,329
Total Investments — 99.3% (Cost $372,821,515)		396,855,411
Other Assets, Net — 0.7%		2,902,852
Total Net Assets — 100.0%		$399,758,263

(1)	Non-income-producing security.
(2)	The rate disclosed is the 7 day net yield as of September 30, 2016.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS MID CAP GROWTH FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$391,773,082	$—	$—	$391,773,082
Short-Term Investments	—	5,082,329	—	5,082,329

Total	$391,773,082	$5,082,329	$—	$396,855,411

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS GROWTH FUND

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 97.5%
Air Transport — 3.7%
FedEx Corp.	53,970	$9,427,480
		9,427,480
Auto Parts — 1.4%
Delphi Automotive PLC	48,890	3,486,835
		3,486,835
Biotechnology — 6.2%
Bluebird Bio, Inc.(1)	40,040	2,713,911
Celgene Corp.(1)	123,880	12,949,177
		15,663,088
Computer Services, Software & Systems — 10.1%
Alphabet, Inc., Class C(1)	14,681	11,411,394
Facebook, Inc., Class A(1)	111,470	14,298,257
		25,709,651
Computer Technology — 5.0%
Apple, Inc.	112,597	12,729,091
		12,729,091
Consumer Lending — 1.9%
FleetCor Technologies, Inc.(1)	27,480	4,774,100
		4,774,100
Containers & Packaging — 2.0%
WestRock Co.	105,360	5,107,853
		5,107,853
Cosmetics — 1.1%
The Estee Lauder Companies, Inc., Class A	31,750	2,811,780
		2,811,780
Diversified Manufacturing Operations — 3.1%
General Electric Co.	270,730	8,019,023
		8,019,023
Diversified Retail — 7.0%
Amazon.com, Inc.(1)	14,980	12,542,904
Dollar Tree, Inc.(1)	67,040	5,291,467
		17,834,371
Electronic Entertainment — 4.6%
Activision Blizzard, Inc.	168,770	7,476,511
Electronic Arts, Inc.(1)	49,030	4,187,162
		11,663,673
Financial Data & Systems — 4.4%
MSCI, Inc.	36,300	3,047,022
Visa, Inc., Class A	100,102	8,278,435
		11,325,457
Foods — 7.6%
Mondelez International, Inc., Class A	99,000	4,346,100
Pinnacle Foods, Inc.	183,240	9,193,151
Post Holdings, Inc.(1)	75,310	5,811,672
		19,350,923
Health Care Management Services — 2.2%
UnitedHealth Group, Inc.	40,870	5,721,800
		5,721,800

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS GROWTH FUND

September 30, 2016 (unaudited)	Shares	Value
Health Care Services — 1.5%
Cerner Corp.(1)	63,680	$3,932,240
		3,932,240
Household Equipment & Products — 3.3%
Newell Brands, Inc.	161,140	8,485,632
		8,485,632
Household Furnishings — 1.5%
Fortune Brands Home & Security, Inc.	65,600	3,811,360
		3,811,360
Insurance: Property - Casualty — 1.9%
The Progressive Corp.	152,010	4,788,315
		4,788,315
Leisure Time — 1.6%
The Priceline Group, Inc.(1)	2,780	4,090,742
		4,090,742
Medical & Dental Instruments & Supplies — 1.5%
Edwards Lifesciences Corp.(1)	31,680	3,819,341
		3,819,341
Medical Equipment — 1.7%
Intuitive Surgical, Inc.(1)	5,810	4,211,262
		4,211,262
Oil: Crude Producers — 1.1%
EOG Resources, Inc.	29,335	2,836,988
		2,836,988
Pharmaceuticals — 3.9%
BioMarin Pharmaceutical, Inc.(1)	41,450	3,834,954
Jazz Pharmaceuticals PLC(1)	49,560	6,020,549
		9,855,503
Production Technology Equipment — 3.8%
Applied Materials, Inc.	116,580	3,514,887
Lam Research Corp.	65,150	6,170,356
		9,685,243
Railroad Equipment — 2.1%
Wabtec Corp.	65,410	5,340,726
		5,340,726
Real Estate Investment Trusts — 1.5%
Equinix, Inc.	10,894	3,924,564
		3,924,564
Restaurants — 2.1%
Yum! Brands, Inc.	59,760	5,426,806
		5,426,806
Semiconductors & Components — 5.3%
Broadcom Ltd.	46,590	8,037,707
Microchip Technology, Inc.	51,640	3,208,909
NVIDIA Corp.	32,250	2,209,770
		13,456,386
Specialty Retail — 4.4%
The Home Depot, Inc.	50,935	6,554,316

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS GROWTH FUND

September 30, 2016 (unaudited)	Shares	Value
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	19,190	$4,566,836
		11,121,152
Total Common Stocks (Cost $202,253,605)		248,411,385

	Shares	Value
Short-Term Investments — 2.4%
State Street Institutional U.S. Government Money Market Fund, 0.25%(2)	6,129,416	6,129,416
Total Short-Term Investments (Cost $6,129,416)		6,129,416
Total Investments — 99.9% (Cost $208,383,021)		254,540,801
Other Assets, Net — 0.1%		239,296
Total Net Assets — 100.0%		$254,780,097

(1)	Non-income-producing security.
(2)	The rate disclosed is the 7 day net yield as of September 30, 2016.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS GROWTH FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$248,411,385	$—	$—	$248,411,385
Short-Term Investments	—	6,129,416	—	6,129,416

Total	$248,411,385	$6,129,416	$—	$254,540,801

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SCIENCE AND TECHNOLOGY FUND

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 99.2%
Biotechnology — 16.4%
AC Immune S.A.(1)	15,000	$247,050
Aimmune Therapeutics, Inc.(1)	38,570	578,550
Amicus Therapeutics, Inc.(1)	169,990	1,257,926
Audentes Therapeutics, Inc.(1)	36,000	641,160
Bluebird Bio, Inc.(1)	32,140	2,178,449
Blueprint Medicines Corp.(1)	29,370	872,289
Celgene Corp.(1)	29,410	3,074,227
Celyad S.A., ADR(1)	20,340	479,821
Eagle Pharmaceuticals, Inc.(1)	5,940	415,800
Editas Medicine, Inc.(1)	22,180	298,986
Five Prime Therapeutics, Inc.(1)	22,500	1,181,025
Ignyta, Inc.(1)	108,190	680,515
Immune Design Corp.(1)	90,370	685,005
Juno Therapeutics, Inc.(1)	27,780	833,678
Kite Pharma, Inc.(1)	21,370	1,193,728
Ligand Pharmaceuticals, Inc.(1)	8,510	868,531
Lion Biotechnologies, Inc.(1)	119,440	982,991
Loxo Oncology, Inc.(1)	42,490	1,112,388
MyoKardia, Inc.(1)	27,180	444,121
NanoString Technologies, Inc.(1)	38,190	763,036
Neurocrine Biosciences, Inc.(1)	16,400	830,496
Neuroderm Ltd.(1)	25,360	468,906
Proteostasis Therapeutics, Inc.(1)	19,690	306,967
REGENXBIO, Inc.(1)	48,850	684,389
Sage Therapeutics, Inc.(1)	22,230	1,023,692
Spark Therapeutics, Inc.(1)	20,590	1,236,635
Vital Therapies, Inc.(1)	83,940	513,713
		23,854,074
Communications Technology — 6.8%
Lumentum Holdings, Inc.(1)	77,670	3,244,276
Oclaro, Inc.(1)	264,450	2,261,047
QUALCOMM, Inc.	21,430	1,467,955
RingCentral, Inc., Class A(1)	121,050	2,864,043
		9,837,321
Computer Services, Software & Systems — 27.9%
Akamai Technologies, Inc.(1)	25,140	1,332,169
Alibaba Group Holding Ltd., ADR(1)	20,980	2,219,474
Alphabet, Inc., Class C(1)	6,708	5,214,061
Atlassian Corp. PLC, Class A(1)	43,920	1,316,282
Cornerstone OnDemand, Inc.(1)	31,110	1,429,505
Everbridge, Inc.(1)	50,000	843,000
Facebook, Inc., Class A(1)	71,090	9,118,714
GoDaddy, Inc., Class A(1)	64,340	2,221,660
HubSpot, Inc.(1)	26,160	1,507,339
LogMeIn, Inc.	41,244	3,728,045
Paycom Software, Inc.(1)	51,620	2,587,711
Proofpoint, Inc.(1)	40,109	3,002,159
The Trade Desk, Inc., Class A(1)	57,600	1,682,496
The Ultimate Software Group, Inc.(1)	7,810	1,596,286
Twitter, Inc.(1)	40,170	925,919
Yelp, Inc.(1)	42,230	1,760,991
		40,485,811
Diversified Retail — 5.5%
Amazon.com, Inc.(1)	9,550	7,996,310
		7,996,310

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SCIENCE AND TECHNOLOGY FUND

September 30, 2016 (unaudited)	Shares	Value
Electronic Entertainment — 6.3%
Activision Blizzard, Inc.	80,720	$3,575,896
Electronic Arts, Inc.(1)	27,040	2,309,216
Take-Two Interactive Software, Inc.(1)	41,230	1,858,648
Zynga, Inc., Class A(1)	459,190	1,336,243
		9,080,003
Electronics — 0.8%
II-VI, Inc.(1)	50,500	1,228,665
		1,228,665
Financial Data & Systems — 1.9%
Euronet Worldwide, Inc.(1)	34,410	2,815,770
		2,815,770
Medical & Dental Instruments & Supplies — 0.7%
Edwards Lifesciences Corp.(1)	7,980	962,069
		962,069
Medical Equipment — 2.0%
Illumina, Inc.(1)	7,540	1,369,716
Intuitive Surgical, Inc.(1)	1,300	942,279
Zeltiq Aesthetics, Inc.(1)	14,400	564,768
		2,876,763
Pharmaceuticals — 2.9%
BioMarin Pharmaceutical, Inc.(1)	17,000	1,572,840
GW Pharmaceuticals PLC, ADR(1)	8,790	1,166,697
Jazz Pharmaceuticals PLC(1)	11,900	1,445,612
		4,185,149
Production Technology Equipment — 1.9%
Applied Materials, Inc.	41,240	1,243,386
Lam Research Corp.	15,460	1,464,217
		2,707,603
Publishing — 1.0%
Shutterstock, Inc.(1)	23,700	1,509,690
		1,509,690
Radio & TV Broadcasters — 0.9%
Pandora Media, Inc.(1)	96,650	1,384,995
		1,384,995
Real Estate Investment Trusts — 0.7%
Equinix, Inc.	2,717	978,799
		978,799
Semiconductors & Components — 20.5%
Broadcom Ltd.	14,350	2,475,662
Cavium, Inc.(1)	35,446	2,062,957
Cypress Semiconductor Corp.	179,680	2,184,909
Exar Corp.(1)	182,390	1,698,051
Inphi Corp.(1)	65,700	2,858,607
Lattice Semiconductor Corp.(1)	287,030	1,862,825
Marvell Technology Group Ltd.	250,660	3,326,258
Maxim Integrated Products, Inc.	35,200	1,405,536
MaxLinear, Inc., Class A(1)	74,840	1,517,007
Monolithic Power Systems, Inc.	14,910	1,200,255
NVIDIA Corp.	18,740	1,284,065
NXP Semiconductors N.V.(1)	15,040	1,534,230
Tower Semiconductor Ltd.(1)	298,021	4,523,959
Xilinx, Inc.	33,560	1,823,650
		29,757,971

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SCIENCE AND TECHNOLOGY FUND

September 30, 2016 (unaudited)	Shares	Value
Specialty Retail — 1.0%
Netflix, Inc.(1)	14,660	$1,444,743
		1,444,743
Utilities: Telecommunications — 2.0%
Boingo Wireless, Inc.(1)	281,710	2,895,979
		2,895,979
Total Common Stocks (Cost $102,373,730)		144,001,715

	Shares	Value
Short-Term Investments — 2.8%
State Street Institutional U.S. Government Money Market Fund, 0.25%(2)	4,083,208	4,083,208
Total Short-Term Investments (Cost $4,083,208)		4,083,208
Total Investments — 102.0% (Cost $106,456,938)		148,084,923
Other Liabilities, Net — (2.0)%		(2,925,198)
Total Net Assets — 100.0%		$145,159,725

(1)	Non-income-producing security.
(2)	The rate disclosed is the 7 day net yield as of September 30, 2016.

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SCIENCE AND TECHNOLOGY FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$144,001,715	$—	$—	$144,001,715
Short-Term Investments	—	4,083,208	—	4,083,208

Total	$144,001,715	$4,083,208	$—	$148,084,923

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SMALL CAP EQUITY FUND

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 103.4%
Aerospace — 1.8%
HEICO Corp., Class A	17,160	$1,038,352
		1,038,352
Air Transport — 0.8%
Spirit Airlines, Inc.(1)	10,777	458,346
		458,346
Back Office Support, HR and Consulting — 3.3%
Ritchie Bros. Auctioneers, Inc.	36,502	1,280,125
WNS Holdings Ltd., ADR(1)	21,298	637,875
		1,918,000
Banks: Diversified — 1.9%
Home BancShares, Inc.	19,080	397,055
Western Alliance Bancorp(1)	19,601	735,821
		1,132,876
Biotechnology — 12.8%
Amicus Therapeutics, Inc.(1)	77,714	575,084
Bluebird Bio, Inc.(1)	11,047	748,766
Blueprint Medicines Corp.(1)	15,888	471,874
Celyad S.A., ADR(1)	6,686	157,723
Eagle Pharmaceuticals, Inc.(1)	7,980	558,600
Five Prime Therapeutics, Inc.(1)	11,455	601,273
Ignyta, Inc.(1)	47,391	298,089
Immune Design Corp.(1)	33,162	251,368
Kite Pharma, Inc.(1)	8,406	469,559
Ligand Pharmaceuticals, Inc.(1)	9,397	959,058
Lion Biotechnologies, Inc.(1)	44,892	369,461
Loxo Oncology, Inc.(1)	30,366	794,982
Sage Therapeutics, Inc.(1)	10,161	467,914
Spark Therapeutics, Inc.(1)	9,175	551,050
Vital Therapies, Inc.(1)	45,027	275,565
		7,550,366
Building Materials — 0.6%
Headwaters, Inc.(1)	22,439	379,668
		379,668
Building: Roofing, Wallboard & Plumbing — 1.2%
Beacon Roofing Supply, Inc.(1)	17,270	726,549
		726,549
Casinos & Gambling — 0.8%
Penn National Gaming, Inc.(1)	35,712	484,612
		484,612
Chemicals: Diversified — 2.0%
Chemtura Corp.(1)	19,163	628,738
Ingevity Corp.(1)	11,219	517,196
		1,145,934
Communications Technology — 4.7%
Lumentum Holdings, Inc.(1)	27,221	1,137,021
RingCentral, Inc., Class A(1)	69,139	1,635,829
		2,772,850
Computer Services, Software & Systems — 16.2%
Benefitfocus, Inc.(1)	24,505	978,240
Black Knight Financial Services, Inc., Class A(1)	22,935	938,041
Cornerstone OnDemand, Inc.(1)	14,450	663,978

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SMALL CAP EQUITY FUND

September 30, 2016 (unaudited)	Shares	Value
Ellie Mae, Inc.(1)	2,682	$282,415
InterXion Holding N.V.(1)	23,744	860,008
LogMeIn, Inc.	26,350	2,381,776
Proofpoint, Inc.(1)	26,317	1,969,827
The Ultimate Software Group, Inc.(1)	7,187	1,468,951
		9,543,236
Consumer Lending — 0.9%
LendingTree, Inc.(1)	5,679	550,352
		550,352
Diversified Materials & Processing — 1.7%
Hexcel Corp.	22,194	983,194
		983,194
Diversified Retail — 1.3%
Ollie’s Bargain Outlet Holdings, Inc.(1)	29,184	764,913
		764,913
Education Services — 1.5%
Grand Canyon Education, Inc.(1)	22,141	894,275
		894,275
Electronic Entertainment — 2.6%
Take-Two Interactive Software, Inc.(1)	33,416	1,506,393
		1,506,393
Entertainment — 1.3%
IMAX Corp.(1)	26,601	770,631
		770,631
Financial Data & Systems — 4.8%
Euronet Worldwide, Inc.(1)	19,079	1,561,234
Fair Isaac Corp.	5,130	639,147
WEX, Inc.(1)	5,480	592,333
		2,792,714
Foods — 3.7%
Pinnacle Foods, Inc.	30,710	1,540,721
Snyder’s-Lance, Inc.	19,450	653,131
		2,193,852
Glass — 1.4%
Apogee Enterprises, Inc.	18,690	835,256
		835,256
Health Care Management Services — 1.2%
WellCare Health Plans, Inc.(1)	6,251	731,930
		731,930
Health Care Services — 4.5%
Acadia Healthcare Co., Inc.(1)	10,243	507,541
Amedisys, Inc.(1)	17,174	814,734
HMS Holdings Corp.(1)	38,570	855,097
WebMD Health Corp.(1)	9,146	454,556
		2,631,928
Insurance: Life — 1.0%
Primerica, Inc.	11,170	592,345
		592,345
Insurance: Property - Casualty — 1.3%
AmTrust Financial Services, Inc.	28,908	775,602
		775,602

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SMALL CAP EQUITY FUND

September 30, 2016 (unaudited)	Shares	Value
Machinery: Industrial — 2.0%
John Bean Technologies Corp.	9,079	$640,523
Manitowoc Foodservice, Inc.(1)	33,000	535,260
		1,175,783
Medical & Dental Instruments & Supplies — 1.9%
AtriCure, Inc.(1)	24,612	389,362
Integra LifeSciences Holdings Corp.(1)	8,470	699,198
		1,088,560
Medical Equipment — 2.7%
NxStage Medical, Inc.(1)	36,399	909,611
Zeltiq Aesthetics, Inc.(1)	17,118	671,368
		1,580,979
Metal Fabricating — 1.1%
Rexnord Corp.(1)	29,300	627,313
		627,313
Metals & Minerals: Diversified — 0.4%
U.S. Silica Holdings, Inc.	4,554	212,034
		212,034
Miscellaneous Consumer Staples — 1.2%
Energizer Holdings, Inc.	14,410	719,924
		719,924
Oil: Crude Producers — 1.1%
Carrizo Oil & Gas, Inc.(1)	7,768	315,536
Diamondback Energy, Inc.(1)	3,441	332,194
		647,730
Pharmaceuticals — 1.0%
GW Pharmaceuticals PLC, ADR(1)	4,590	609,231
		609,231
Power Transmission Equipment — 0.7%
BWX Technologies, Inc.	10,870	417,082
		417,082
Recreational Vehicles & Boats — 0.6%
Drew Industries, Inc.	3,610	353,852
		353,852
Restaurants — 3.2%
Jack in the Box, Inc.	8,470	812,612
Popeyes Louisiana Kitchen, Inc.(1)	10,491	557,492
Wingstop, Inc.	17,122	501,674
		1,871,778
Scientific Instruments: Electrical — 1.5%
Littelfuse, Inc.	6,897	888,403
		888,403
Securities Brokerage & Services — 0.4%
MarketAxess Holdings, Inc.	1,570	259,976
		259,976
Semiconductors & Components — 5.7%
Cavium, Inc.(1)	13,462	783,488
Monolithic Power Systems, Inc.	10,118	814,499
Tower Semiconductor Ltd.(1)	116,059	1,761,776
		3,359,763
Specialty Retail — 4.6%
Burlington Stores, Inc.(1)	11,972	969,971

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SMALL CAP EQUITY FUND

September 30, 2016 (unaudited)	Shares	Value
Five Below, Inc.(1)	20,866	$840,691
Lithia Motors, Inc., Class A	9,459	903,524
		2,714,186
Textile Products — 0.9%
Interface, Inc.	31,229	521,212
		521,212
Textiles, Apparel & Shoes — 1.1%
Steven Madden Ltd.(1)	18,633	643,956
		643,956
Total Common Stocks (Cost $51,380,640)		60,865,936

	Shares	Value
Short-Term Investments — 1.7%
State Street Institutional U.S. Government Money Market Fund, 0.25%(2)	976,153	976,153
Total Short-Term Investments (Cost $976,153)		976,153
Total Investments — 105.1% (Cost $52,356,793)		61,842,089
Other Liabilities, Net — (5.1)%		(3,017,226)
Total Net Assets — 100.0%		$58,824,863

(1)	Non-income-producing security.
(2)	The rate disclosed is the 7 day net yield as of September 30, 2016.

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS SMALL CAP EQUITY FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$60,865,936	$—	$—	$60,865,936
Short-Term Investments	—	976,153	—	976,153

Total	$60,865,936	$976,153	$—	$61,842,089

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS INTERNATIONAL FUND

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 99.0%
Australia — 5.9%
BHP Billiton Ltd.	20,104	$348,251
CSL Ltd.	4,351	357,785
Scentre Group	54,099	195,307
Westpac Banking Corp.	24,416	555,517
		1,456,860
Belgium — 2.7%
Anheuser-Busch InBev S.A.	3,436	451,861
Melexis N.V.	3,112	223,604
		675,465
Denmark — 2.5%
Pandora A/S	1,869	226,373
Royal Unibrew A/S	7,617	376,859
		603,232
France — 6.9%
Arkema S.A.	3,709	343,387
AXA S.A.	8,576	182,344
Capgemini S.A.	2,445	239,716
Cie Generale des Etablissements Michelin	4,072	450,913
Societe Generale S.A.	4,350	150,485
TOTAL S.A.	7,255	345,052
		1,711,897
Germany — 7.9%
Allianz SE (Reg S)	987	146,678
Bayer AG (Reg S)	3,193	320,674
Daimler AG (Reg S)	2,878	202,978
HeidelbergCement AG	2,910	275,204
SAP SE	4,535	414,736
Siemens AG (Reg S)	4,917	576,568
		1,936,838
Hong Kong — 5.1%
AIA Group Ltd.	54,800	368,516
China Mobile Ltd.	17,000	208,834
HK Electric Investments & HK Electric Investments Ltd., SS	129,500	127,465
Tencent Holdings Ltd.	9,300	258,559
The Wharf Holdings Ltd.	39,000	286,126
		1,249,500
Italy — 3.6%
Enel S.p.A.	80,400	358,320
Eni S.p.A.	14,835	213,777
Intesa Sanpaolo S.p.A.	31,338	69,574
Recordati S.p.A.	7,806	250,882
		892,553
Japan — 21.0%
Central Japan Railway Co.	1,000	171,205
Chubu Electric Power Co., Inc.	11,200	162,965
Daito Trust Construction Co. Ltd.	1,000	159,939
DIC Corp.	5,300	164,069
Fuji Electric Co. Ltd.	49,000	225,195
FUJIFILM Holdings Corp.	4,900	181,510
Gurunavi, Inc.	4,600	126,523
Hitachi Construction Machinery Co. Ltd.	14,000	279,175
Hoya Corp.	7,400	297,686
ITOCHU Corp.	28,800	362,579
Milbon Co. Ltd.	4,200	206,178
Mitsubishi UFJ Financial Group, Inc.	30,100	152,489
Mizuho Financial Group, Inc.	188,600	317,874
Murata Manufacturing Co. Ltd.	1,700	221,906
Nippon Telegraph & Telephone Corp.	4,700	214,959

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS INTERNATIONAL FUND

September 30, 2016 (unaudited)	Shares	Value
Nitori Holdings Co. Ltd.	1,800	$215,771
Oracle Corp. Japan	2,200	124,295
Rohto Pharmaceutical Co. Ltd.	11,080	191,179
Sanwa Holdings Corp.	23,700	229,439
SoftBank Group Corp.	3,300	213,868
Tokio Marine Holdings, Inc.	5,400	207,090
Toyota Motor Corp.	12,900	748,283
		5,174,177
Netherlands — 3.2%
ArcelorMittal(1)	31,610	191,267
ArcelorMittal(1)	4,146	25,284
ING Groep N.V.	20,286	250,443
Wolters Kluwer N.V.	7,334	313,537
		780,531
New Zealand — 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	20,034	146,247
		146,247
Singapore — 1.1%
Singapore Exchange Ltd.	49,400	269,451
		269,451
Spain — 1.1%
Banco Santander S.A.	61,659	273,540
		273,540
Sweden — 4.5%
Atlas Copco AB, Class B	17,196	469,880
Intrum Justitia AB	7,766	250,463
Swedbank AB, Class A	16,884	396,717
		1,117,060
Switzerland — 11.5%
Actelion Ltd. (Reg S)(1)	1,703	295,528
Nestle S.A. (Reg S)	7,230	570,910
Novartis AG (Reg S)	5,951	469,655
Roche Holding AG	2,496	620,252
Schindler Holding AG	1,924	361,294
Swiss Re AG	2,677	241,782
U-Blox AG(1)	774	167,536
UBS Group AG (Reg S)	8,629	117,876
		2,844,833
United Kingdom — 21.4%
BP PLC	60,097	350,289
British American Tobacco PLC	9,104	580,617
Croda International PLC	5,138	231,848
Diageo PLC	16,485	472,189
Experian PLC	23,505	469,582
HSBC Holdings PLC	63,131	474,541
National Grid PLC	20,014	282,654
Next PLC	2,100	129,988
Prudential PLC	10,804	191,519
RELX PLC	14,458	274,174
Rio Tinto PLC	11,760	390,857
Royal Dutch Shell PLC, Class A	16,418	408,445
Smith & Nephew PLC	22,674	365,695
Standard Chartered PLC(1)	19,949	162,340
Unilever PLC	10,272	486,072
		5,270,810
Total Common Stocks (Cost $22,794,867)		24,402,994

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS INTERNATIONAL FUND

September 30, 2016 (unaudited)	Shares	Value
Exchange-Traded Funds — 0.5%
SPDR Gold Shares(1)	980	$123,127
Total Exchange-Traded Funds (Cost $118,480)		123,127

	Shares	Value
Preferred Stocks — 0.9%
Japan — 0.9%
Ito En Ltd.	11,900	221,627
		221,627
Total Preferred Stocks (Cost $187,787)		221,627

	Shares	Value
Short-Term Investments — 1.4%
State Street Institutional U.S. Government Money Market Fund, 0.25%(2)	343,957	343,957
Total Short-Term Investments (Cost $343,957)		343,957
Total Investments — 101.8% (Cost $23,445,091)		25,091,705
Other Liabilities, Net — (1.8)%		(443,192)
Total Net Assets — 100.0%		$24,648,513

(1)	Non-income-producing security.
(2)	The rate disclosed is the 7 day net yield as of September 30, 2016.

Legend:

SS — Stapled Security

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS INTERNATIONAL FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Australia	$—	$1,456,860	*	$—	$1,456,860
Belgium	—	675,465	*	—	675,465
Denmark	—	603,232	*	—	603,232
France	—	1,711,897	*	—	1,711,897
Germany	—	1,936,838	*	—	1,936,838
Hong Kong	127,465	1,122,035	*	—	1,249,500
Italy	—	892,553	*	—	892,553
Japan	—	5,174,177	*	—	5,174,177
Netherlands	—	780,531	*	—	780,531
New Zealand	—	146,247	*	—	146,247
Singapore	—	269,451	*	—	269,451
Spain	—	273,540	*	—	273,540
Sweden	—	1,117,060	*	—	1,117,060
Switzerland	—	2,844,833	*	—	2,844,833
United Kingdom	—	5,270,810	*	—	5,270,810
Exchange-Traded Funds	123,127	—		—	123,127
Preferred Stocks	—	221,627	*	—	221,627
Short-Term Investments	—	343,957		—	343,957

Total	$250,592	$24,841,113		$—	$25,091,705

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS GLOBAL FUND

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 96.1%
Australia — 2.4%
BHP Billiton Ltd.	4,736	$82,039
CSL Ltd.	2,383	195,956
Scentre Group	37,402	135,028
Westpac Banking Corp.	5,112	116,309
		529,332
Belgium — 0.5%
Melexis N.V.	1,662	119,418
		119,418
Canada — 2.3%
Canadian Natural Resources Ltd.	5,576	178,252
Kinross Gold Corp.(1)	12,690	53,490
Sun Life Financial, Inc.	3,590	116,816
The Bank of Nova Scotia	3,250	172,217
		520,775
Denmark — 1.0%
Danske Bank A/S	3,103	90,781
Pandora A/S	1,003	121,483
		212,264
France — 2.8%
Arkema S.A.	2,322	214,976
BNP Paribas S.A.	1,486	76,430
Cie Generale des Etablissements Michelin	1,853	205,192
TOTAL S.A.	2,753	130,934
		627,532
Germany — 2.5%
Daimler AG (Reg S)	1,220	86,044
Deutsche Wohnen AG	1,897	69,028
Hannover Rueck SE	1,548	165,938
Siemens AG (Reg S)	1,917	224,788
		545,798
Hong Kong — 3.0%
CNOOC Ltd.	87,957	110,959
HK Electric Investments & HK Electric Investments Ltd., SS	56,000	55,120
Tencent Holdings Ltd.	10,600	294,701
The Wharf Holdings Ltd.	27,000	198,087
		658,867
India — 0.2%
Yes Bank Ltd.	2,730	51,651
		51,651
Italy — 1.0%
Enel S.p.A.	29,042	129,432
Recordati S.p.A.	3,084	99,119
		228,551
Japan — 6.9%
As One Corp.	3,079	134,066
Daito Trust Construction Co. Ltd.	500	79,970
Gurunavi, Inc.	3,800	104,519
Hitachi Construction Machinery Co. Ltd.	4,900	97,711
Hoya Corp.	3,800	152,866
Milbon Co. Ltd.	4,800	235,632
Nippon Telegraph & Telephone Corp.	2,300	105,193
Oracle Corp. Japan	2,500	141,244
Resona Holdings, Inc.	44,996	189,235
Toyota Motor Corp.	4,900	284,231
		1,524,667

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS GLOBAL FUND

September 30, 2016 (unaudited)	Shares	Value
Mexico — 2.2%
Gruma S.A.B. de C.V., Class B	20,382	$267,398
Promotora y Operadora de Infraestructura S.A.B. de C.V.	21,485	231,296
		498,694
Netherlands — 1.3%
ArcelorMittal(1)	10,677	64,605
ArcelorMittal(1)	11,333	69,113
Wolters Kluwer N.V.	3,387	144,798
		278,516
New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	15,446	112,755
		112,755
People’s Republic of China — 1.2%
China Mobile Ltd.	21,000	257,972
		257,972
Singapore — 0.6%
Singapore Exchange Ltd.	25,800	140,725
		140,725
South Africa — 0.6%
Vodacom Group Ltd.	11,162	125,412
		125,412
South Korea — 1.7%
KT&G Corp.	1,809	206,008
Samsung Electronics Co. Ltd.	118	171,898
		377,906
Spain — 0.3%
Banco Santander S.A.	15,130	67,122
		67,122
Sweden — 1.8%
Atlas Copco AB, Class B	7,176	196,084
Nolato AB, Class B	2,054	63,009
Swedbank AB, Class A	6,479	152,234
		411,327
Switzerland — 4.2%
Actelion Ltd. (Reg S)(1)	1,032	179,087
Nestle S.A. (Reg S)	2,877	227,180
Roche Holding AG	819	203,520
Schindler Holding AG	1,140	214,072
U-Blox AG(1)	463	100,218
		924,077
Taiwan — 1.6%
Cathay Financial Holding Co. Ltd.	133,000	171,007
Taiwan Mobile Co. Ltd.	54,000	194,157
		365,164
United Kingdom — 5.4%
British American Tobacco PLC	5,638	359,569
Croda International PLC	2,185	98,596
HSBC Holdings PLC	20,577	154,672
Next PLC	1,827	113,090
Rio Tinto PLC	3,582	119,052
Severn Trent PLC	3,761	122,036
Standard Chartered PLC(1)	12,354	100,534
Unilever PLC	2,983	141,156
		1,208,705

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS GLOBAL FUND

September 30, 2016 (unaudited)	Shares	Value
United States — 52.1%
3M Co.	1,527	$269,103
Aetna, Inc.	1,137	131,267
Alphabet, Inc., Class C(1)	328	254,951
Amazon.com, Inc.(1)	377	315,666
Amgen, Inc.	2,265	377,825
Apple, Inc.	5,261	594,756
Celgene Corp.(1)	2,033	212,509
Cisco Systems, Inc.	12,271	389,236
CME Group, Inc.	1,483	155,003
Colgate-Palmolive Co.	7,718	572,213
Devon Energy Corp.	3,159	139,343
Dr. Pepper Snapple Group, Inc.	3,303	301,597
Eaton Corp. PLC	5,347	351,351
Eli Lilly & Co.	3,243	260,283
EQT Corp.	1,156	83,949
Exxon Mobil Corp.	4,755	415,016
Facebook, Inc., Class A(1)	3,169	406,488
Gilead Sciences, Inc.	2,523	199,620
Honeywell International, Inc.	3,061	356,882
Johnson & Johnson	4,998	590,414
JPMorgan Chase & Co.	5,654	376,500
Marathon Oil Corp.	8,030	126,954
MasterCard, Inc., Class A	2,837	288,721
McDonald’s Corp.	2,146	247,563
MetLife, Inc.	2,296	102,011
MGE Energy, Inc.	5,131	289,953
Microsoft Corp.	9,706	559,066
PepsiCo, Inc.	5,010	544,938
Phillips 66	1,539	123,966
Quaker Chemical Corp.	2,100	222,453
Ross Stores, Inc.	3,880	249,484
Simon Property Group, Inc.	1,764	365,166
Texas Instruments, Inc.	6,097	427,887
The Goldman Sachs Group, Inc.	1,531	246,904
The PNC Financial Services Group, Inc.	2,880	259,459
The Progressive Corp.	4,221	132,962
The TJX Cos., Inc.	3,388	253,355
Verizon Communications, Inc.	4,992	259,484
Westlake Chemical Corp.	2,434	130,219
		11,584,517
Total Common Stocks (Cost $17,197,950)		21,371,747

	Shares	Value
Preferred Stocks — 0.7%
Brazil — 0.7%
Itau Unibanco Holding S.A.	14,100	154,000
		154,000
Total Preferred Stocks (Cost $109,125)		154,000

	Shares	Value
Exchange-Traded Funds — 1.5%
iShares MSCI ACWI ETF	5,639	333,265
Total Exchange-Traded Funds (Cost $332,143)		333,265

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS GLOBAL FUND

September 30, 2016 (unaudited)	Shares	Value
Short-Term Investments — 1.3%
State Street Institutional U.S. Government Money Market Fund, 0.25%(2)	295,595	$295,595
Total Short-Term Investments (Cost $295,595)		295,595
Total Investments — 99.6% (Cost $17,934,813)		22,154,607
Other Assets, Net — 0.4%		99,936
Total Net Assets — 100.0%		$22,254,543

(1)	Non-income-producing security.
(2)	The rate disclosed is the 7 day net yield as of September 30, 2016.

Legend:

SS — Stapled Security

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY RS GLOBAL FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Australia	$—	$529,332	*	$—	$529,332
Belgium	—	119,418	*	—	119,418
Canada	520,775	—		—	520,775
Denmark	—	212,264	*	—	212,264
France	—	627,532	*	—	627,532
Germany	—	545,798	*	—	545,798
Hong Kong	55,120	603,747	*	—	658,867
India	—	51,651	*	—	51,651
Italy	—	228,551	*	—	228,551
Japan	—	1,524,667	*	—	1,524,667
Mexico	498,694	—		—	498,694
Netherlands	—	278,516	*	—	278,516
New Zealand	—	112,755	*	—	112,755
People’s Republic of China	—	257,972	*	—	257,972
Singapore	—	140,725	*	—	140,725
South Africa	—	125,412	*	—	125,412
South Korea	—	377,906	*	—	377,906
Spain	—	67,122	*	—	67,122
Sweden	63,009	348,318	*	—	411,327
Switzerland	—	924,077	*	—	924,077
Taiwan	—	365,164	*	—	365,164
United Kingdom	—	1,208,705	*	—	1,208,705
United States	11,584,517	—		—	11,584,517
Preferred Stocks	154,000	—		—	154,000
Exchange-Traded Funds	333,265	—		—	333,265
Short-Term Investments	—	295,595		—	295,595

Total	$13,209,380	$8,945,227		$—	$22,154,607

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS EMERGING MARKETS FUND

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 95.1%
Argentina — 0.5%
Pampa Energia S.A., ADR(1)	28,033	$908,269
		908,269
Brazil — 5.9%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	119,135	1,103,190
Cosan Ltd., Class A	119,559	854,847
EcoRodovias Infraestrutura e Logistica S.A.(1)	389,900	1,065,821
Energisa S.A.	161,040	1,027,004
Estacio Participacoes S.A.	155,800	853,220
FPC Par Corretora de Seguros S.A.	7,300	32,772
M Dias Branco S.A.	29,000	1,185,093
Petroleo Brasileiro S.A., ADR(1)	144,434	1,347,569
Sao Martinho S.A.	83,500	1,505,858
Telefonica Brasil S.A., ADR	62,039	897,704
		9,873,078
Chile — 0.4%
Banco Santander Chile, ADR	34,478	713,350
		713,350
Czech Republic — 1.5%
Erste Group Bank AG(1)	44,253	1,310,406
Moneta Money Bank A.S.(1)	387,797	1,235,088
		2,545,494
India — 7.4%
HCL Technologies Ltd.	110,029	1,323,943
HDFC Bank Ltd., ADR	25,472	1,831,182
IRB Infrastructure Developers Ltd.	429,346	1,588,841
ITC Ltd.	413,099	1,504,977
Mahanagar Gas Ltd.	79,383	790,492
Manappuram Finance Ltd.	958,479	1,326,148
Power Grid Corp. of India Ltd.	644,768	1,709,463
Tata Motors Ltd., ADR	38,482	1,538,510
Yes Bank Ltd.	47,457	897,883
		12,511,439
Indonesia — 2.5%
PT Bank Rakyat Indonesia (Persero) Tbk	1,824,700	1,712,184
PT Indofood CBP Sukses Makmur Tbk	1,267,700	922,717
PT Sri Rejeki Isman Tbk	16,672,400	266,260
PT Telekomunikasi Indonesia (Persero) Tbk	3,959,700	1,318,531
		4,219,692
Malaysia — 1.5%
AirAsia Bhd	2,515,300	1,699,733
Tune Protect Group Bhd	2,215,900	881,108
		2,580,841
Mexico — 2.6%
Cemex S.A.B. de C.V., ADR(1)	95,853	761,073
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	6,819	647,600
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	542,200	951,309
Macquarie Mexico Real Estate Management S.A. de C.V.(1)	257,100	314,783
OHL Mexico S.A.B. de C.V.(1)	711,300	943,888
Unifin Financiera S.A.B. de C.V. SOFOM ENR	232,700	702,069
		4,320,722
People’s Republic of China — 27.1%
AAC Technologies Holdings, Inc.	85,500	863,894
Alibaba Group Holding Ltd., ADR(1)	48,819	5,164,562
Anhui Conch Cement Co. Ltd., H shares	377,000	1,041,979
Bank of China Ltd., H shares	6,269,000	2,895,047
China Communications Construction Co. Ltd., H shares	1,325,000	1,406,153

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS EMERGING MARKETS FUND

September 30, 2016 (unaudited)	Shares	Value
China Construction Bank Corp., H shares	6,277,857	$4,714,911
China Mobile Ltd.	308,840	3,793,903
China Petroleum & Chemical Corp., H shares	2,390,000	1,764,442
China Resources Gas Group Ltd.	406,000	1,394,431
China Resources Land Ltd.	440,000	1,240,538
China Shenhua Energy Co. Ltd., H shares	495,000	978,357
Chinasoft International Ltd.(1)	1,796,000	835,144
CNOOC Ltd.	893,000	1,126,531
CP Pokphand Co. Ltd.	7,842,000	1,014,841
CSPC Pharmaceutical Group Ltd.	1,596,000	1,602,363
NetEase, Inc., ADR	8,383	2,018,459
New Oriental Education & Technology Group, Inc., ADR(1)	25,222	1,169,292
Nine Dragons Paper Holdings Ltd.	990,000	933,509
Ping An Insurance (Group) Co. of China Ltd., H shares	471,000	2,469,069
Tencent Holdings Ltd.	279,015	7,757,179
Weichai Power Co. Ltd., H shares	1,085,000	1,463,962
		45,648,566
Peru — 0.5%
Credicorp Ltd.	5,338	812,550
		812,550
Philippines — 0.8%
Bloomberry Resorts Corp.(1)	8,571,800	807,060
Vista Land & Lifescapes, Inc.	4,884,900	544,202
		1,351,262
Poland — 0.5%
KRUK S.A.	14,808	922,068
		922,068
Russia — 5.5%
Aeroflot - Russian Airlines PJSC(1)	618,000	1,151,474
Inter RAO UES PJSC	3,776,000	191,150
Lukoil PJSC, ADR	49,690	2,422,814
MMC Norilsk Nickel PJSC, ADR	52,232	838,324
Rosneft PJSC, GDR (Reg S)	292,507	1,597,088
Sberbank of Russia PJSC, ADR	130,488	1,225,672
X5 Retail Group N.V., GDR (Reg S)(1)	63,427	1,837,480
		9,264,002
South Africa — 5.5%
AngloGold Ashanti Ltd.(1)	54,480	870,717
Barclays Africa Group Ltd.	124,133	1,370,504
Capitec Bank Holdings Ltd.	20,592	964,922
Naspers Ltd., N shares	23,084	3,995,213
Sanlam Ltd.	150,627	701,897
Steinhoff International Holdings N.V.	231,478	1,325,653
		9,228,906
South Korea — 14.7%
DuzonBizon Co. Ltd.	32,538	644,005
Hyundai Development Co.	39,794	1,865,361
Kia Motors Corp.	33,177	1,274,722
Korea Zinc Co. Ltd.	2,809	1,232,510
KT Corp., ADR	53,684	861,628
Mando Corp.	7,613	1,715,066
NAVER Corp.	2,630	2,117,315
POSCO, ADR	20,052	1,024,256
Samsung Electronics Co. Ltd.	4,565	6,650,118
SFA Engineering Corp.	25,178	1,236,769
Shinhan Financial Group Co. Ltd.	50,732	1,858,041
SK Hynix, Inc.	54,175	1,988,760
SK Innovation Co. Ltd.	7,322	1,084,879
SK Materials Co. Ltd.	8,350	1,202,803
		24,756,233

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS EMERGING MARKETS FUND

September 30, 2016 (unaudited)	Shares	Value
Taiwan — 13.6%
First Financial Holding Co. Ltd.	2,238,000	$1,191,861
Formosa Plastics Corp.	440,000	1,095,721
Fubon Financial Holding Co. Ltd.	1,502,000	2,231,828
Gourmet Master Co. Ltd.	77,700	774,951
Hota Industrial Manufacturing Co. Ltd.	222,000	1,085,117
MediaTek, Inc.	207,000	1,589,328
Pegatron Corp.	400,000	1,035,202
Powertech Technology, Inc.	393,000	1,021,372
Realtek Semiconductor Corp.	337,000	1,112,232
Taiwan Mobile Co. Ltd.	249,000	895,282
Taiwan Semiconductor Manufacturing Co. Ltd.	1,154,998	6,789,241
TCI Co. Ltd.	214,798	1,192,113
Tong Yang Industry Co. Ltd.	739,000	1,759,669
Yuanta Financial Holding Co. Ltd.	3,281,000	1,176,774
		22,950,691
Thailand — 2.6%
GFPT PCL (Reg F)(2)	1,963,400	834,655
Supalai PCL (Reg F)(2)	933,200	654,387
Thai Union Group PCL (Reg F)(2)	1,709,800	1,058,527
The Siam Cement PCL (Reg F)	76,700	1,149,390
Unique Engineering & Construction PCL (Reg F)	1,398,100	667,440
		4,364,399
Turkey — 1.6%
Celebi Hava Servisi A.S.	75,515	553,281
Tekfen Holding A.S.	363,336	934,928
Turkiye Garanti Bankasi A.S.	443,166	1,174,308
		2,662,517
United Arab Emirates — 0.4%
Emaar Properties PJSC	346,402	667,626
		667,626
Total Common Stocks (Cost $129,033,764)		160,301,705
	Shares	Value
Preferred Stocks — 2.4%
Brazil — 2.0%
Itau Unibanco Holding S.A.	312,231	3,410,188
		3,410,188
Colombia — 0.4%
Banco Davivienda S.A.	67,655	692,189
		692,189
Total Preferred Stocks (Cost $3,759,371)		4,102,377
	Shares	Value
Exchange-Traded Funds — 1.6%
iShares MSCI Emerging Markets ETF	71,945	2,694,340
Total Exchange-Traded Funds (Cost $2,634,921)		2,694,340

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS EMERGING MARKETS FUND

September 30, 2016 (unaudited)	Shares	Value
Short-Term Investments — 0.6%
State Street Institutional U.S. Government Money Market Fund, 0.25%(3)	1,074,165	$1,074,165
Total Short-Term Investments (Cost $1,074,165)		1,074,165
Total Investments — 99.7% (Cost $136,502,221)		168,172,587
Other Assets, Net — 0.3%		459,290
Total Net Assets — 100.0%		$168,631,877

(1)	Non-income-producing security.
(2)	Foreign shares are valued based on the last trade price of the local shares.
(3)	The rate disclosed is the 7 day net yield as of September 30, 2016.

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS EMERGING MARKETS FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Argentina	$908,269	$—		$—	$908,269
Brazil	9,873,078	—		—	9,873,078
Chile	713,350	—		—	713,350
Czech Republic	1,235,088	1,310,406	*	—	2,545,494
India	4,160,184	8,351,255	*	—	12,511,439
Indonesia	—	4,219,692	*	—	4,219,692
Malaysia	—	2,580,841	*	—	2,580,841
Mexico	4,320,722	—		—	4,320,722
People’s Republic of China	8,352,313	37,296,253	*	—	45,648,566
Peru	812,550	—		—	812,550
Philippines	—	1,351,262	*	—	1,351,262
Poland	922,068	—		—	922,068
Russia	4,990,919	4,273,083	*	—	9,264,002
South Africa	—	9,228,906	*	—	9,228,906
South Korea	1,885,884	22,870,349	*	—	24,756,233
Taiwan	—	22,950,691	*	—	22,950,691
Thailand	667,440	3,696,959	*	—	4,364,399
Turkey	—	2,662,517	*	—	2,662,517
United Arab Emirates	—	667,626	*	—	667,626
Preferred Stocks	4,102,377	—		—	4,102,377
Exchange-Traded Funds	2,694,340	—		—	2,694,340
Short-Term Investments	—	1,074,165		—	1,074,165

Total	$45,638,582	$122,534,005		$—	$168,172,587

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS EMERGING MARKETS SMALL CAP FUND

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 98.1%
Argentina — 0.8%
Pampa Energia S.A., ADR(1)	5,446	$176,450
		176,450
Brazil — 4.8%
Cosan Ltd., Class A	14,986	107,150
Direcional Engenharia S.A.	78,400	139,581
EcoRodovias Infraestrutura e Logistica S.A.(1)	71,100	194,357
Energisa S.A.	22,130	141,130
Estacio Participacoes S.A.	28,400	155,529
FPC Par Corretora de Seguros S.A.	1,100	4,938
Linx S.A.	17,700	105,586
Sao Martinho S.A.	10,000	180,342
		1,028,613
Czech Republic — 0.6%
Moneta Money Bank A.S.(1)	39,944	127,217
		127,217
Hong Kong — 2.9%
IGG, Inc.	222,000	148,501
Man Wah Holdings Ltd.	156,000	100,331
Nexteer Automotive Group Ltd.	184,000	240,579
Truly International Holdings Ltd.	328,000	134,127
		623,538
India — 9.7%
CESC Ltd.	26,043	238,506
Dredging Corp. of India Ltd.	26,008	153,777
IRB Infrastructure Developers Ltd.	76,685	283,781
Jubilant Life Sciences Ltd.	19,857	184,774
Mahanagar Gas Ltd.	11,594	115,452
Manappuram Finance Ltd.	165,236	228,620
MOIL Ltd.	27,290	101,639
Raymond Ltd.	26,718	215,796
TAKE Solutions Ltd.	74,762	189,214
UPL Ltd.	22,347	227,197
Yes Bank Ltd.	5,940	112,385
		2,051,141
Indonesia — 2.9%
PT Bank Tabungan Negara Persero Tbk	909,700	134,163
PT Indo Tambangraya Megah Tbk	221,200	185,346
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,633,600	187,691
PT Sri Rejeki Isman Tbk	7,068,400	112,883
		620,083
Malaysia — 3.3%
AirAsia Bhd	415,200	280,575
Tiong NAM Logistics Holdings	499,600	205,528
Tune Protect Group Bhd	539,900	214,680
		700,783
Mexico — 2.5%
Alpek S.A.B. de C.V.	79,200	134,221
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	1,138	108,076
OHL Mexico S.A.B. de C.V.(1)	121,700	161,494
Unifin Financiera S.A.B. de C.V. SOFOM ENR	44,900	135,466
		539,257
People’s Republic of China — 19.2%
Beijing Capital Land Ltd., H shares	478,000	197,316
China Resources Cement Holdings Ltd.	752,000	302,681
China Resources Gas Group Ltd.	64,000	219,812
Chinasoft International Ltd.(1)	424,000	197,161

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS EMERGING MARKETS SMALL CAP FUND

September 30, 2016 (unaudited)	Shares	Value
CP Pokphand Co. Ltd.	1,468,000	$189,976
Dawnrays Pharmaceutical Holdings Ltd.	260,000	171,964
Greentown Service Group Co. Ltd.(1)	496,000	185,447
K Wah International Holdings Ltd.	237,000	130,466
Kingdee International Software Group Co. Ltd.(1)	416,000	166,633
Lee & Man Paper Manufacturing Ltd.	267,000	243,908
Lee’s Pharmaceutical Holdings Ltd.	223,500	210,544
Livzon Pharmaceutical Group, Inc., H shares	23,600	146,184
Pou Sheng International Holdings Ltd.	847,000	280,000
Qingdao Port International Co. Ltd., H shares	257,000	152,720
Shenzhou International Group Holdings Ltd.	36,000	251,922
Sino-Ocean Land Holdings Ltd.	263,000	122,095
Skyworth Digital Holdings Ltd.	188,000	136,493
Tarena International, Inc., ADR	19,042	275,728
Tianjin Development Holdings Ltd.	232,000	111,641
Tongda Group Holdings Ltd.	1,040,000	255,087
Xinjiang Goldwind Science & Technology Co. Ltd., H shares	91,400	137,616
		4,085,394
Peru — 1.0%
Alicorp SAA	99,380	215,328
		215,328
Philippines — 2.0%
Bloomberry Resorts Corp.(1)	2,149,800	202,410
First Gen Corp.	286,300	147,967
Vista Land & Lifescapes, Inc.	643,800	71,722
		422,099
Poland — 1.4%
Budimex S.A.	2,288	125,398
KRUK S.A.	2,635	164,077
		289,475
Russia — 2.4%
Aeroflot - Russian Airlines PJSC(1)	153,000	285,074
Inter RAO UES PJSC	946,000	47,889
LSR Group PJSC, GDR (Reg S)	58,762	166,590
		499,553
South Africa — 4.5%
African Rainbow Minerals Ltd.	18,478	111,047
Assore Ltd.	11,113	120,245
Capitec Bank Holdings Ltd.	2,826	132,423
DRDGOLD Ltd., ADR	23,843	118,023
KAP Industrial Holdings Ltd.	337,236	183,824
Sappi Ltd.(1)	25,033	129,663
Super Group Ltd.(1)	54,972	170,134
		965,359
South Korea — 16.3%
Com2uSCorp(1)	1,289	117,602
Daewon Pharmaceutical Co. Ltd.	10,543	180,726
DGB Financial Group, Inc.	25,469	209,712
DuzonBizon Co. Ltd.	11,635	230,284
Hansol Paper Co. Ltd.	9,352	175,470
Hanwha Techwin Co. Ltd.	5,027	291,690
Huvitz Co. Ltd.	14,267	199,966
Hyundai Development Co.	3,638	170,533
Interojo Co. Ltd.	5,939	215,132
KIWOOM Securities Co. Ltd.	2,743	179,284
Korea Petrochemical Ind Co. Ltd.	1,152	225,320
Mando Corp.	1,158	260,876
Rayence Co. Ltd.(1)	9,084	158,199
SFA Engineering Corp.	4,123	202,526

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS EMERGING MARKETS SMALL CAP FUND

September 30, 2016 (unaudited)	Shares	Value
SK Materials Co. Ltd.	1,804	$259,863
Viatron Technologies, Inc.	8,507	216,938
Woongjin Thinkbig Co. Ltd.(1)	15,618	157,919
		3,452,040
Taiwan — 15.9%
ASPEED Technology, Inc.	23,121	333,040
Chin-Poon Industrial Co. Ltd.	92,000	205,675
Chroma ATE, Inc.	54,000	145,537
Ennoconn Corp.	14,000	234,438
Eva Airways Corp.	193,200	88,287
Gourmet Master Co. Ltd.	23,100	230,391
Grand Pacific Petrochemical	227,000	114,956
Hota Industrial Manufacturing Co. Ltd.	51,000	249,284
Kerry TJ Logistics Co. Ltd.	78,000	105,001
King’s Town Bank Co. Ltd.	245,000	207,308
Powertech Technology, Inc.	58,000	150,737
Realtek Semiconductor Corp.	59,000	194,723
Sinbon Electronics Co. Ltd.	72,099	166,509
Sinmag Equipment Corp.	31,066	141,141
TCI Co. Ltd.	49,436	274,366
Tong Yang Industry Co. Ltd.	134,000	319,074
YC INOX Co. Ltd.	298,900	215,449
		3,375,916
Thailand — 5.8%
Beauty Community PCL (Reg F)(2)	763,500	209,919
Chularat Hospital PCL (Reg F)	2,634,400	199,475
GFPT PCL (Reg F)	239,000	101,601
Supalai PCL (Reg F)(2)	301,800	211,631
Thai Union Group PCL (Reg F)(2)	345,700	214,021
The Bangchak Petroleum PCL (Reg F)(2)	198,400	175,279
Unique Engineering & Construction PCL (Reg F)	257,000	122,689
		1,234,615
Turkey — 2.1%
Celebi Hava Servisi A.S.	9,873	72,337
Tekfen Holding A.S.	74,165	190,840
Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.(1)	133,534	180,204
		443,381
Total Common Stocks (Cost $18,633,452)		20,850,242

	Shares	Value
Preferred Stocks — 0.5%
Colombia — 0.5%
Banco Davivienda S.A.	10,530	107,734
		107,734
Total Preferred Stocks (Cost $104,625)		107,734

	Shares	Value
Short-Term Investments — 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.25%(3)	79,338	79,338
Total Short-Term Investments (Cost $79,338)		79,338

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS EMERGING MARKETS SMALL CAP FUND

September 30, 2016 (unaudited)	Value
Total Investments — 99.0% (Cost $18,817,415)	$21,037,314
Other Assets, Net — 1.0%	201,962
Total Net Assets — 100.0%	$21,239,276

(1)	Non-income-producing security.
(2)	Foreign shares are valued based on the last trade price of the local shares.
(3)	The rate disclosed is the 7 day net yield as of September 30, 2016.

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS EMERGING MARKETS SMALL CAP FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Argentina	$176,450	$—		$—	$176,450
Brazil	1,028,613	—		—	1,028,613
Czech Republic	127,217	—		—	127,217
Hong Kong	—	623,538	*	—	623,538
India	115,452	1,935,689	*	—	2,051,141
Indonesia	—	620,083	*	—	620,083
Malaysia	—	700,783	*	—	700,783
Mexico	539,257	—		—	539,257
People’s Republic of China	461,175	3,624,219	*	—	4,085,394
Peru	215,328	—		—	215,328
Philippines	—	422,099	*	—	422,099
Poland	164,077	125,398	*	—	289,475
Russia	214,479	285,074	*	—	499,553
South Africa	301,847	663,512	*	—	965,359
South Korea	—	3,452,040	*	—	3,452,040
Taiwan	—	3,375,916	*	—	3,375,916
Thailand	122,689	1,111,926	*	—	1,234,615
Turkey	—	443,381	*	—	443,381
Preferred Stocks	107,734	—		—	107,734
Short-Term Investments	—	79,338		—	79,338

Total	$3,574,318	$17,462,996		$—	$21,037,314

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS CHINA FUND

September 30, 2016 (unaudited)	Shares	Value
Common Stocks — 97.5%
Hong Kong — 2.4%
IGG, Inc.	232,000	$155,190
Man Wah Holdings Ltd.	171,200	110,107
Nexteer Automotive Group Ltd.	132,000	172,589
		437,886
People’s Republic of China — 90.4%
AAC Technologies Holdings, Inc.	35,500	358,693
Alibaba Group Holding Ltd., ADR(1)	13,039	1,379,396
Baidu, Inc., ADR(1)	2,510	456,996
Bank of China Ltd., H shares	1,215,000	561,091
China CITIC Bank Corp. Ltd., H shares	503,000	336,446
China Communications Construction Co. Ltd., H shares	253,000	268,496
China Construction Bank Corp., H shares	1,187,000	891,482
China Merchants Bank Co. Ltd., H shares	223,500	568,368
China Mobile Ltd.	95,500	1,173,157
China Overseas Land & Investment Ltd.	98,000	336,923
China Petroleum & Chemical Corp., H shares	779,200	575,252
China Resources Cement Holdings Ltd.	250,000	100,625
China Resources Gas Group Ltd.	80,000	274,765
China Resources Land Ltd.	110,000	310,134
China Shenhua Energy Co. Ltd., H shares	98,000	193,695
China Taiping Insurance Holdings Co. Ltd.(1)	75,838	151,229
Chinasoft International Ltd.(1)	290,000	134,851
CNOOC Ltd.	442,000	557,589
CP Pokphand Co. Ltd.	1,700,000	219,999
CSPC Pharmaceutical Group Ltd.	302,000	303,204
Greentown Service Group Co. Ltd.(1)	412,000	154,041
Haitong Securities Co. Ltd., H shares	35,200	60,183
Industrial & Commercial Bank of China Ltd., H shares	966,000	613,092
Kingdee International Software Group Co. Ltd.(1)	396,000	158,622
Kweichow Moutai Co. Ltd., Class A	4,347	194,575
NetEase, Inc., ADR	2,820	679,000
New Oriental Education & Technology Group, Inc., ADR(1)	6,999	324,474
Nine Dragons Paper Holdings Ltd.	245,000	231,020
PICC Property & Casualty Co. Ltd., H shares	148,000	248,132
Ping An Insurance (Group) Co. of China Ltd., H shares	128,000	671,000
Pou Sheng International Holdings Ltd.	826,000	273,058
Scud Group Ltd.(1)(2)(3)	1,650,000	108,491
Shanghai Pharmaceuticals Holding Co. Ltd., H shares	62,900	170,826
Shenzhou International Group Holdings Ltd.	40,000	279,914
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	192,000	97,502
Skyworth Digital Holdings Ltd.	132,000	95,835
Tencent Holdings Ltd.	76,955	2,139,504
Tianjin Development Holdings Ltd.	256,000	123,190
Tongda Group Holdings Ltd.	970,000	237,918
Weibo Corp., ADR(1)	3,357	168,320
Weichai Power Co. Ltd., H shares	166,000	223,979
Xinjiang Goldwind Science & Technology Co. Ltd., H shares	70,000	105,395
		16,510,462
Taiwan — 4.7%
Gourmet Master Co. Ltd.	16,800	167,557
Hota Industrial Manufacturing Co. Ltd.	57,000	278,611
TCI Co. Ltd.	34,914	193,770
Tong Yang Industry Co. Ltd.	93,000	221,447
		861,385
Total Common Stocks (Cost $14,132,185)		17,809,733

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS CHINA FUND

September 30, 2016 (unaudited)	Shares	Value
Exchange-Traded Funds — 1.2%
iShares MSCI China ETF	4,494	$217,959
Total Exchange-Traded Funds (Cost $198,944)		217,959

	Shares	Value
Short-Term Investments — 1.8%
State Street Institutional U.S. Government Money Market Fund, 0.25%(4)	329,689	329,689
Total Short-Term Investments (Cost $329,689)		329,689
Total Investments — 100.5% (Cost $14,660,818)		18,357,381
Other Liabilities, Net — (0.5)%		(95,206)
Total Net Assets — 100.0%		$18,262,175

(1)	Non-income-producing security.
(2)	Fair valued security.
(3)	Security is restricted and deemed illiquid by the investment adviser. Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Information concerning restricted and illiquid securities is as follows:

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Scud Group Ltd.	1,650,000	$240,404	$108,491	7/3/2014-10/23/2014	0.59%

(4)	The rate disclosed is the 7 day net yield as of September 30, 2016.

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY SOPHUS CHINA FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks:
Hong Kong	$—	$437,886	*	$—	$437,886
People’s Republic of China
Scud Group Ltd.	—	—		108,491	108,491
Other	3,162,227	13,239,744	*	—	16,401,971
Taiwan	—	861,385	*	—	861,385
Exchange-Traded Funds	217,959	—		—	217,959
Short-Term Investments	—	329,689		—	329,689

Total	$3,380,186	$14,868,704		$108,491	$18,357,381

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities (unaudited)
Balance as of 12/31/2015	$218,017
Change in unrealized appreciation/depreciation	(109,526)
Net realized gain	—
Purchases	—
Sales	—
Transfers into/out of Level 3	—

Balance as of 9/30/2016	$108,491

Security	Fair Value at 9/30/2016	Valuation Technique	Unobservable Input	Range of Unobservable Inputs
Scud Group Ltd.	$108,491	Public market comparisons	Illiquidity adjustment to closing price from 3/25/2015(1)	$0.13 per share

(1)	Last available exchange close price. The company requested trading in its stock be halted on 3/26/2015 pending an announcement of a significant event.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 22.5%
FHLMC
4.50% due 7/1/2044	$1,218,270	$1,342,285
5.50% due 6/1/2038	89,376	101,089
7.00% due 9/1/2038	23,882	29,025
1534 Z 5.00% due 6/15/2023	75,877	80,721
FNMA
2.535% due 12/1/2036(1)(2)	95,794	101,053
2.94% due 8/1/2046(1)	70,516	70,786
3.00% due 8/1/2046	2,336,391	2,430,482
3.50% due 2/1/2046 - 8/1/2046	5,190,488	5,478,248
4.00% due 1/1/2045 - 3/1/2046	3,161,044	3,397,332
4.50% due 12/1/2038 - 3/1/2044	441,669	484,147
4.50% due 6/1/2040(2)	628,316	690,529
5.00% due 12/1/2034 - 11/1/2036	28,167	31,396
5.50% due 4/1/2022 - 1/1/2038(2)	288,817	324,093
6.00% due 8/1/2021	44,018	47,394
7.00% due 8/1/2023 - 6/1/2032	38,729	44,668
7.50% due 12/1/2029 - 2/1/2031	49,686	58,701
8.00% due 6/1/2030 - 9/1/2030	29,831	35,314
GNMA
6.00% due 12/15/2033	33,571	39,341
Total Agency Mortgage-Backed Securities (Cost $14,642,524)		14,786,604

	Principal Amount	Value
Asset-Backed Securities — 3.5%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.759% due 4/25/2033(1)	136,533	137,824
Credit Suisse First Boston Mortgage Securities Corp. 2002-HE16 M1 1.845% due 10/25/2032(1)	133,079	129,816
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(2)(3)	650,529	668,990
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(2)(3)	1,333,735	1,347,059
Total Asset-Backed Securities (Cost $2,260,222)		2,283,689

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 7.9%
Banc of America Commercial Mortgage Trust 2008-1 A4 6.436% due 2/10/2051(1)(2)	752,977	781,470
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM 5.91% due 6/11/2040(1)	115,000	117,738
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM 5.648% due 10/15/2048(2)	650,000	650,555
Commercial Mortgage Trust 2012-CR4 B 3.703% due 10/15/2045(3)	250,000	261,845
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(1)(2)	193,561	193,396

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
GS Mortgage Securities Trust 2011-GC5 B 5.566% due 8/10/2044(1)(3)	$410,000	$462,926
2012-GC6 B 5.847% due 1/10/2045(1)(3)	250,000	289,607
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.116% due 4/17/2045(1)(2)	82,871	82,750
2007-LD12 AM 6.207% due 2/15/2051(1)	600,000	616,529
Morgan Stanley Capital I Trust 2007-IQ16 A4 5.809% due 12/12/2049(2)	191,382	196,791
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(2)(3)	500,000	527,842
Wachovia Bank Commercial Mortgage Trust 2007-C33 AM 6.158% due 2/15/2051(1)	650,000	663,391
WFRBS Commercial Mortgage Trust 2012-C6 B 4.697% due 4/15/2045	300,000	332,201
Total Commercial Mortgage-Backed Securities (Cost $5,390,241)		5,177,041

	Principal Amount	Value
Corporate Bonds — 52.7%
Consumer Discretionary — 6.3%
21st Century Fox America, Inc. 6.15% due 2/15/2041	250,000	317,131
Bed Bath & Beyond, Inc. Sr. Nt. 5.165% due 8/1/2044	235,000	227,222
Best Buy Co., Inc. Sr. Nt. 5.50% due 3/15/2021	225,000	249,188
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020(2)	500,000	541,697
General Motors Financial Co., Inc. 2.625% due 7/10/2017(2)	1,000,000	1,007,933
McDonald’s Corp. Sr. Nt. 2.10% due 12/7/2018	500,000	507,637
NVR, Inc. Sr. Nt. 3.95% due 9/15/2022	420,000	447,240
Time Warner Cable LLC Sr. Sec. Nt. 5.85% due 5/1/2017(2)	550,000	563,733
Toll Brothers Finance Corp. 5.875% due 2/15/2022	250,000	275,000
		4,136,781
Consumer Staples — 3.9%
Ingredion, Inc. Sr. Nt. 3.20% due 10/1/2026	140,000	142,794
Kraft Heinz Foods Co. 2.00% due 7/2/2018	500,000	504,613
Mead Johnson Nutrition Co. Sr. Nt. 4.60% due 6/1/2044	150,000	160,124
4.90% due 11/1/2019(2)	610,000	669,629

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Reynolds American, Inc. 4.85% due 9/15/2023	$250,000	$286,163
5.70% due 8/15/2035	167,000	206,410
Whole Foods Market, Inc. 5.20% due 12/3/2025(3)	575,000	624,504
		2,594,237
Energy — 6.3%
BP Capital Markets PLC 1.676% due 5/3/2019	500,000	501,950
ConocoPhillips 5.75% due 2/1/2019	500,000	544,667
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(3)	318,000	337,646
EQT Corp. Sr. Nt. 4.875% due 11/15/2021	400,000	439,588
FMC Technologies, Inc. Sr. Nt. 3.45% due 10/1/2022	395,000	400,227
Marathon Petroleum Corp. Sr. Nt. 5.85% due 12/15/2045	155,000	157,461
6.50% due 3/1/2041	120,000	131,202
Oceaneering International, Inc. Sr. Nt. 4.65% due 11/15/2024	330,000	332,206
Petroleos Mexicanos 5.75% due 3/1/2018	500,000	524,750
Valero Energy Corp. Sr. Nt. 3.40% due 9/15/2026	160,000	158,934
6.625% due 6/15/2037	250,000	292,929
Western Gas Partners LP Sr. Nt. 4.65% due 7/1/2026	325,000	336,342
		4,157,902
Financials — 14.3%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019	400,000	408,500
Aflac, Inc. Sr. Nt. 2.875% due 10/15/2026	220,000	221,427
Alleghany Corp. Sr. Nt. 4.90% due 9/15/2044	120,000	124,214
Ally Financial, Inc. 2.75% due 1/30/2017	500,000	500,937
Capital One Financial Corp. Sr. Nt. 2.45% due 4/24/2019	95,000	97,070
Sub. Nt. 4.20% due 10/29/2025	330,000	344,286
Citigroup, Inc. Sub. Nt. 4.125% due 7/25/2028	125,000	127,079
Sr. Nt. 4.50% due 1/14/2022(2)	400,000	441,775
Cooperatieve Rabobank U.A. 3.95% due 11/9/2022(2)	400,000	419,311
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	350,000	383,361

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Fifth Third Bank Sr. Nt. 2.30% due 3/15/2019	$500,000	$508,858
Huntington Bancshares, Inc. Sub. Nt. 7.00% due 12/15/2020(2)	400,000	464,887
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023(2)	300,000	308,231
Sr. Nt. 5.40% due 1/6/2042	150,000	187,643
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066(2)	125,000	138,359
Morgan Stanley Sr. Nt. 3.125% due 7/27/2026	250,000	251,495
3.75% due 2/25/2023(2)	300,000	318,628
PNC Bank N.A. Sr. Nt. 2.15% due 4/29/2021	500,000	505,216
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	300,000	345,288
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(2)	500,000	544,096
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(2)(3)	600,000	598,405
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(2)(3)	110,000	149,546
The Goldman Sachs Group, Inc. Sr. Nt. 2.35% due 11/15/2021	650,000	648,492
Sub. Nt. 5.625% due 1/15/2017(2)	680,000	688,046
The Huntington National Bank Sr. Nt. 2.00% due 6/30/2018(2)	500,000	503,942
Wells Fargo & Co. Sub. Nt. 4.90% due 11/17/2045	150,000	165,152
		9,394,244
Health Care — 2.1%
Amgen, Inc. Sr. Nt. 4.40% due 5/1/2045	175,000	183,824
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020(2)	200,000	218,858
Biogen, Inc. Sr. Nt. 4.05% due 9/15/2025	405,000	440,943
Express Scripts Holding Co. 4.80% due 7/15/2046	125,000	129,847
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	300,000	311,250
Teva Pharmaceutical Finance Netherlands III B.V. 4.10% due 10/1/2046	125,000	124,407
		1,409,129

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Industrials — 3.1%
Agilent Technologies, Inc. Sr. Nt. 3.05% due 9/22/2026	$245,000	$247,696
Anheuser-Busch InBev Finance, Inc. 1.90% due 2/1/2019	500,000	504,827
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(2)	295,000	295,270
FedEx Corp. 4.55% due 4/1/2046	150,000	166,617
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029(2)	150,000	212,498
SBA Tower Trust 2.24% due 4/15/2043(3)	350,000	351,070
Valmont Industries, Inc. 5.00% due 10/1/2044	237,000	229,804
		2,007,782
Information Technology — 2.0%
Activision Blizzard, Inc. 3.40% due 9/15/2026(3)	165,000	165,707
6.125% due 9/15/2023(3)	335,000	368,081
CA, Inc. Sr. Nt. 4.50% due 8/15/2023	420,000	457,187
NVIDIA Corp. Sr. Nt. 3.20% due 9/16/2026	325,000	327,559
		1,318,534
Materials — 6.4%
Ecolab, Inc. Sr. Nt. 2.00% due 1/14/2019	500,000	505,805
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	100,000	108,305
Georgia-Pacific LLC 5.40% due 11/1/2020(2)(3)	670,000	757,648
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(2)	700,000	751,298
Nucor Corp. Sr. Nt. 5.20% due 8/1/2043	145,000	165,327
Owens Corning 4.20% due 12/15/2022(2)	500,000	537,173
Reliance Steel & Aluminum Co. 4.50% due 4/15/2023	355,000	371,039
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020(2)	500,000	511,250
The Mosaic Co. Sr. Nt. 5.45% due 11/15/2033	110,000	119,516
Westlake Chemical Corp. 3.60% due 8/15/2026(3)	362,000	363,027
		4,190,388
Real Estate Investment Trusts — 1.7%
Columbia Property Trust Operating Partnership LP 3.65% due 8/15/2026	155,000	155,913
CubeSmart LP 3.125% due 9/1/2026	250,000	248,895

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
DDR Corp. Sr. Nt. 4.75% due 4/15/2018	$500,000	$519,090
Lexington Realty Trust 4.25% due 6/15/2023	200,000	203,304
		1,127,202
Telecommunication Services — 4.4%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(2)	700,000	765,204
AT&T, Inc. Sr. Nt. 2.30% due 3/11/2019	500,000	508,393
6.30% due 1/15/2038(2)	300,000	374,452
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(3)	500,000	554,125
Juniper Networks, Inc. Sr. Nt. 4.60% due 3/15/2021	205,000	222,015
Verizon Communications, Inc. Sr. Nt. 4.522% due 9/15/2048(2)	453,000	478,971
		2,903,160
Utilities — 2.2%
Consolidated Edison Co. of New York, Inc. Sr. Nt. Series 07-A 6.30% due 8/15/2037	170,000	232,568
Iberdrola International B.V. 6.75% due 9/15/2033 - 7/15/2036	105,000	134,252
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017(2)	500,000	500,907
Public Service Electric & Gas Co. Sec. Nt. Series I 4.00% due 6/1/2044	115,000	127,550
SCANA Corp. Sr. Nt. 4.75% due 5/15/2021	240,000	258,505
South Carolina Electric & Gas Co. Sec. Nt. 4.60% due 6/15/2043	200,000	226,472
		1,480,254
Total Corporate Bonds (Cost $33,785,883)		34,719,613

	Principal Amount	Value
Municipal Bonds — 1.6%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038(2)	400,000	504,532
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049(2)	400,000	569,380
Total Municipal Bonds (Cost $829,477)		1,073,912

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 7.4%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	$396,687	$412,601
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034	613,232	634,512
Countrywide Home Loans Mortgage Pass-Through Trust 2002-19 1A1 6.25% due 11/25/2032	101,178	104,538
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.765% due 6/25/2037(1)	458,088	409,197
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M2 2.725% due 2/25/2024(1)	500,000	513,427
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	29,422	30,253
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	101,491	103,126
2005-A3 11A2
3.126% due 6/25/2035(1)	428,953	434,380
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	121,464	123,492
2003-5 2A1 5.00% due 6/25/2018	39,549	40,763
2003-7 4A33 5.25% due 9/25/2033(2)	346,289	360,553
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	319,188	317,561
2004-2 A3 5.25% due 11/25/2019	30,794	31,061
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	122,248	123,380
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.938% due 5/25/2034(1)(2)	443,516	448,325
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	322,272	324,843
2004-21XS 2A6A 4.74% due 12/25/2034(1)	5,699	5,793
Wells Fargo Mortgage Backed Securities Trust 2004-6 A4 5.50% due 6/25/2034	71,065	72,298
2004-Y 3A1 2.842% due 11/25/2034(1)	220,933	221,625
2005-2 2A1 4.75% due 4/25/2020(2)	49,961	50,870
2007-13 A7 6.00% due 9/25/2037	146,488	147,475
Total Non-Agency Mortgage-Backed Securities (Cost $4,836,949)		4,910,073

	Principal Amount	Value
U.S. Government Securities — 0.6%
U.S. Treasury Bonds 2.875% due 5/15/2043	199,000	221,574

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
3.00% due 11/15/2045	$150,000	$171,153
Total U.S. Government Securities (Cost $390,241)		392,727

	Shares	Value
Short-Term Investments — 2.5%
State Street Institutional U.S. Government Money Market Fund, 0.25%(4)	1,632,668	1,632,668
Total Short-Term Investments (Cost $1,632,668)		1,632,668
Total Investments — 98.7% (Cost $63,768,205)		64,976,327
Other Assets, Net — 1.3%		848,894
Total Net Assets — 100.0%		$65,825,221

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2016.
(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2016, the aggregate market value of these securities amounted to $7,828,028, representing 11.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The rate disclosed is the 7 day net yield as of September 30, 2016.

The table below presents futures contracts as of September 30, 2016:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
5 YR U.S. Treasury Note	Goldman Sachs & Co.	29	12/30/2016	$3,524	$334
10 YR U.S. Treasury Note	Goldman Sachs & Co.	6	12/20/2016	787	3,174
U.S. Long Bond	Goldman Sachs & Co.	19	12/20/2016	3,195	38,247

Total					$41,755

The table below presents credit default swap contracts as of September 30, 2016:

Referenced Obligation	Counterparty	Currency	Notional Amount (000)	Fund Receives Fixed Rate	Expiration Date	Value	Unamortized Upfront Premiums Paid	Unrealized Appreciation
Protection Sold
CDX North America High Yield Series 26 Index	Goldman Sachs & Co.	USD	2,000	5.00%	06/20/2021	$101,528	$92,782	$8,746
CDX North America Investment Grade Series 26 Index	Goldman Sachs & Co.	USD	1,000	1.00%	06/20/2021	14,184	11,944	2,240

Total						$115,712	$104,726	$10,986

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE INVESTMENT QUALITY BOND FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$14,786,604	$—	$14,786,604
Asset-Backed Securities	—	2,283,689	—	2,283,689
Commercial Mortgage-Backed Securities	—	5,177,041	—	5,177,041
Corporate Bonds	—	34,719,613	—	34,719,613
Municipal Bonds	—	1,073,912	—	1,073,912
Non-Agency Mortgage-Backed Securities	—	4,910,073	—	4,910,073
U.S. Government Securities	—	392,727	—	392,727
Short-Term Investments	—	1,632,668	—	1,632,668
Other Financial Instruments:
Financial Futures Contracts	41,755	—	—	41,755
Credit Default Swaps	—	115,712	—	115,712

Total	$41,755	$65,092,039	$—	$65,133,794

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 4.3%
FHLMC 1534 Z 5.00% due 6/15/2023(1)	$31,715	$33,739
5.00% due 8/1/2040(1)	5,635,493	6,249,586
20 H 5.50% due 10/25/2023(1)	16,936	18,311
7.00% due 9/1/2038(1)	11,464	13,932
FNMA 2.94% due 8/1/2046(1)(2)	24,694	24,789
5.00% due 2/1/2041 - 10/1/2041(1)	21,194,892	23,635,400
Total Agency Mortgage-Backed Securities (Cost $29,952,208)		29,975,757

	Principal Amount	Value
Asset-Backed Securities — 15.6%
Ally Auto Receivables Trust 2014-2 B 2.10% due 3/16/2020	2,240,000	2,265,208
Ally Master Owner Trust 2012-5 A 1.54% due 9/15/2019	6,500,000	6,523,474
American Express Credit Account Master Trust 2014-1 B 1.024% due 12/15/2021(2)	6,400,000	6,367,875
American Tower Trust I 13 1A 1.551% due 3/15/2043(1)(3)	7,000,000	6,984,489
AmeriCredit Automobile Receivables Trust 2015-3 D 3.34% due 8/8/2021	2,600,000	2,675,704
2016-3 C 2.24% due 4/8/2022	4,435,000	4,469,772
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.759% due 4/25/2033(2)	31,051	31,345
Avis Budget Rental Car Funding AESOP LLC 2013-1A A 1.92% due 9/20/2019(1)(3)	10,500,000	10,497,348
2014-1A A 2.46% due 7/20/2020(1)(3)	2,000,000	2,020,283
CarMax Auto Owner Trust 2015-2 A3 1.37% due 3/16/2020	7,040,000	7,058,557
Chase Issuance Trust 2007-A12 A12 0.574% due 8/15/2019(2)	5,000,000	4,998,232
2007-C1 C1 0.984% due 4/15/2019(2)	2,000,000	1,999,450
CNH Equipment Trust 2014-B A4 1.61% due 5/17/2021(1)	4,500,000	4,522,557
Discover Card Execution Note Trust 2015-A1 A1 0.874% due 8/17/2020(2)	7,084,000	7,103,725

Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	2,461,463	2,531,314
First Investors Auto Owner Trust 2015-2A A1 1.59% due 12/16/2019(3)	1,776,482	1,776,782

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Ford Credit Auto Lease Trust 2015-B A2A 1.04% due 5/15/2018	$2,997,331	$2,999,146
Golden Credit Card Trust 2015-3A A 0.944% due 7/15/2019(2)(3)	4,900,000	4,905,112
Hyundai Auto Lease Securitization Trust 2014-B A4 1.26% due 9/17/2018(1)(3)	6,850,000	6,854,429
Kubota Credit Owner Trust 2014-1A A3 1.16% due 5/15/2018(1)(3)	3,093,204	3,094,716
Mercedes Benz Auto Lease Trust 2015-B A2A 1.00% due 1/16/2018	2,866,489	2,867,255
2016-A A3 1.52% due 3/15/2019	2,900,000	2,912,860
Residential Asset Mortgage Products Trust 2002-RS4 AI5 6.163% due 8/25/2032(2)	25,408	24,466
Synchrony Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(1)	6,805,000	6,818,483
2016-1 A 2.04% due 3/15/2022	3,850,000	3,907,084
Toyota Auto Receivables Owner Trust 2014-C A3 0.93% due 7/16/2018	2,717,612	2,717,390
Total Asset-Backed Securities (Cost $108,644,650)		108,927,056

	Principal Amount	Value
Senior Secured Loans — 4.0%
Consumer Discretionary — 2.9%
Bombardier Recreational Products, Inc. 2016 Term Loan B 3.75% due 6/30/2023(2)	6,794,286	6,807,059
Harbor Freight Tools USA, Inc. 2016 Term Loan B 4.00% due 8/19/2023(2)	3,500,000	3,516,940
Kasima LLC New Term Loan B 3.335% due 5/17/2021(2)	3,628,677	3,633,212
Tribune Media Co. Term Loan 3.75% due 12/27/2020(2)	2,179,402	2,193,699
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	3,921,369	3,916,468
		20,067,378
Industrials — 0.2%
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(2)	1,810,247	1,811,007
		1,811,007
Materials — 0.9%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(2)	3,049,375	3,055,870

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	$3,261,442	$3,281,826
		6,337,696
Total Senior Secured Loans (Cost $28,127,725)		28,216,081

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 12.9%
Banc of America Commercial Mortgage Trust 2007-3 AM 5.723% due 6/10/2049(1)(2)	4,050,000	4,133,625
2008-1 A4 6.436% due 2/10/2051(1)(2)	6,905,877	7,167,193
Bear Stearns Commercial Mortgage Securities Trust 2006-T24 AM 5.568% due 10/12/2041(1)(2)	7,009,404	7,008,093
2007-PW16 AM 5.91% due 6/11/2040(2)	600,000	614,287
Commercial Mortgage Trust 2014-CR15 A2 2.928% due 2/10/2047	3,800,000	3,908,743
2014-CR19 A2 2.965% due 8/10/2047	5,873,765	6,063,831
2014-CR20 A2 2.801% due 11/10/2047	5,276,000	5,434,537
Credit Suisse Commercial Mortgage Trust 2006-C5 AM 5.343% due 12/15/2039	6,300,000	6,301,429
GS Mortgage Securities Trust 2012-GCJ9 A2 1.762% due 11/10/2045	3,860,000	3,870,717
2013-GC16 A2 3.033% due 11/10/2046	1,900,000	1,954,985
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(1)(3)	8,000,000	7,998,586
JPMBB Commercial Mortgage Securities Trust 2013-C15 A2 2.977% due 11/15/2045	3,020,453	3,100,187
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.116% due 4/17/2045(1)(2)	552,470	551,668
2007-CB18 A4 5.44% due 6/12/2047(1)	7,346,386	7,383,723
2007-LD12 AM 6.207% due 2/15/2051(1)(2)	4,000,000	4,110,196
2013-C16 A2 3.07% due 12/15/2046	1,463,923	1,504,338
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A2 1.689% due 12/15/2048(1)	1,223,013	1,224,636
Morgan Stanley Capital I Trust 2007-IQ16 A4 5.809% due 12/12/2049(1)	2,944,345	3,027,547
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM 5.603% due 10/15/2048(2)	5,250,000	5,244,604
2007-C31 AM 5.591% due 4/15/2047(1)(2)	4,300,000	4,357,590

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
2007-C33 AM 6.158% due 2/15/2051(1)(2)	$5,250,000	$5,358,158
Total Commercial Mortgage-Backed Securities (Cost $94,844,032)		90,318,673

	Principal Amount	Value
Corporate Bonds — 46.1%
Consumer Discretionary — 5.9%
CVS Health Corp. Sr. Nt. 1.20% due 12/5/2016(1)	2,500,000	2,501,008
DR Horton, Inc. 3.625% due 2/15/2018(1)	4,500,000	4,601,250
Ford Motor Credit Co. LLC Sr. Nt. 2.459% due 3/27/2020	5,500,000	5,551,309
General Motors Financial Co., Inc. 3.25% due 5/15/2018(1)	4,000,000	4,070,712
McDonald’s Corp. Sr. Nt. 2.10% due 12/7/2018	1,750,000	1,776,730
Newell Brands, Inc. Sr. Nt. 2.60% due 3/29/2019	6,500,000	6,645,860
The Interpublic Group of Cos., Inc. Sr. Nt. 2.25% due 11/15/2017(1)	5,500,000	5,523,732
Time Warner Cable LLC Sr. Sec. Nt. 5.85% due 5/1/2017(1)	6,500,000	6,662,305
Walgreens Boots Alliance, Inc. Sr. Nt. 1.75% due 5/30/2018	4,000,000	4,021,904
		41,354,810
Consumer Staples — 1.7%
Kraft Heinz Foods Co. 1.60% due 6/30/2017	6,500,000	6,513,163
Reynolds American, Inc. 2.30% due 6/12/2018	5,000,000	5,072,705
		11,585,868
Energy — 5.3%
BP Capital Markets PLC 1.375% due 5/10/2018	5,000,000	4,999,100
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018(1)	3,400,000	3,433,997
Canadian Natural Resources Ltd. Sr. Nt. 1.75% due 1/15/2018	3,500,000	3,495,114
CNOOC Nexen Finance 2014 ULC 1.625% due 4/30/2017(1)	8,500,000	8,506,460
Columbia Pipeline Group, Inc. 2.45% due 6/1/2018	1,500,000	1,508,931
EQT Corp. Sr. Nt. 8.125% due 6/1/2019	1,815,000	2,074,634
FMC Technologies, Inc. Sr. Nt. 2.00% due 10/1/2017	1,042,000	1,037,957
Kinder Morgan, Inc. 2.00% due 12/1/2017(1)	4,500,000	4,502,497

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Marathon Petroleum Corp. Sr. Nt. 2.70% due 12/14/2018	$3,000,000	$3,064,737
Petroleos Mexicanos 5.50% due 2/4/2019(3)	4,000,000	4,218,000
		36,841,427
Financials — 13.7%
AerCap Ireland Capital Ltd. 2.75% due 5/15/2017	4,640,000	4,657,400
Air Lease Corp. Sr. Nt. 2.125% due 1/15/2018(1)	3,500,000	3,517,500
Ally Financial, Inc. 2.75% due 1/30/2017(1)	2,900,000	2,905,438
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018	4,500,000	4,552,452
Bank of America Corp. Sr. Nt. 1.70% due 8/25/2017(1)	6,500,000	6,509,685
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(1)(3)	4,500,000	4,705,470
Capital One Financial Corp. Sr. Nt. 2.45% due 4/24/2019	1,790,000	1,829,002
Capital One N.A. Sr. Nt. 1.50% due 3/22/2018(1)	4,000,000	3,991,332
CIT Group, Inc. Sr. Nt. 4.25% due 8/15/2017(1)	4,750,000	4,839,062
Citigroup, Inc. Sr. Nt. 1.75% due 5/1/2018	5,000,000	5,007,220
Goldman Sachs Group, Inc. Sr. Nt. 6.15% due 4/1/2018	2,000,000	2,130,222
Icahn Enterprises LP 3.50% due 3/15/2017(1)	2,700,000	2,703,240
Lloyds Bank PLC 1.75% due 3/16/2018(1)	3,500,000	3,502,009
MetLife, Inc. Sr. Nt. Series A 6.817% due 8/15/2018	7,000,000	7,687,246
Morgan Stanley Sr. Nt. 2.45% due 2/1/2019	4,000,000	4,072,076
Regions Bank/Birmingham AL Sub. Nt. 7.50% due 5/15/2018(1)	4,500,000	4,896,868
S&P Global, Inc. 2.50% due 8/15/2018	3,570,000	3,626,363

The Bear Stearns Companies LLC 7.25% due 2/1/2018	4,455,000	4,784,225
The Goldman Sachs Group, Inc. Sr. Nt. 2.241% due 11/15/2021(2)	3,500,000	3,483,410
2.90% due 7/19/2018	5,000,000	5,118,460
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016(1)	4,000,000	4,001,328
UBS AG/Stamford CT Sr. Nt. 1.80% due 3/26/2018(1)	3,500,000	3,506,965

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
XLIT Ltd. 2.30% due 12/15/2018(1)	$4,000,000	$4,047,540
		96,074,513
Health Care — 5.6%
AbbVie, Inc. Sr. Nt. 2.00% due 11/6/2018	5,000,000	5,051,210
Actavis Funding SCS 2.35% due 3/12/2018(1)	6,500,000	6,567,021
Becton Dickinson and Co. Sr. Nt. 1.80% due 12/15/2017(1)	4,000,000	4,018,208
Celgene Corp. Sr. Nt. 2.125% due 8/15/2018	3,800,000	3,840,603
Laboratory Corp. of America Holdings Sr. Nt. 2.50% due 11/1/2018(1)	3,500,000	3,558,741
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018	3,500,000	3,495,625
Mylan N.V. 2.50% due 6/7/2019(3)	4,500,000	4,539,964
Mylan, Inc. 1.35% due 11/29/2016(1)	2,250,000	2,251,139
Shire Acquisitions Investments Ireland DAC 1.90% due 9/23/2019	3,000,000	2,998,461
St. Jude Medical, Inc. Sr. Nt. 2.00% due 9/15/2018	3,000,000	3,031,563
		39,352,535
Industrials — 6.1%
AECOM Global II LLC 3.85% due 4/1/2017(1)	4,500,000	4,520,601
Anheuser-Busch InBev Finance, Inc. 1.90% due 2/1/2019	5,000,000	5,048,270
CNH Industrial Capital LLC 3.25% due 2/1/2017	2,500,000	2,509,375
Harris Corp. Sr. Nt. 1.999% due 4/27/2018(1)	3,000,000	3,017,058
Hutchison Whampoa International 14 Ltd. 1.625% due 10/31/2017(1)(3)	5,500,000	5,503,762
L-3 Communications Corp. 3.95% due 11/15/2016	600,000	601,958
Molson Coors Brewing Co. 1.45% due 7/15/2019	3,750,000	3,739,129
Pentair Finance S.A. 1.875% due 9/15/2017(1)	3,750,000	3,758,670
SBA Tower Trust 2.24% due 4/15/2043(3)	9,150,000	9,177,972
2.933% due 12/15/2042(1)(3)	5,000,000	5,027,767
		42,904,562
Information Technology — 2.4%
Diamond 1 Finance Corp. Sr. Sec. Nt. 3.48% due 6/1/2019(3)	4,000,000	4,113,880
Fidelity National Information Services, Inc. 1.45% due 6/5/2017	4,000,000	4,001,328
Hewlett Packard Enterprise Co. Sr. Nt. 2.45% due 10/5/2017(3)	4,500,000	4,536,045

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
KLA-Tencor Corp. Sr. Nt. 2.375% due 11/1/2017(1)	$4,000,000	$4,027,120
		16,678,373
Materials — 0.7%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018(1)	4,500,000	4,791,605
		4,791,605
Real Estate Investment Trusts — 1.1%
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017(1)	4,000,000	4,141,016
Select Income REIT Sr. Nt. 2.85% due 2/1/2018(1)	2,000,000	2,011,874
Welltower, Inc. Sr. Nt. 6.125% due 4/15/2020	1,650,000	1,869,067
		8,021,957
Telecommunication Services — 0.8%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018(1)	5,602,000	5,810,198
		5,810,198
Utilities — 2.8%
Abu Dhabi National Energy Co. PJSC Sr. Nt. 2.50% due 1/12/2018(1)(3)	4,500,000	4,527,000
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	138,000	138,174
Exelon Corp. Sr. Nt. 1.55% due 6/9/2017	4,750,000	4,753,577
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018(1)	2,400,000	2,427,926
NextEra Energy Capital Holdings, Inc. 1.586% due 6/1/2017(1)	4,000,000	4,007,252
Southern Power Co. Sr. Nt. 1.85% due 12/1/2017	3,750,000	3,773,854
		19,627,783
Total Corporate Bonds (Cost $320,658,142)		323,043,631

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 7.8%
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034(1)	1,119,461	1,158,307
2005-D A1 2.997% due 5/25/2035(1)(2)	2,449,878	2,500,519
Banc of America Mortgage Securities Trust 2003-J 2A2 3.043% due 11/25/2033(1)(2)	1,087,511	1,084,932

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Bear Stearns ALT-A Trust 2003-3 2A 3.057% due 10/25/2033(1)(2)	$3,457,513	$3,433,937
Chase Mortgage Finance Trust 2007-A1 2A1 3.093% due 2/25/2037(1)(2)	1,407,183	1,404,781
CS First Boston Mortgage Securities Corp. 2003-11 1A31 5.50% due 6/25/2033(1)	442,600	455,932
2003-23 2A8 4.50% due 10/25/2018(1)	109,228	109,108
2003-8 2A1 5.00% due 4/25/2018(1)	44,611	45,150
2004-5 5A1 5.00% due 8/25/2019	265,830	268,439
2004-AR7 4A1 2.977% due 11/25/2034(1)(2)	3,684,064	3,725,559
Fannie Mae Connecticut Avenue Securities 2015-C01 1M1 2.025% due 2/25/2025(2)	2,401,024	2,404,141
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M2 2.925% due 10/25/2024(2)	1,610,273	1,618,537
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020(1)	474,811	467,972
JP Morgan Mortgage Trust 2016-3 1A3 3.50% due 10/25/2046(2)(3)	1,428,000	1,471,268
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034(1)	330,840	338,586
2004-S2 1A3 4.75% due 11/25/2019(1)	183,728	186,687
2005-A1 3A1 3.066% due 2/25/2035(1)(2)	1,368,564	1,385,544
2005-A1 6T1 3.089% due 2/25/2035(1)(2)	387,232	366,549
2006-A2 5A1 2.869% due 11/25/2033(1)(2)	1,724,494	1,759,525
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.97% due 4/21/2034(1)(2)	1,891,682	1,933,671
Master Asset Securitization Trust 2003-2 2A10 4.50% due 3/25/2018(1)	117,204	116,873
2003-5 2A1 5.00% due 6/25/2018	91,523	94,332
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.652% due 2/25/2035(1)(2)	6,008,952	6,006,928
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(1)	124,135	124,900

2005-6AR 1A1 0.805% due 11/25/2035(1)(2)	1,218,936	1,190,919
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	665,335	661,943
2004-2 A2 4.75% due 11/25/2019(1)	172,513	172,831
2004-2 A3 5.25% due 11/25/2019(1)	108,076	109,014

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033(1)	$912,179	$901,023
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020	445,085	449,210
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.949% due 6/25/2034(1)(2)	3,934,723	3,910,248
Structured Asset Mortgage Investments II Trust 2004-AR7 A1A 1.231% due 4/19/2035(1)(2)	1,480,834	1,412,183
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023(1)	1,028,639	1,040,780
2004-21XS 2A6A 4.74% due 12/25/2034(1)(2)	29,554	30,040
2004-3 3A1 5.50% due 3/25/2019(1)	327,946	332,514
Wells Fargo Mortgage Backed Securities Trust 2003-J 2A1 2.958% due 10/25/2033(1)(2)	368,191	369,790
2003-N 2A1 2.725% due 12/25/2033(1)(2)	755,089	751,223
2004-M A7 3.003% due 8/25/2034(1)(2)	2,698,211	2,754,439
2004-O A1 2.992% due 8/25/2034(1)(2)	1,235,621	1,252,285
2004-Z 2A2 2.855% due 12/25/2034(1)(2)	1,369,084	1,392,580
2005-2 2A1 4.75% due 4/25/2020(1)	73,472	74,808
2005-AR12 2A5 2.953% due 6/25/2035(1)(2)	2,581,921	2,641,791
2005-AR12 2A6 2.953% due 6/25/2035(1)(2)	2,877,106	2,943,820
Total Non-Agency Mortgage-Backed Securities (Cost $54,748,587)		54,853,618

	Principal Amount	Value
U.S. Government Securities — 2.1%
U.S. Treasury Notes 0.75% due 2/28/2018 - 4/30/2018	15,007,000	15,011,355
Total U.S. Government Securities (Cost $15,009,353)		15,011,355

	Shares	Value
Short-Term Investments — 5.5%
State Street Institutional U.S. Government Money Market Fund, 0.25%(4)	38,415,195	38,415,195
Total Short-Term Investments (Cost $38,415,195)		38,415,195
Total Investments — 98.3% (Cost $690,399,892)		688,761,366
Other Assets, Net — 1.7%		11,899,049
Total Net Assets — 100.0%		$700,660,415

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2016.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND FUND

(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2016, the aggregate market value of these securities amounted to $94,484,187, representing 13.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The rate disclosed is the 7 day net yield as of September 30, 2016.

The table below presents futures contracts as of September 30, 2016:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts
2 YR U.S. Treasury Note	Goldman Sachs & Co.	1,134	12/30/2016	$247,744	$(29,967)

The table below presents futures contracts as of September 30, 2016:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation (Depreciation)
Sold Futures Contracts
5 YR U.S. Treasury Note	Goldman Sachs & Co.	31	12/30/2016	$3,767	$(6,162)
U.S. Long Bond	Goldman Sachs & Co.	6	12/20/2016	1,009	16,594

Total					$10,432

The table below presents credit default swap contracts as of September 30, 2016:

Referenced Obligation	Counterparty	Currency	Notional Amount (000)	Fund Receives Fixed Rate	Expiration Date	Value	Unamortized Upfront Premiums Paid	Unrealized Appreciation
Protection Sold
CDX North America High Yield Series 26 Index	Goldman Sachs & Co.	USD	14,000	5.00%	06/20/2021	$710,697	$652,559	$58,138
CDX North America Investment Grade Series 26 Index	Goldman Sachs & Co.	USD	37,000	1.00%	06/20/2021	524,810	477,163	47,647

Total						$1,235,507	$1,129,722	$105,785

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY INCORE LOW DURATION BOND FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$29,975,757	$—	$29,975,757
Asset-Backed Securities	—	108,927,056	—	108,927,056
Senior Secured Loans	—	28,216,081	—	28,216,081
Commercial Mortgage-Backed Securities	—	90,318,673	—	90,318,673
Corporate Bonds	—	323,043,631	—	323,043,631
Non-Agency Mortgage-Backed Securities	—	54,853,618	—	54,853,618
U.S. Government Securities	—	15,011,355	—	15,011,355
Short-Term Investments	—	38,415,195	—	38,415,195
Other Financial Instruments:
Financial Futures Contracts	(19,535)	—	—	(19,535)
Credit Default Swaps	—	1,235,507	—	1,235,507

Total	$(19,535)	$689,996,873	$—	$689,977,338

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH YIELD FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Senior Secured Loans — 24.9%
Automotive — 1.3%
Navistar International Corp. Term Loan B 6.50% due 8/7/2020(1)	$993,891	$995,759
		995,759
Building Materials — 1.4%
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(1)	1,000,000	1,000,420
		1,000,420
Cable Satellite — 1.6%
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	1,169,813	1,169,813
		1,169,813
Consumer Cyclical Services — 1.3%
Aspen Merger Sub, Inc. 1st Lien Term Loan 5.25% due 9/21/2023(1)	950,000	955,539
		955,539
Food And Beverage — 1.4%
Hostess Brands LLC 2nd Lien Term Loan 8.50% due 8/3/2023(1)	1,000,000	1,005,000
		1,005,000
Gaming — 1.3%
Caesars Entertainment Resort Properties LLC Term Loan B 7.00% due 10/11/2020(1)	992,347	989,251
		989,251
Health Care — 1.8%
Phillips-Medisize Corp. 2nd Lien Term Loan 8.25% due 6/16/2022(1)	1,350,000	1,349,163
		1,349,163
Independent Energy — 1.4%
Chesapeake Energy Corp. Term Loan 8.50% due 8/23/2021(1)	1,000,000	1,049,060
		1,049,060
Industrial - Other — 1.6%
Gates Global, Inc. Term Loan B 4.25% due 7/6/2021(1)	1,207,264	1,188,057
		1,188,057
Media - Entertainment — 1.2%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	937,363	923,303
		923,303

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH YIELD FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Packaging — 1.8%
Reynolds Group Holdings, Inc. 2016 USD Term Loan 4.25% due 2/5/2023(1)	$1,330,000	$1,333,737
		1,333,737
Pharmaceuticals — 1.1%
PCI Pharma Services 2nd Lien Term Loan 9.75% due 6/24/2024(1)	800,000	784,000
		784,000
Restaurants — 2.7%
B.C. Unlimited Liability Co. Term Loan B2 3.75% due 12/10/2021(1)	1,024,894	1,031,617
Landry’s, Inc. 2016 Term Loan B 4.00% due 9/13/2023(1)	1,000,000	1,004,580
		2,036,197
Retailers — 2.4%
Bass Pro Group LLC 2015 Term Loan 4.00% due 6/5/2020(1)	997,468	994,356
Petco Animal Supplies, Inc. 2016 Term Loan B2 5.002% due 1/26/2023(1)	796,000	803,833
		1,798,189
Technology — 2.6%
Avaya, Inc. Term Loan B7 6.25% due 5/29/2020(1)	970,732	715,109
DTI Holdco, Inc. 2016 Term Loan B 6.25% due 9/21/2023(1)	1,200,000	1,188,996
		1,904,105
Total Senior Secured Loans (Cost $18,556,022)		18,481,593

	Principal Amount	Value
Corporate Bonds — 71.9%
Aerospace & Defense — 2.5%
StandardAero Aviation Holdings, Inc. 10.00% due 7/15/2023(2)	1,000,000	1,073,080
TransDigm, Inc. 6.375% due 6/15/2026(2)(3)	800,000	826,000
		1,899,080
Building Materials — 3.0%
Builders FirstSource, Inc. 10.75% due 8/15/2023(2)(3)	1,000,000	1,147,500
NCI Building Systems, Inc. 8.25% due 1/15/2023(2)(3)	1,000,000	1,087,500
		2,235,000
Cable Satellite — 4.1%
CSC Holdings LLC 5.50% due 4/15/2027(2)(3)	1,000,000	1,022,500
DigitalGlobe, Inc. 5.25% due 2/1/2021(2)(3)	800,000	794,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH YIELD FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Hughes Satellite Systems Corp. Sr. Nt. 6.625% due 8/1/2026(2)(3)	$670,000	$646,550
Intelsat Luxembourg S.A. 8.125% due 6/1/2023	1,650,000	556,875
		3,019,925
Construction Machinery — 0.9%
Ahern Rentals, Inc. Sec. Nt. 7.375% due 5/15/2023(2)(3)	1,000,000	647,500
		647,500
Consumer Cyclical Services — 1.2%
Manitowoc Foodservice, Inc. Sr. Nt. 9.50% due 2/15/2024	800,000	916,000
		916,000
Consumer Products — 2.3%
Kronos Acquisition Holdings, Inc. Sr. Nt. 9.00% due 8/15/2023(2)(3)	1,000,000	1,030,620
NBTY, Inc. Sr. Nt. 7.625% due 5/15/2021(2)(3)	670,000	684,954
		1,715,574
Diversified Manufacturing — 1.0%
Apex Tool Group LLC 7.00% due 2/1/2021(2)(3)	800,000	765,000
		765,000
Electric — 1.1%
GenOn Energy, Inc. Sr. Nt. 9.50% due 10/15/2018	1,000,000	790,000
		790,000
Food And Beverage — 4.8%
Cott Beverages, Inc. 6.75% due 1/1/2020	1,000,000	1,042,500
Dean Foods Co. 6.50% due 3/15/2023(2)(3)	1,000,000	1,066,500
Post Holdings, Inc. 5.00% due 8/15/2026(2)	450,000	447,750
Simmons Foods, Inc. Sec. Nt. 7.875% due 10/1/2021(2)(3)	700,000	698,250
US Foods, Inc. 5.875% due 6/15/2024(2)	330,000	342,375
		3,597,375
Gaming — 3.7%
Boyd Gaming Corp. 6.375% due 4/1/2026(2)	330,000	353,925
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)	800,000	840,000
Pinnacle Entertainment, Inc. Sr. Nt. 5.625% due 5/1/2024(2)	670,000	673,350
Scientific Games International, Inc. 6.625% due 5/15/2021	1,200,000	912,000
		2,779,275

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH YIELD FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Government Related — 1.3%
CITGO Petroleum Corp. Sr. Sec. Nt. 6.25% due 8/15/2022(2)(3)	$1,000,000	$975,000
		975,000
Healthcare — 9.7%
ConvaTec Finance International S.A. 8.25% due 1/15/2019(2)(4)	800,000	800,000
Crimson Merger Sub, Inc. Sr. Nt. 6.625% due 5/15/2022(2)	1,000,000	882,500
Double Eagle Acquisition Sub, Inc. Sr. Nt. 7.50% due 10/1/2024(2)	330,000	335,775
Kindred Healthcare, Inc. 8.00% due 1/15/2020(3)	1,000,000	1,017,500
Kinetic Concepts, Inc. Sec. Nt. 9.625% due 10/1/2021(2)(3)	1,000,000	1,000,000
RegionalCare Hospital Partners Holdings, Inc. Sr. Sec. Nt. 8.25% due 5/1/2023(2)	330,000	340,725
Surgery Center Holdings, Inc. 8.875% due 4/15/2021(2)	800,000	854,000
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	1,000,000	1,000,000
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	1,000,000	952,500
		7,183,000
Home Construction — 3.0%
WCI Communities, Inc. 6.875% due 8/15/2021	1,000,000	1,060,000
Woodside Homes Co. LLC 6.75% due 12/15/2021(2)(3)	1,200,000	1,162,500
		2,222,500
Independent Energy — 2.3%
Canadian Natural Resources Ltd. Sr. Nt. 6.45% due 6/30/2033	1,000,000	1,130,408
Sanchez Energy Corp. 6.125% due 1/15/2023	690,000	553,725
		1,684,133
Media - Entertainment — 2.0%
AMC Networks, Inc. 5.00% due 4/1/2024	460,000	462,875
Tribune Media Co. 5.875% due 7/15/2022	1,000,000	1,011,875
		1,474,750
Metals And Mining — 2.0%
Freeport-McMoRan, Inc. 2.375% due 3/15/2018	800,000	788,000
Teck Resources Ltd. 8.00% due 6/1/2021(2)	670,000	728,625
		1,516,625
Packaging — 1.9%
Ardagh Packaging Finance PLC 7.25% due 5/15/2024(2)	330,000	351,450

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH YIELD FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Berry Plastics Corp. Sec. Nt. 6.00% due 10/15/2022	$1,000,000	$1,055,000
		1,406,450
Paper — 0.8%
Millar Western Forest Products Ltd. Sr. Nt. 8.50% due 4/1/2021	1,200,000	631,500
		631,500
Pharmaceuticals — 1.2%
Valeant Pharmaceuticals International, Inc. 5.875% due 5/15/2023(2)	1,000,000	862,500
		862,500
Refining — 1.7%
Calumet Specialty Products Partners LP 7.625% due 1/15/2022(3)	1,550,000	1,251,625
		1,251,625
Restaurants — 1.2%
Yum! Brands, Inc. Sr. Nt. 5.35% due 11/1/2043	1,000,000	862,500
		862,500
Retailers — 7.5%
Asbury Automotive Group, Inc. 6.00% due 12/15/2024	1,000,000	1,030,000
Hanesbrands, Inc. 4.625% due 5/15/2024(2)	800,000	821,000
Jo-Ann Stores Holdings, Inc. Sr. Nt. 9.75% due 10/15/2019(2)(4)	1,000,000	975,000
Neiman Marcus Group Ltd. LLC 8.00% due 10/15/2021(2)	1,000,000	835,000
Party City Holdings, Inc. 6.125% due 8/15/2023(2)	800,000	853,000
PetSmart, Inc. Sr. Nt. 7.125% due 3/15/2023(2)(3)	1,000,000	1,047,500
		5,561,500
Supermarkets — 2.6%
Albertsons Cos. LLC Sr. Nt. 5.75% due 3/15/2025(2)	600,000	598,500
6.625% due 6/15/2024(2)	400,000	416,000
Tops Holding LLC Sr. Sec. Nt. 8.00% due 6/15/2022(2)	1,000,000	900,000
		1,914,500
Technology — 2.4%
Diamond 1 Finance Corp. 7.125% due 6/15/2024(2)	670,000	736,898
First Data Corp. 7.00% due 12/1/2023(2)	1,000,000	1,057,500
		1,794,398
Transportation Services — 2.0%
Avis Budget Car Rental LLC 6.375% due 4/1/2024(2)	800,000	816,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH YIELD FUND

September 30, 2016 (unaudited)	Principal Amount	Value
XPO Logistics, Inc. 6.125% due 9/1/2023(2)	$670,000	$686,750
		1,502,750
Wireless — 1.6%
Sprint Corp. 7.125% due 6/15/2024	1,250,000	1,218,750
		1,218,750
Wirelines — 4.1%
EarthLink Holdings Corp. Sr. Sec. Nt. 7.375% due 6/1/2020	500,000	525,625
8.875% due 5/15/2019	343,000	351,575
Frontier Communications Corp. Sr. Nt. 10.50% due 9/15/2022	1,000,000	1,060,000
Windstream Services LLC 6.375% due 8/1/2023	1,250,000	1,134,375
		3,071,575
Total Corporate Bonds (Cost $54,367,947)		53,498,785

	Shares	Value
Common Stocks — 1.3%
Consumer Cyclical — 0.3%
Gray Television, Inc.(5)	26,500	274,540
		274,540
Health Care — 0.4%
Acadia Healthcare Co., Inc.(5)	5,700	282,435
		282,435
Media — 0.6%
Viacom, Inc., Class B	11,500	438,150
		438,150
Total Common Stocks (Cost $1,070,290)		995,125

	Shares	Value
Short-Term Investments — 6.0%
State Street Institutional U.S. Government Money Market Fund, 0.25%(6)	4,430,132	4,430,132
Total Short-Term Investments (Cost $4,430,132)		4,430,132
Total Investments — 104.1% (Cost $78,424,391)		77,405,635
Other Liabilities, Net — (4.1)%		(3,027,275)
Total Net Assets — 100.0%		$74,378,360

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2016.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2016, the aggregate market value of these securities amounted to $32,183,577, representing 43.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover anticipated or existing derivative positions.
(4)	Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of September 30, 2016, interest payments had been made in cash.
(5)	Non-income producing security.
(6)	The rate disclosed is the 7 day net yield as of September 30, 2016.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH YIELD FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$18,481,593	$—	$18,481,593
Corporate Bonds	—	53,498,785	—	53,498,785
Common Stocks	995,125	—	—	995,125
Short-Term Investments	—	4,430,132	—	4,430,132

Total	$995,125	$76,410,510	$—	$77,405,635

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY TAX-EXEMPT FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Municipal Bonds — 99.5%
Alaska — 1.0%
Alaska St. Hsg. Fin. Corp. Rev. Ref. 5.00% due 12/1/2026	$1,250,000	$1,539,950
		1,539,950
California — 13.3%
California Golden St. Tobacco Securitization Corp. Rev. Asset Bkd. Ref-Ser. A 5.00% due 6/1/2040	3,000,000	3,582,960
Cap. Apprec. Asset Bkd. Sub. Ser. B 0.00% due 6/1/2047(1)	40,000,000	4,298,800
California St. G.O. Var. Purp. 6.00% due 3/1/2033 - 11/1/2035	5,000,000	5,744,900
6.50% due 4/1/2033	2,000,000	2,279,300
California St. Pub. Wrks. Brd. Lease Rev. Dept. Dev. Svcs. Porterville Ser. C 6.50% due 4/1/2029	1,500,000	1,702,695
Dept. Gen. Svcs. Bldgs. 8 & 9 Ser. A 6.125% due 4/1/2028	1,000,000	1,126,200
Trustees Calif. St. Univ. Ser. D 6.125% due 4/1/2019(2)	245,000	276,632
Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029	1,875,000	2,165,625
		21,177,112
Connecticut — 4.8%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev. Trinity Hlth Corp. 5.00% due 12/1/2041	3,185,000	3,809,865
Connecticut St. Spl. Tax Oblig. Rev. Transn. Infrastructure Ser. A 5.00% due 11/1/2018(2)	1,500,000	1,625,970
Hartford CT Stadium Auth. Lease Rev. Ser. A 5.00% due 2/1/2036	2,000,000	2,196,700
		7,632,535
District Of Columbia — 1.1%
Metropolitan Washington DC Arpt. Auth. Sys. Rev. AMT-Ser. C 5.00% due 10/1/2028	1,500,000	1,744,395
		1,744,395
Florida — 3.6%
Florida St. G.O. Dept. Trans. Right of Way 5.375% due 7/1/2027	1,500,000	1,563,405
Miami-Dade Cnty. FLA Public Facs. Rev. Ref-Jackson Hlth. Sys. Ser. A 5.00% due 6/1/2033	2,000,000	2,388,640
Palm Beach Cnty. FLA Wtr. & Swr. Rev. FPL Reclaimed Wtr. Proj. 5.25% due 10/1/2033	1,500,000	1,683,480
		5,635,525
Georgia — 1.3%
Carrollton GA Payroll Dev. Auth. Rev. Ref- UWG Athletic Complex LLC Proj. AGM Insured 5.00% due 6/15/2037	1,500,000	1,737,990
Gwinnett Cnty. GA Sch. Dist. G.O. 5.00% due 2/1/2018(2)	260,000	273,905
		2,011,895

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY TAX-EXEMPT FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Illinois — 10.2%
Chicago IL Transitional Auth. Sales Tax Receipts Rev. AGM Insured 5.00% due 12/1/2044	$2,450,000	$2,811,620
Chicago IL Wastewtr. Transmission Rev. Ref-Second Lien-Ser. C 5.00% due 1/1/2034	1,000,000	1,150,500
Illinois St. Fin. Auth. Rev. Ref-Ser. C-Presence Hlth. Network 4.00% due 2/15/2041	1,000,000	992,260
Illinois St. G.O. 5.00% due 3/1/2017 - 5/1/2039	3,000,000	3,146,690
5.50% due 7/1/2027	2,000,000	2,293,720
Ref. 5.00% due 1/1/2019(3)	3,350,000	3,557,499
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ref. Ser. A-1 5.25% due 1/1/2030	2,000,000	2,234,860
		16,187,149
Indiana — 2.4%
Indiana Fin. Auth. Health Sys. Rev. Sisters of St. Francis Health 5.00% due 11/1/2025	2,000,000	2,243,380
Lawrenceburg IN Poll. Ctl. Rev. Ref-Indiana Michigan Pwr. Co. Proj.-Ser. I 0.86% due 10/1/2019(4)	1,500,000	1,500,000
		3,743,380
Kansas — 1.1%
Kansas St. Dev. Fin. Auth. Hosp. Rev. Adventist Health 5.50% due 11/15/2029	1,500,000	1,695,390
		1,695,390
Louisiana — 0.6%
Louisiana St. Pub. Facs. Auth. Rev. Ochsner Clinic Foundation Proj. Ser. A 5.375% due 5/15/2043	870,000	892,089
		892,089
Maryland — 1.1%
Anne Arundel Cnty. MD G.O. Cons. Gen. Impt. 5.00% due 4/1/2028	1,500,000	1,738,395
		1,738,395
Massachusetts — 4.3%
Massachusetts St. College Bldg. Auth. Rev. Ser. B 5.00% due 5/1/2030	1,500,000	1,724,280
Massachusetts St. Dept. Transn. Met Hwy. Sys. Rev. Ser. B 5.00% due 1/1/2027	2,000,000	2,244,080
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	1,500,000	1,642,965
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Senior-Ser. 1 5.00% due 11/1/2039	1,000,000	1,202,760
		6,814,085
Michigan — 2.0%
Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. Ser. B 5.00% due 10/1/2018(3)	1,820,000	1,943,796

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY TAX-EXEMPT FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Wayne Cnty. MI Arpt. Auth. Rev. Ser. D 5.00% due 12/1/2040	$1,000,000	$1,177,440
		3,121,236
Minnesota — 0.0%
Minnesota St. G.O. 5.00% due 8/1/2017(2)	30,000	31,010
		31,010
Mississippi — 0.7%
Mississippi St. Dev. Bank Spl. Oblig. Rev. Ref-Muni Energy Agcy. of St. Pwr. Supply-Ser. A AGM Insured 4.00% due 3/1/2041	1,000,000	1,054,530
		1,054,530
Missouri — 0.1%
Missouri St. Environmental Impt. & Energy Res. Auth. Wtr. Poll. Rev. St. Revolving Fds. Progs. Ser. A 5.75% due 1/1/2029	130,000	143,789
		143,789
New Jersey — 6.7%
Essex Cnty. NJ Impt. Auth. Proj. Rev. AMBAC Insured 5.00% due 12/15/2023	1,680,000	1,761,631
New Jersey St. Economic Dev. Auth. Rev. Biomedical Research Facs.-Ser. A 5.00% due 7/15/2029	885,000	1,026,671
Ser. WW 5.25% due 6/15/2032	3,000,000	3,340,500
New Jersey St. Hlth. Care Facs. Fing. Auth. Rev. Univ. Hosp.-Ser. A AGM Insured 5.00% due 7/1/2046	1,500,000	1,747,860
New Jersey St. Transn. Tr. Fd. Auth. Rev. Trans. Prog. Ser. AA 4.75% due 6/15/2038	1,000,000	1,071,260
5.00% due 6/15/2045	1,500,000	1,627,500
		10,575,422
New York — 10.0%
Metropolitan Trans. Auth. NY Rev. Ref-Trans. Sub. Ser. C-1 5.00% due 11/15/2034	2,500,000	3,024,500
New York City NY Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Ref-2nd Gen. Resolution-Ser. FF 5.00% due 6/15/2039	1,250,000	1,506,888
New York Counties NY Tobacco Trust II Rev. Tobacco Settlement Pass Through Bds. 5.75% due 6/1/2043	1,200,000	1,216,632
New York St. Convention Center Dev. Corp. Rev. Ref-Hotel Unit Fee Secured 5.00% due 11/15/2040	2,000,000	2,408,700
New York St. Liberty Dev. Corp. Liberty Rev. Ref-7 World Trade Ctr. Class 1 5.00% due 9/15/2029	2,000,000	2,383,100
Port Authority of NY & NJ Rev. AMT-Ser. 178 5.00% due 12/1/2032	1,000,000	1,185,870
Consol-Ser. 172 5.00% due 10/1/2030	2,000,000	2,313,800
Utility Debt Securitization Auth. NY Rev. Restructuring-Ser. TE 5.00% due 12/15/2041	1,500,000	1,806,795
		15,846,285

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY TAX-EXEMPT FUND

September 30, 2016 (unaudited)	Principal Amount	Value
North Carolina — 1.2%
Charlotte NC Wtr. & Swr. Sys. Rev. Ser. B 5.00% due 7/1/2033	$1,750,000	$1,985,515
		1,985,515
Ohio — 1.0%
Ohio St. Hosp. Fac. Rev. Cleveland Clinic Health Ser. B 5.50% due 1/1/2034	1,500,000	1,649,760
		1,649,760
Oklahoma — 1.1%
Oklahoma St. Wtr. Res. Brd. Revolving Fd. Rev. Master Tr. 5.00% due 4/1/2019(2)	1,635,000	1,800,904
		1,800,904
Oregon — 3.9%
Oregon St. Dept. Administrative Svcs. Lottery Rev. Ser. A 5.25% due 4/1/2030	1,480,000	1,739,770
Oregon St. Dept. Transn. Hwy. User Tax Rev. Ser. A 5.00% due 11/15/2038	1,000,000	1,203,060
Oregon St. Hlth. & Science Univ. Rev. Ref-Ser. B 4.00% due 7/1/2046	1,350,000	1,482,381
Port of Portland OR Arpt. Rev. Ref-Portland Intl. Arpt. Ser. 23 5.00% due 7/1/2035	1,500,000	1,821,570
		6,246,781
Pennsylvania — 5.7%
Centre Cnty. PA Hosp. Auth. Rev. Ref-Mount Nittany Medical Ctr. Ser. A 5.00% due 11/15/2046	750,000	876,600
Franklin Cnty. PA Ind. Dev. Auth. Rev. Chambersburg Hosp. Proj. 5.30% due 7/1/2030	1,000,000	1,129,850
Pennsylvania St. Higher Edl. Facs. Auth. Rev. Univ. Pittsburgh Med. Ctr. Ser. E 5.00% due 5/15/2031	1,000,000	1,119,940
Pennsylvania St. Tpk. Commn. Tpk. Rev. Ser. A 5.00% due 12/1/2044	2,000,000	2,336,240
Ser. A-1 5.00% due 12/1/2046	2,000,000	2,338,580
Sub-Spl-Motor License Fd. Enhanced Ser. A 6.00% due 12/1/2036	1,000,000	1,178,840
		8,980,050
Rhode Island — 2.5%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,798,185
Rhode Island Tobacco Settlement Fing. Corp. Rev. Ref-Ser. A 5.00% due 6/1/2035	2,000,000	2,227,000
		4,025,185
Tennessee — 1.9%

Johnson City Health & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Health Alliance 5.625% due 7/1/2030	1,500,000	1,670,235
Metropolitan Govt. Nashville & Davidson Cnty. Tenn Health & Ed. Facs. Brd. Rev. Vanderbilt Univ. Ser. A
5.00% due 10/1/2019(2)	265,000	296,138
5.00% due 10/1/2034	985,000	1,092,729
		3,059,102

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY TAX-EXEMPT FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Texas — 9.3%
Canadian River Tex. Mun. Wtr. Auth. Rev. Sub Lien-Conjunctive Use Groundwater Supply Proj. 5.00% due 2/15/2026	$2,000,000	$2,298,060
Lower Colorado River Tex. Auth. Rev Ref. 5.50% due 5/15/2032	1,000,000	1,219,170
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev. Ser. C 6.00% due 1/1/2025	2,250,000	2,485,710
North Tex. Twy. Auth. Rev. Sr. Projs. Sys. Ser. A 5.50% due 9/1/2036	1,500,000	1,785,075
Round Rock Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.25% due 8/1/2034	1,500,000	1,617,960
Tex. Private Activity Bd. Surface Transn. Corp. Rev. Sr. Lien 6.875% due 12/31/2039	3,130,000	3,694,746
Texas St. Univ. Sys. Fing. Rev. 5.25% due 3/15/2027	1,500,000	1,654,320
		14,755,041
Vermont — 1.0%
Vermont St. Student Assistance Corp. Ed. Loan Rev. AMT- Ser.A 5.00% due 6/15/2022	1,400,000	1,602,230
		1,602,230
Virginia — 1.6%
Virginia St. Res. Auth. Infrastructure Rev. Ref-Pooled Fing. Prog. Ser. A 5.00% due 11/1/2038	2,095,000	2,518,064
		2,518,064
Washington — 3.2%
Richland WA Elec. Utility Rev. 5.00% due 11/1/2041	2,370,000	2,791,362
Washington St. G.O. Motor Vehicle Tax-Senior 520 Corridor Prog. Toll-Ser. C 5.00% due 6/1/2033	2,000,000	2,335,180
		5,126,542
Wisconsin — 2.8%
Pub. Fin. Auth. WI Lease Dev. Rev. KU Campus Dev. Corp. Proj. 5.00% due 3/1/2041	2,500,000	2,924,925
Wisconsin St. Hlth & Ed. Facs. Auth. Rev. Ref-Monroe Clinic, Inc. 4.00% due 2/15/2038	1,500,000	1,593,090
		4,518,015
Total Municipal Bonds (Cost $145,806,688)		157,851,361
Total Investments — 99.5% (Cost $145,806,688)		157,851,361
Other Assets, Net — 0.5%		833,806
Total Net Assets — 100.0%		$158,685,167

(1)	Zero coupon bond.
(2)	Pre-refunded.
(3)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(4)	Variable rate security. The rate shown is the rate in effect at September 30, 2016.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY TAX-EXEMPT FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$157,851,361	$—	$157,851,361

Total	$—	$157,851,361	$—	$157,851,361

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH INCOME MUNICIPAL BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Municipal Bonds — 98.9%
Arizona — 0.8%
Tempe AZ Indl. Dev. Auth. Rev. Ref-Friendship Vlg. Ser. A 6.25% due 12/1/2042	$1,000,000	$1,086,360
		1,086,360
California — 9.7%
California Golden St. Tobacco Securitization Corp. Rev. Cap. Apprec. Asset Bkd. Sub. Ser. B 0.00% due 6/1/2047(1)	60,000,000	6,448,200
California St. Muni. Fin. Auth. Rev. Emerson College 5.75% due 1/1/2033	1,300,000	1,539,863
California St. Pub. Wrks. Brd. Lease Rev. Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029(2)	800,000	924,000
6.625% due 11/1/2034	190,000	193,010
San Diego Calif. Redev. Agy. Tax Allocation Rev. Naval Training Ctr. Ser. A 5.75% due 9/1/2040	1,000,000	1,136,560
Tulare Calif. Redev. Agy. Tax Allocation Rev. Merged Tulare Redev. Ser. A 6.125% due 8/1/2035	1,970,000	2,289,632
		12,531,265
Colorado — 3.6%
Colorado Regl. Trans. Dist. Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2034	2,000,000	2,305,400
Mountain Shadows CO Metropolitan Dist. Ref. 5.00% due 12/1/2046	1,500,000	1,544,325
Regl. Transn. Dist. CO Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2026	670,000	774,962
		4,624,687
Delaware — 0.9%
Delaware St. Economic Dev. Auth. Rev.
Ref-Newark Charter School, Inc. Ser. A 5.00% due 9/1/2036 - 9/1/2046	1,045,000	1,205,094
		1,205,094
District Of Columbia — 3.3%
District of Columbia Rev. Utd. Negro College Fund 6.875% due 7/1/2020(2)(3)	2,000,000	2,426,000
District of Columbia Tobacco Settlement Fing. Corp. Rev. Asset Bkd. Bds. 6.50% due 5/15/2033(2)	1,465,000	1,828,745
		4,254,745
Florida — 10.2%
Highlands Cnty. FLA Hlth. Facs. Auth. Rev. Adventist Hlth./Sunbelt Ser. B 6.00% due 11/15/2037	1,600,000	1,822,752
Miami-Dade Cnty. FLA Hlth. Facs. Auth. Hosp. Rev. Ref-Miami Children’s Hosp. 5.875% due 8/1/2042	975,000	1,136,109
Ref-Miami Children’s Hosp. Ser. A 6.125% due 8/1/2042	1,895,000	2,198,655
Osceola Cnty. FLA Expressway Sys. Rev. Sr. Lien-Poinciana Parkway Proj. Ser. A 5.375% due 10/1/2047	1,500,000	1,658,205

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH INCOME MUNICIPAL BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Village Cmnty. Dev. Dist. No. 10 FLA Spl. Assessment Rev. 5.75% due 5/1/2031	$1,475,000	$1,746,179
Village Cmnty. Dev. Dist. No. 8 FLA Spl. Assessment Rev. Ref-Phase II 6.125% due 5/1/2039	1,995,000	2,305,681
Ref-Phase III 6.125% due 5/1/2040	2,060,000	2,380,804
		13,248,385
Illinois — 12.3%
Chicago IL Proj. Ser. A 5.00% due 1/1/2033	575,000	592,302
Ref-Ser. C 5.00% due 1/1/2038	1,000,000	1,036,620
Ser. A 5.00% due 1/1/2026	1,500,000	1,613,040
Chicago IL Brd. of Ed. Ref-Ser. A 7.00% due 12/1/2044	1,000,000	1,065,200
Chicago IL O’Hare Intl. Arpt. Rev. Gen-Third Lien-Ser. A 5.75% due 1/1/2039	1,500,000	1,735,410
Illinois Fin. Auth. Rev. Ref-Roosevelt Univ. Proj. 6.50% due 4/1/2044	755,000	833,188
Illinois St. G.O. 5.00% due 5/1/2039 5.50% due 7/1/2025 - 7/1/2038	2,000,000 3,250,000	2,145,700 3,683,575
Metropolitan Pier & Exposition Auth. IL Dedicated St. Tax Rev. Ref-McCormick Ser. B-2 5.00% due 6/15/2050(2)	3,055,000	3,214,532
		15,919,567
Indiana — 1.5%
Indiana St. Hlth. & Edl. Fac. Fing. Auth. Hosp. Rev. Cmnty. Fndtn. Northwest Indiana 5.50% due 3/1/2037	920,000	936,588
Lawrenceburg IN Poll. Ctl. Rev. Ref-Indiana Michigan Pwr. Co. Proj.-Ser. I 0.86% due 10/1/2019(4)	1,000,000	1,000,000
		1,936,588
Kentucky — 2.7%
Kentucky St. Economic Dev. Fin. Auth. Rev. Owensboro Medical Hlth Sys. Ser. A 6.50% due 3/1/2045(2)	1,500,000	1,719,615
Ref-Owensboro Medical Hlth. Ser. B 6.375% due 3/1/2040	1,500,000	1,715,910
		3,435,525
Maryland — 1.3%
Gaithersburg MD Economic Dev. Rev. Ref-Asbury MD Oblig. Ser. B 6.00% due 1/1/2023	1,500,000	1,697,310
		1,697,310
Massachusetts — 1.9%
Massachusetts Edl. Fing. Auth. Ed. Loan Rev. Ser. J 5.625% due 7/1/2028 - 7/1/2033	2,220,000	2,474,470
		2,474,470

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH INCOME MUNICIPAL BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Michigan — 0.5%
Michigan St. Hsg. Dev. Auth. Single Fam. Homeownership Rev. AMT-Ser. C 5.50% due 12/1/2028	$625,000	$666,406
		666,406
New Jersey — 7.2%
New Jersey Economic Dev. Auth. Rev. MSU Student Hsg. Proj. Provident Group Montclair LLC 5.875% due 6/1/2042	2,000,000	2,220,280
New Jersey St. Economic Dev. Auth. Rev. Ser. WW 5.25% due 6/15/2032	1,000,000	1,113,500
New Jersey St. Higher Ed. Assistance Auth. Student Loan Rev. Ser. 1 5.75% due 12/1/2028	1,210,000	1,373,979
New Jersey St. Trans. Trust Fund Auth. Rev. Trans. Prog. Ser. AA 4.75% due 6/15/2038	1,250,000	1,339,075
5.00% due 6/15/2038	2,000,000	2,195,080
Trans. Sys. Ser. A 5.00% due 6/15/2042	1,000,000	1,084,310
		9,326,224
New Mexico — 3.2%
Farmington NM Poll. Ctrl. Rev. Ref- Pub. Svc. N Mex Ser. F 6.25% due 6/1/2040	1,600,000	1,844,624
Ref-AMT-Pub. Svc. N Mex San Juan Ser. D 5.90% due 6/1/2040(2)	2,000,000	2,277,380
		4,122,004
New York — 4.1%
Hempstead Town NY Loc. Dev. Corp. Rev. Molloy College Proj. 5.75% due 7/1/2039	1,500,000	1,639,470
Port Auth. of New York & New Jersey Spl. Oblig. Rev. JFK Intl. Air Terminal LLC 6.00% due 12/1/2036	1,500,000	1,753,065
TSASC, Inc. NY Rev. Ser. 1 5.125% due 6/1/2042	2,000,000	1,970,380
		5,362,915
Ohio — 2.5%
Bowling Green OH Student Hsg. Rev. CFP I LLC St. Univ. Proj. 6.00% due 6/1/2045(2)	1,500,000	1,638,855
Richfield OH Joint Recreation Dist. 5.25% due 12/1/2042	1,500,000	1,545,705
		3,184,560
Oklahoma — 2.8%
Oklahoma Dev. Fin. Auth. CCRC Rev. Ref-Inverness Vlg. Cmnty. 6.00% due 1/1/2032	1,885,000	2,021,229
Tulsa Cnty. OKLA Indl. Auth. Sr. Living Cmnty. Rev. Montereau Inc. Proj. Ser. A 7.25% due 11/1/2040	1,500,000	1,630,530
		3,651,759
Pennsylvania — 8.4%
Cumberland Cnty. PA Mun. Auth. Rev. Asbury PA Oblig. Group 6.00% due 1/1/2030	1,300,000	1,416,935
Diakon Lutheran 6.125% due 1/1/2029	150,000	165,530

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH INCOME MUNICIPAL BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Dauphin Cnty. PA Gen. Auth. Hlth. Sys. Rev. Pinnacle Hlth. Sys. Proj. Ser. A 6.00% due 6/1/2019(3)	$1,270,000	$1,436,700
6.00% due 6/1/2036	230,000	258,186
Northampton Cnty. PA Gen. Purp. Auth. College Rev. Ref-Moravian College 5.00% due 10/1/2040	1,200,000	1,376,796
Pennsylvania St. Tpk. Commn. Tpk. Rev. Ser. A-1 5.00% due 12/1/2041	2,500,000	2,934,675
Sub. Ser. A 5.625% due 12/1/2031	1,500,000	1,746,360
Philadelphia PA Sch. Dist. Rev. Ser. A 5.00% due 9/1/2035	1,400,000	1,513,778
		10,848,960
Rhode Island — 1.4%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,798,185
		1,798,185
South Carolina — 1.4%
Lancaster Cnty. SC Assessment Rev. Ref-Walnut Creek Impt. Dist. Ser. A-1 5.00% due 12/1/2037	1,675,000	1,798,732
		1,798,732
South Dakota — 0.8%
Oglala Sioux Tribe 5.00% due 10/1/2022(5)	1,000,000	1,004,490
		1,004,490
Tennessee — 1.3%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Hlth. Alliance 5.625% due 7/1/2030	1,500,000	1,670,235
		1,670,235
Texas — 13.0%
Central Tex. Regl. Mobility Auth. Rev. Sr. Lien 6.00% due 1/1/2021(3)	1,500,000	1,801,485
New Hope Cultural Ed. Facs. Fin. Corp. TX Retirement Fac. Rev Ref-Westminster Manor Proj. 5.00% due 11/1/2040	1,000,000	1,158,140
Tex. Private Activity Bd. Surface Transn. Corp. Rev. Sr. Lien-LBJ Infrastructure 7.00% due 6/30/2040(2)	3,110,000	3,699,128
7.50% due 6/30/2033	2,000,000	2,425,400
Sr. Lien-NTE Mobility 6.875% due 12/31/2039	1,500,000	1,770,645
7.50% due 12/31/2031	1,500,000	1,805,670
Tex. St. Private Activity Bd. Surface Transn. Corp. Rev. AMT- Sr. Lien-NTE Mobility Partners Segments LLC 7.00% due 12/31/2038	1,000,000	1,266,330
Tex. St. Trans. Commn. Turnpike Sys. Rev. Sub-Ref-Ser. C 5.00% due 8/15/2042	2,500,000	2,908,575
		16,835,373

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH INCOME MUNICIPAL BOND FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Utah — 0.9%
Utah St. Chrt. Sch. Fin. Auth. Chrt. Sch. Rev. Spectrum Academy Proj. 6.00% due 4/15/2045(5)	$1,080,000	$1,139,130
		1,139,130
Virginia — 1.8%
Alexandria VA Indl. Dev. Auth. Rev. Residential Care Facs. Mtg. Rev. Ref-Goodwin House 5.00% due 10/1/2050	1,000,000	1,154,000
Virginia St. Small Business Fing. Auth. Rev. Ref-Hampton Univ. 5.25% due 10/1/2029	1,000,000	1,223,970
		2,377,970
Wisconsin — 1.4%
Pub. Fin. Auth. WI Lease Dev. Rev. KU Campus Dev. Corp. Proj. 5.00% due 3/1/2041	1,500,000	1,754,955
		1,754,955
Total Municipal Bonds (Cost $117,007,500)		127,955,894

	Shares	Value
Short-Term Investments — 0.0%
State Street Institutional U.S. Government Money Market Fund, 0.25%(6)	46,639	46,639
Total Short-Term Investments (Cost $46,639)		46,639
Total Investments — 98.9% (Cost $117,054,139)		128,002,533
Other Assets, Net — 1.1%		1,367,733
Total Net Assets — 100.0%		$129,370,266

(1)	Zero coupon bond.
(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(3)	Pre-refunded.
(4)	Variable rate security. The rate shown is the rate in effect at September 30, 2016.
(5)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2016, the aggregate market value of these securities amounted to $2,143,620, representing 1.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(6)	The rate disclosed is the 7 day net yield as of September 30, 2016.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY HIGH INCOME MUNICIPAL BOND FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$127,955,894	$—	$127,955,894
Short-Term Investments	—	46,639	—	46,639

Total	$—	$128,002,533	$—	$128,002,533

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY FLOATING RATE FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Senior Secured Loans — 85.0%
Aerospace & Defense — 0.8%
DAE Aviation Holdings, Inc. 1st Lien Term Loan 5.25% due 7/7/2022(1)	$7,920,000	$7,962,055
		7,962,055
Airlines — 2.7%
Air Canada 2016 Term Loan B 3.50% due 9/21/2023(1)	5,800,000	5,804,350
2015 Term Loan B 4.00% due 9/26/2019(1)	11,137,388	11,151,310
American Airlines, Inc. New Term Loan 3.25% due 6/27/2020(1)	8,416,093	8,425,603
		25,381,263
Automotive — 1.2%
Navistar International Corp. Term Loan B 6.50% due 8/7/2020(1)	6,094,622	6,106,080
TI Group Automotive Systems LLC 2015 USD Term Loan 4.50% due 6/30/2022(1)	4,974,874	4,981,093
		11,087,173
Building Materials — 4.3%
Builders FirstSource, Inc. Term Loan B 4.75% due 8/11/2022(1)	7,813,750	7,852,819
Generac Power Systems, Inc. Term Loan B 3.50% due 5/31/2020(1)	10,375,057	10,379,415
Jeld-Wen, Inc. Term Loan B 5.25% due 10/15/2021(1)	10,733,068	10,790,060
LBM Borrower LLC 1st Lien Term Loan 6.25% due 8/20/2022(1)	2,487,437	2,483,805
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	9,674,005	9,734,468
		41,240,567
Cable Satellite — 7.3%
Charter Communications Operating LLC Term Loan F 3.00% due 1/4/2021(1)	10,140,145	10,167,118
CSC Holdings LLC 2015 Term Loan B 5.00% due 10/9/2022(1)	10,473,750	10,484,643
Grande Communications Holdings Term Loan B 4.50% due 5/31/2020(1)	12,645,620	12,645,620
Intelsat Jackson Holdings S.A. Term Loan B2 3.75% due 6/30/2019(1)	10,000,000	9,497,700
Telesat Canada USD Term Loan B2 3.50% due 3/28/2019(1)	6,954,728	6,954,032
Virgin Media Investment Holdings Ltd. USD Term Loan F 3.649% due 6/30/2023(1)	9,500,000	9,537,810

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY FLOATING RATE FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Yankee Cable Acquisition LLC Term Loan B 4.25% due 3/1/2020(1)	$10,605,601	$10,599,025
		69,885,948
Chemicals — 1.7%
Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75% due 2/1/2020(1)	10,845,094	10,917,756
Huntsman International LLC 2016 Term Loan B 4.25% due 4/1/2023(1)	4,975,000	5,003,009
		15,920,765
Consumer Cyclical Services — 2.0%
Aspen Merger Sub, Inc. 1st Lien Term Loan 5.25% due 9/21/2023(1)	4,200,000	4,224,486
2nd Lien Term Loan 9.75% due 9/21/2024(1)	4,800,000	4,752,000
GCA Services Group, Inc. 2016 Term Loan 5.809% due 3/1/2023(1)	4,975,000	5,007,636
Monitronics International, Inc. Term Loan B2 6.50% due 9/22/2022(1)	5,250,000	5,227,058
		19,211,180
Consumer Products — 3.2%
Bombardier Recreational Products, Inc. 2016 Term Loan B 3.75% due 6/30/2023(1)	12,051,557	12,074,214
KIK Custom Products, Inc. 2015 Term Loan B 6.00% due 8/26/2022(1)	10,880,050	10,880,050
NBTY, Inc. USD Term Loan B 5.00% due 5/5/2023(1)	7,980,000	8,010,962
		30,965,226
Diversified Manufacturing — 1.4%
Apex Tool Group LLC Term Loan B 4.50% due 1/31/2020(1)	2,984,536	2,950,960
Manitowoc Foodservice, Inc. 2016 Term Loan B 5.75% due 3/3/2023(1)	10,674,359	10,794,446
		13,745,406
Electric — 0.9%
Dynegy Holdings, Inc. Term Loan B2 4.00% due 4/23/2020(1)	6,394,322	6,411,458
The Dayton Power & Light Co. Term Loan B 4.00% due 8/24/2022(1)	2,000,000	2,018,760
		8,430,218
Environmental — 1.1%
ADS Waste Holdings, Inc. Term Loan B2 3.75% due 10/9/2019(1)	10,727,778	10,732,820
		10,732,820

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY FLOATING RATE FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Financial Other — 1.0%
Fly Funding II S.a.r.l. Term Loan B 3.54% due 8/9/2019(1)	$9,422,533	$9,434,311
		9,434,311
Food And Beverage — 2.1%
Dole Food Co., Inc. New Term Loan B 4.511% due 11/1/2018(1)	9,946,057	9,963,861
Hostess Brands LLC 2nd Lien Term Loan 8.50% due 8/3/2023(1)	10,500,000	10,552,500
		20,516,361
Gaming — 2.4%
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(1)	3,044,444	3,060,610
Scientific Games International, Inc. 2014 Term Loan B1 6.00% due 10/18/2020(1)	5,616,999	5,632,783
2014 Term Loan B2 6.00% due 10/1/2021(1)	3,825,833	3,831,686
Station Casinos LLC 2016 Term Loan B 3.75% due 6/8/2023(1)	9,967,500	10,029,797
		22,554,876
Health Care — 11.1%
ADMI Corp. 2015 Term Loan B 5.25% due 4/30/2022(1)	10,862,500	10,916,812
Concentra, Inc. 1st Lien Term Loan 4.001% due 6/1/2022(1)	4,973,719	4,955,068
Convatec, Inc. USD Term Loan 4.25% due 6/15/2020(1)	3,000,000	3,012,510
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(1)	9,328,051	9,079,272
Kindred Healthcare, Inc. New Term Loan 4.25% due 4/9/2021(1)	10,521,517	10,508,365
MPH Acquisition Holdings LLC 2016 Term Loan B 5.00% due 6/7/2023(1)	2,870,317	2,904,847
Onex Carestream Finance LP 1st Lien Term Loan 5.00% due 6/7/2019(1)	4,054,696	3,757,852
Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75% due 6/30/2021(1)	6,964,377	6,801,898
Precyse Acquisition Corp. 2016 1st Lien Term Loan 6.50% due 10/20/2022(1)	9,975,000	10,037,344
Press Ganey Holdings, Inc. 2nd Lien Term Loan 8.25% due 9/20/2024(1)	2,000,000	2,005,000
Prospect Medical Holidngs, Inc. Term Loan 7.00% due 6/30/2022(1)	9,975,000	9,887,719

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY FLOATING RATE FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Select Medical Corp. Series E Term Loan B
6.00% due 6/1/2018(1)	$625,318	$626,494
Series F Term Loan B 6.002% due 3/3/2021(1)	5,970,000	6,007,312
Surgical Care Affiliates, Inc. Term Loan B 4.25% due 3/17/2022(1)	9,850,000	9,905,455
Tecomet, Inc. 1st Lien Term Loan 5.75% due 12/5/2021(1)	10,722,841	10,629,016
2nd Lien Term Loan 9.50% due 12/5/2022(1)	5,000,000	4,675,000
		105,709,964
Independent Energy — 1.1%
Chesapeake Energy Corp. Term Loan 8.50% due 8/23/2021(1)	10,500,000	11,015,130
		11,015,130
Industrial - Other — 4.6%
Blount International, Inc. USD Term Loan 7.254% due 4/12/2023(1)	6,500,000	6,581,250
Brock Holdings III, Inc. New Term Loan B 7.00% due 3/16/2017(1)	5,812,072	5,753,951
Gates Global, Inc. Term Loan B 4.25% due 7/6/2021(1)	10,544,477	10,376,714
Rexnord LLC 1st Lien Term Loan B 4.00% due 8/21/2020(1)	10,831,524	10,841,056
Safway Group Holding LLC Term Loan B 5.75% due 8/19/2023(1)	10,000,000	10,058,300
		43,611,271
Insurance: Property - Casualty — 2.7%
Asurion LLC Term Loan B4 5.00% due 8/4/2022(1)	6,345,625	6,375,767
Hub International Ltd. Term Loan B 4.00% due 10/2/2020(1)	8,220,705	8,220,705
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	11,301,264	11,309,739
		25,906,211
Lodging — 1.2%
ESH Hospitality, Inc. 2016 Term Loan B 3.75% due 8/30/2023(1)	2,300,000	2,315,203
Hilton Worldwide Finance LLC Term Loan B2 3.097% due 10/25/2023(1)	8,176,689	8,221,416
Term Loan B1 3.50% due 10/26/2020(1)	799,853	803,852
		11,340,471
Media - Entertainment — 5.6%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	10,384,841	10,229,069

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY FLOATING RATE FUND

September 30, 2016 (unaudited)	Principal Amount	Value
MGOC, Inc. Term Loan B 4.00% due 7/31/2020(1)	$11,016,763	$11,018,195
Tribune Media Co. Term Loan 3.75% due 12/27/2020(1)	10,588,942	10,658,406
Univision Communications, Inc. Term Loan C4 4.00% due 3/1/2020(1)	9,963,588	9,980,725
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	11,814,034	11,799,266
		53,685,661
Midstream — 0.8%
Gulf Finance LLC Term Loan B 6.25% due 8/25/2023(1)	8,000,000	7,765,040
		7,765,040
Packaging — 1.9%
Berry Plastics Holding Corp. Term Loan D 3.50% due 2/8/2020(1)	9,037,366	9,043,059
Reynolds Group Holdings, Inc. 2016 USD Term Loan 4.25% due 2/5/2023(1)	9,241,042	9,267,009
		18,310,068
Pharmaceuticals — 1.7%
DPx Holdings B.V. 2014 USD Incremental Term Loan 4.25% due 3/11/2021(1)	9,604,057	9,588,019
PCI Pharma Services 2nd Lien Term Loan 9.75% due 6/24/2024(1)	6,800,000	6,664,000
		16,252,019
Restaurants — 2.1%
B.C. Unlimited Liability Co. Term Loan B2 3.75% due 12/10/2021(1)	12,187,966	12,267,920
Landry’s, Inc. 2016 Term Loan B 4.00% due 9/13/2023(1)	7,500,000	7,534,350
		19,802,270
Retailers — 8.3%
99 Cents Only Stores Term Loan B2 4.50% due 1/11/2019(1)	10,360,677	8,003,624
Bass Pro Group LLC 2015 Term Loan 4.00% due 6/5/2020(1)	12,495,858	12,456,871
BJ’s Wholesale Club, Inc. New 2nd Lien Term Loan 8.50% due 3/26/2020(1)	14,928,549	14,977,067

Leslie’s Poolmart, Inc. 2016 Term Loan 5.25% due 8/16/2023(1)	5,000,000	5,029,150
Party City Holdings, Inc. 2015 Term Loan B 4.472% due 8/19/2022(1)	10,401,391	10,431,139
Petco Animal Supplies, Inc. 2016 Term Loan B2 5.002% due 1/26/2023(1)	9,950,000	10,047,908

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY FLOATING RATE FUND

September 30, 2016 (unaudited)	Principal Amount	Value
PetSmart, Inc. Term Loan B1 4.25% due 3/11/2022(1)	$9,797,927	$9,809,194
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	9,370,924	8,609,536
		79,364,489
Supermarkets — 0.7%
Albertson’s LLC 2016 Term Loan B5 4.75% due 12/21/2022(1)	6,965,044	7,030,376
		7,030,376
Technology — 8.8%
AF Borrower LLC 1st Lien Term Loan 6.25% due 1/28/2022(1)	5,378,531	5,387,514
Air Newco LLC USD 2nd Lien Term Loan 10.50% due 1/31/2023(1)	10,000,000	9,200,000
Avago Technologies Cayman Ltd. USD Term Loan B3 3.524% due 2/1/2023(1)	7,421,912	7,506,447
Avaya, Inc. Term Loan B7 6.25% due 5/29/2020(1)	11,313,750	8,334,500
Dell, Inc. 2016 Term Loan B 4.00% due 9/7/2023(1)	11,000,000	11,061,930
Deltek, Inc. 2015 2nd Lien Term Loan 9.50% due 6/25/2023(1)	4,000,000	4,030,000
DTI Holdco, Inc. 2016 Term Loan B 6.25% due 9/21/2023(1)	8,300,000	8,223,889
First Data Corp. 2022 Term Loan 4.275% due 7/8/2022(1)	11,435,000	11,495,034
Infor U.S., Inc. USD Term Loan B5 3.75% due 6/3/2020(1)	2,933,358	2,914,291
MKS Instruments, Inc. 2016 Term Loan B 4.25% due 5/1/2023(1)	5,139,808	5,195,472
TransUnion LLC Term Loan B2 3.588% due 4/9/2021(1)	10,527,119	10,553,437
		83,902,514
Wirelines — 2.3%
Communications Sales & Leasing, Inc. Term Loan B 5.00% due 10/24/2022(1)	10,772,978	10,821,456
Level 3 Financing, Inc. New 2019 Term Loan 4.00% due 8/1/2019(1)	11,000,000	11,041,250
		21,862,706
Total Senior Secured Loans (Cost $813,971,998)		812,626,359

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY FLOATING RATE FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Corporate Bonds — 10.8%
Aerospace & Defense — 0.3%
StandardAero Aviation Holdings, Inc. 10.00% due 7/15/2023(2)	$3,000,000	$3,219,240
		3,219,240
Automotive — 0.6%
TI Group Automotive Systems LLC Sr. Nt. 8.75% due 7/15/2023(2)	5,000,000	5,437,500
		5,437,500
Consumer Products — 0.9%
Kronos Acquisition Holdings, Inc. Sr. Nt. 9.00% due 8/15/2023(2)	3,000,000	3,091,860
NBTY, Inc. Sr. Nt. 7.625% due 5/15/2021(2)	5,630,000	5,755,661
		8,847,521
Gaming — 1.1%
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	10,000,000	10,500,000
		10,500,000
Health Care — 3.1%
ConvaTec Finance International S.A. 8.25% due 1/15/2019(2)(4)	5,100,000	5,100,000
Crimson Merger Sub, Inc. Sr. Nt. 6.625% due 5/15/2022(2)	6,000,000	5,295,000
Select Medical Corp. 6.375% due 6/1/2021(3)	6,500,000	6,394,375
Surgery Center Holdings, Inc. 8.875% due 4/15/2021(2)	8,000,000	8,540,000
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020(3)	5,000,000	4,762,500
		30,091,875
Independent Energy — 0.4%
Jupiter Resources, Inc. Sr. Nt. 8.50% due 10/1/2022(2)	4,000,000	3,360,000
		3,360,000
Packaging — 0.4%
Ardagh Packaging Finance PLC 7.25% due 5/15/2024(2)	500,000	532,500
Sr. Sec. Nt. 4.067% due 5/15/2021(1)(2)	3,000,000	3,045,000
		3,577,500
Pharmaceuticals — 0.4%
Valeant Pharmaceuticals International, Inc. 5.875% due 5/15/2023(2)	5,000,000	4,312,500
		4,312,500
Technology — 1.1%
Infor U.S., Inc. 6.50% due 5/15/2022(3)	10,000,000	10,125,000
		10,125,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY FLOATING RATE FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Wireless — 1.6%
Sprint Corp. 7.625% due 2/15/2025(3)	$5,000,000	$4,950,000
7.875% due 9/15/2023	10,000,000	10,062,500
		15,012,500
Wirelines — 0.9%
Windstream Services LLC 6.375% due 8/1/2023	10,000,000	9,075,000
		9,075,000
Total Corporate Bonds (Cost $101,782,512)		103,558,636

	Principal Amount	Value
Convertible Bonds — 0.9%
Independent Energy — 0.9%
Comstock Resources, Inc. Sec. Nt. 7.75% due 4/1/2019(4)	11,000,000	7,975,000
		7,975,000
Total Convertible Bonds (Cost $5,658,772)		7,975,000

	Shares	Value
Common Stocks — 0.0%
Pharmaceuticals — 0.0%
New Millennium HoldCo, Inc.(5)	207,152	152,775
		152,775
Total Common Stocks (Cost $899,152)		152,775

	Shares	Value
Short-Term Investments — 2.5%
State Street Institutional U.S. Government Money Market Fund, 0.25%(6)	24,114,309	24,114,309
Total Short-Term Investments (Cost $24,114,309)		24,114,309
Total Investments — 99.2% (Cost $946,426,743)		948,427,079
Other Assets, Net — 0.8%		7,457,977
Total Net Assets — 100.0%		$955,885,056

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2016.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2016, the aggregate market value of these securities amounted to $58,189,261, representing 6.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(4)	Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of September 30, 2016, interest payments had been made in cash.
(5)	Non-income-producing security.
(6)	The rate disclosed is the 7 day net yield as of September 30, 2016.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY FLOATING RATE FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$812,626,359	$—	$812,626,359
Corporate Bonds	—	103,558,636	—	103,558,636
Convertible Bonds	—	7,975,000	—	7,975,000
Common Stocks	—	152,775	—	152,775
Short-Term Investments	—	24,114,309	—	24,114,309

Total	$—	$948,427,079	$—	$948,427,079

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY STRATEGIC INCOME FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities — 0.2%
FNMA 3.50% due 7/1/2043(1)	$139,019	$147,235
Total Agency Mortgage-Backed Securities (Cost $142,532)		147,235

	Principal Amount	Value
Asset-Backed Securities — 0.7%
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(2)	462,990	476,128
Total Asset-Backed Securities (Cost $462,989)		476,128

	Principal Amount	Value
Senior Secured Loans — 6.1%
Automotive — 1.1%
Navistar International Corp. Term Loan B 6.50% due 8/7/2020(3)	692,269	693,570
		693,570
Health Care — 2.9%
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(3)	950,505	925,155
Kindred Healthcare, Inc. New Term Loan 4.25% due 4/9/2021(3)	485,059	484,452
Select Medical Corp. Series E Term Loan B 6.00% due 6/1/2018(3)	476,250	477,146
		1,886,753
Retailers — 2.1%
Bass Pro Group LLC 2015 Term Loan 4.00% due 6/5/2020(3)	452,786	451,374
Party City Holdings, Inc. 2015 Term Loan B 4.472% due 8/19/2022(3)	892,176	894,728
		1,346,102
Total Senior Secured Loans (Cost $3,938,855)		3,926,425

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 4.7%
Bear Stearns Commercial Mortgage Securities Trust 2006-T24 AM 5.568% due 10/12/2041(1)(3)	358,007	357,940
2007-PW16 AM 5.91% due 6/11/2040(1)(3)	450,000	460,715
Citigroup Commercial Mortgage Trust 2006-C5 AM 5.462% due 10/15/2049(1)	420,000	419,704
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(1)(2)	444,578	449,020

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY STRATEGIC INCOME FUND

September 30, 2016 (unaudited)	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM 6.116% due 4/17/2045(1)(3)	$43,162	$43,099
2007-LD12 AM 6.207% due 2/15/2051(1)(3)	450,000	462,397
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2 3.085% due 8/15/2046(1)	349,735	357,892
SBA Tower Trust 2.933% due 12/15/2042(1)(2)	500,000	502,777
Total Commercial Mortgage-Backed Securities (Cost $3,195,685)		3,053,544

	Principal Amount	Value
Corporate Bonds — 72.5%
Automotive — 3.7%
Ford Motor Credit Co. LLC Sr. Nt. 8.00% due 12/15/2016(1)	600,000	608,464
General Motors Financial Co., Inc. 2.625% due 7/10/2017(1)	500,000	503,967
3.25% due 5/15/2018(1)	500,000	508,839
Toyota Motor Credit Corp. Sr. Nt. 2.05% due 1/12/2017	750,000	751,613
		2,372,883
Banking — 23.4%
Ally Financial, Inc. 2.75% due 1/30/2017(1)	500,000	500,938
Bank of America Corp. Sr. Nt. 1.35% due 11/21/2016(1)	750,000	750,454
Sub. Nt. 4.25% due 10/22/2026(1)	400,000	424,375
BBVA Bancomer S.A./Grand Cayman Jr. Sub. Nt. 6.008% due 5/17/2022(1)(2)(3)	1,000,000	1,002,270
BNP Paribas S.A. 1.25% due 12/12/2016	500,000	500,220
Citigroup, Inc. Jr. Sub. Nt. 6.25% due 12/29/2049(1)(3)	500,000	538,125
Sub. Nt. 4.60% due 3/9/2026(1)	750,000	800,976
Cooperatieve Rabobank U.A. 3.95% due 11/9/2022(1)	500,000	524,139
Credit Suisse AG/New York NY Sub. Nt. 6.00% due 2/15/2018(1)	500,000	526,137
Credit Suisse Group Funding Guernsey Ltd. 3.80% due 6/9/2023(1)(2)	500,000	506,640
Deutsche Bank AG Sr. Nt. 1.40% due 2/13/2017	314,000	310,747
Fifth Third Bancorp Sub. Nt. 5.45% due 1/15/2017	600,000	606,750
HBOS PLC Sub. Nt. 6.75% due 5/21/2018(1)(2)	500,000	534,397

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY STRATEGIC INCOME FUND

September 30, 2016 (unaudited)	Principal Amount	Value
HSBC U.S.A., Inc. Sub. Nt. 5.00% due 9/27/2020(1)	$500,000	$541,857
Intesa Sanpaolo S.p.A. Sub. Nt. 5.017% due 6/26/2024(1)(2)	1,000,000	912,566
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023(1)	1,000,000	1,027,436
Morgan Stanley Sr. Nt. 5.45% due 1/9/2017	500,000	505,493
PNC Bank NA Sub. Nt. 5.25% due 1/15/2017	750,000	758,565
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022(1)	500,000	529,807
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(1)(2)	500,000	498,671
Svenska Handelsbanken AB 2.875% due 4/4/2017	900,000	908,096
The Bank of Nova Scotia Sr. Nt. 2.55% due 1/12/2017	500,000	502,059
The Goldman Sachs Group, Inc. Sr. Nt. 5.75% due 1/24/2022(1)	500,000	580,769
5.95% due 1/18/2018(1)	500,000	527,518
Wells Fargo & Co. Sr. Nt. 2.625% due 12/15/2016	263,000	263,836
		15,082,841
Cable Satellite — 2.5%
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(1)(2)	500,000	515,000
CSC Holdings LLC 6.625% due 10/15/2025(1)(2)	500,000	542,500
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019(1)	225,000	246,094
Telesat LLC 6.00% due 5/15/2017(1)(2)	300,000	300,000
		1,603,594
Chemicals — 1.7%
Ecolab, Inc. Sr. Nt. 3.00% due 12/8/2016	500,000	501,761
FMC Corp. Sr. Nt. 5.20% due 12/15/2019(1)	250,000	270,764
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(1)	300,000	321,985
		1,094,510
Construction Machinery — 0.8%
United Rentals North America, Inc. 7.625% due 4/15/2022(1)	500,000	532,500
		532,500

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY STRATEGIC INCOME FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Electric — 1.6%
Calpine Corp. Sr. Nt. 5.375% due 1/15/2023(1)	$500,000	$498,125
EDP Finance B.V. Sr. Nt. 4.90% due 10/1/2019(1)(2)	500,000	531,405
		1,029,530
Energy - Integrated — 1.2%
BP Capital Markets PLC 2.248% due 11/1/2016	500,000	500,403
Suncor Energy, Inc. Sr. Nt. 6.10% due 6/1/2018(1)	250,000	268,532
		768,935
Finance Companies — 2.4%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019(1)	500,000	510,625
Aircastle Ltd. Sr. Nt. 6.25% due 12/1/2019(1)	500,000	547,500
CIT Group, Inc. Sr. Nt. 5.25% due 3/15/2018(1)	480,000	500,400
		1,558,525
Food And Beverage — 3.5%
Anheuser-Busch InBev Finance, Inc. 1.125% due 1/27/2017	750,000	750,439
Constellation Brands, Inc. 4.25% due 5/1/2023(1)	500,000	529,375
SABMiller Holdings, Inc. 2.45% due 1/15/2017(2)	1,000,000	1,002,998
		2,282,812
Gaming — 1.7%
Boyd Gaming Corp. 6.875% due 5/15/2023(1)	500,000	541,250
MGM Resorts International 6.625% due 12/15/2021(1)	500,000	562,500
		1,103,750
Government Related — 2.0%
Petroleos Mexicanos 5.75% due 3/1/2018	750,000	787,125
Statoil ASA 1.80% due 11/23/2016	500,000	500,565
		1,287,690
Healthcare — 1.6%
DaVita, Inc. 5.125% due 7/15/2024(1)	500,000	510,000
HealthSouth Corp. 5.75% due 11/1/2024(1)	500,000	517,810
		1,027,810
Independent Energy — 1.2%
Anadarko Petroleum Corp. Sr. Nt. 6.95% due 6/15/2019(1)	250,000	276,603

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY STRATEGIC INCOME FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Marathon Oil Corp. Sr. Nt. 2.80% due 11/1/2022(1)	$500,000	$463,082
		739,685
Insurance: Property - Casualty — 0.9%
CNA Financial Corp. Sr. Nt. 7.35% due 11/15/2019(1)	500,000	576,481
		576,481
Lodging — 0.8%
Hilton Worldwide Finance LLC 5.625% due 10/15/2021(1)	500,000	515,000
		515,000
Media - Entertainment — 4.1%
Discovery Communications LLC 5.625% due 8/15/2019(1)	250,000	273,979
Outfront Media Capital LLC 5.875% due 3/15/2025(1)	500,000	525,000
Sinclair Television Group, Inc. 5.625% due 8/1/2024(1)(2)	500,000	511,250
Time Warner, Inc. 4.00% due 1/15/2022(1)	500,000	545,960
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(1)(2)	500,000	530,625
WMG Acquisition Corp. Sr. Sec. Nt. 6.00% due 1/15/2021(1)(2)	270,000	280,125
		2,666,939
Metals And Mining — 2.1%
Anglo American Capital PLC 2.625% due 9/27/2017(1)(2)	750,000	748,125
BHP Billiton Finance U.S.A. Ltd. 1.875% due 11/21/2016(1)	583,000	583,516
		1,331,641
Midstream — 5.4%
Dominion Gas Holdings LLC Sr. Nt. 1.05% due 11/1/2016	500,000	500,042
Energy Transfer Partners LP Sr. Nt. 6.70% due 7/1/2018(1)	1,000,000	1,072,574
Kinder Morgan, Inc. 2.00% due 12/1/2017	500,000	500,277
Plains All American Pipeline LP Sr. Nt. 3.65% due 6/1/2022(1)	500,000	506,839
6.125% due 1/15/2017(1)	400,000	404,784
Tesoro Logistics LP 6.125% due 10/15/2021(1)	500,000	522,500
		3,507,016
Real Estate Investment Trust — 0.8%
Sabra Health Care LP 5.50% due 2/1/2021(1)	500,000	523,125
		523,125

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY STRATEGIC INCOME FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Refining — 0.4%
Calumet Specialty Products Partners LP 6.50% due 4/15/2021(1)	$300,000	$245,250
		245,250
Retailers — 2.3%
CVS Health Corp. Sr. Nt. 1.20% due 12/5/2016	750,000	750,302
Macy’s Retail Holdings, Inc. 5.90% due 12/1/2016	750,000	755,672
		1,505,974
Sovereign — 1.6%
Brazilian Government International Bond Sr. Nt. 2.625% due 1/5/2023(1)	500,000	462,500
4.875% due 1/22/2021(1)	500,000	533,750
		996,250
Wireless — 0.8%
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018(1)	500,000	518,583
		518,583
Wirelines — 6.0%
AT&T, Inc. Sr. Nt. 6.30% due 1/15/2038(1)	1,000,000	1,248,175
British Telecommunications PLC Sr. Nt. 1.25% due 2/14/2017	500,000	500,050
Deutsche Telekom International Finance B.V. 2.25% due 3/6/2017(2)	600,000	602,265
Frontier Communications Corp. Sr. Nt. 6.25% due 9/15/2021(1)	500,000	480,625
Verizon Communications, Inc. Sr. Nt. 4.522% due 9/15/2048(1)	1,000,000	1,057,331
		3,888,446
Total Corporate Bonds (Cost $45,897,253)		46,759,770

	Principal Amount	Value
Non-Agency Mortgage-Backed Securities — 5.4%
Banc of America Funding Trust 2004-2 1CB1 5.75% due 9/20/2034(1)	144,547	149,563
Banc of America Mortgage Securities Trust 2003-J 2A2 3.043% due 11/25/2033(1)(3)	183,412	182,977
Bear Stearns ALT-A Trust 2003-3 2A 3.057% due 10/25/2033(1)(3)	276,276	274,393
Chase Mortgage Finance Trust 2007-A1 2A1 3.093% due 2/25/2037(1)(3)	96,775	96,610
2007-A1 9A1 3.012% due 2/25/2037(1)(3)	113,558	112,374

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY STRATEGIC INCOME FUND

September 30, 2016 (unaudited)	Principal Amount	Value
Countrywide Home Loans Mortgage Pass-Through Trust 2004-5 2A9 5.25% due 5/25/2034(1)	$197,090	$197,556
CS First Boston Mortgage Securities Corp. 2003-8 2A1 5.00% due 4/25/2018(1)	7,371	7,460
Deutsche Alt-A Securities Mortgage Loan Trust 2007-AR3 2A2B 0.765% due 6/25/2037(1)(3)	363,311	324,535
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020(1)	49,185	48,476
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019(1)	35,916	36,495
2005-A1 6T1 3.089% due 2/25/2035(1)(3)	68,339	64,689
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.97% due 4/21/2034(1)(3)	129,813	132,695
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018(1)	24,885	25,649
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(1)	10,333	10,397
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019(1)	29,282	29,336
RAAC Trust 2005-SP1 1A5 5.00% due 9/25/2034(1)	33,568	33,740
Residential Funding Mortgage Securities I Trust 2005-S3 A1 4.75% due 3/25/2020(1)	25,129	25,362
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.938% due 5/25/2034(1)(3)	206,864	209,107
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034(1)	84,892	85,569
2004-21XS 2A6A 4.74% due 12/25/2034(1)(3)	2,711	2,756
Wells Fargo Mortgage Backed Securities Trust 2004-EE 2A1 3.005% due 12/25/2034(1)(3)	192,131	193,478
2004-O A1 2.992% due 8/25/2034(1)(3)	131,515	133,288
2004-R 2A1 3.03% due 9/25/2034(1)(3)	169,233	173,165
2004-W A9 2.816% due 11/25/2034(1)(3)	172,560	174,657
2004-Y 3A1 2.842% due 11/25/2034(1)(3)	254,326	255,122
2005-2 2A1 4.75% due 4/25/2020(1)	37,456	38,137
2005-6 A4 5.50% due 8/25/2035(1)	80,082	83,053
2005-AR12 2A5 2.953% due 6/25/2035(1)(3)	144,781	148,138
2005-AR3 2A1 3.076% due 3/25/2035(1)(3)	219,033	220,408
Total Non-Agency Mortgage-Backed Securities (Cost $3,420,175)		3,469,185

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY STRATEGIC INCOME FUND

September 30, 2016 (unaudited)	Principal Amount	Value
U.S. Government Securities — 1.8%
U.S. Treasury Bond 3.00% due 11/15/2045	$1,000,000	$1,141,016
Total U.S. Government Securities (Cost $1,190,208)		1,141,016

	Shares	Value
Exchange-Traded Funds — 4.9%
iShares iBoxx $ High Yield Corporate Bond ETF(1)	36,000	3,141,360
Total Exchange-Traded Funds (Cost $3,004,680)		3,141,360

	Shares	Value
Short-Term Investments — 1.7%
State Street Institutional U.S. Government Money Market Fund, 0.25%(4)	1,069,100	1,069,100
Total Short-Term Investments (Cost $1,069,100)		1,069,100
Total Investments — 98.0% (Cost $62,321,477)		63,183,763
Other Assets, Net — 2.0%		1,257,047
Total Net Assets — 100.0%		$64,440,810

(1)	Securities are segregated to cover anticipated or existing derivative positions.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2016, the aggregate market value of these securities amounted to $10,446,762, representing 16.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2016.
(4)	The rate disclosed is the 7 day net yield as of September 30, 2016.

The table below presents futures contracts as of September 30, 2016:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Sold Futures Contracts
10 YR U.S. Treasury Note	Goldman Sachs & Co.	20	12/20/2016	$2,623	$(16,003)
5 YR U.S. Treasury Note	Goldman Sachs & Co.	100	12/30/2016	12,152	(23,762)

Total					$(39,765)

At September 30, 2016, the Fund had entered into the following open option contracts:

Number of Contracts	Written Call Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation
25	U.S. Bond, strike @ $177	November 2016	$32,347	$(10,547)	$21,800

The table below presents credit default swap contracts as of September 30, 2016:

Referenced Obligation	Counterparty	Currency	Notional Amount (000)	Fund Receives Fixed Rate	Expiration Date	Value	Unamortized Upfront Premiums Paid	Unrealized Appreciation
Protection Sold
CDX North America High Yield Series 27 Index	Goldman Sachs & Co.	USD	$6,000	5.00%	06/20/2021	$262,911	$205,891	$57,020

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — VICTORY STRATEGIC INCOME FUND

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$147,235	$—	$147,235
Asset-Backed Securities	—	476,128	—	476,128
Senior Secured Loans	—	3,926,425	—	3,926,425
Commercial Mortgage-Backed Securities	—	3,053,544	—	3,053,544
Corporate Bonds	—	46,759,770	—	46,759,770
Non-Agency Mortgage-Backed Securities	—	3,469,185	—	3,469,185
U.S. Government Securities	—	1,141,016	—	1,141,016
Exchange-Traded Funds	3,141,360	—	—	3,141,360
Short-Term Investments	—	1,069,100	—	1,069,100
Other Financial Instruments:
Financial Futures Contracts	(39,765)	—	—	(39,765)
Written Call Options	(10,547)	—	—	(10,547)
Credit Default Swaps	—	262,911	—	262,911

Total	$3,091,048	$60,305,314	$—	$63,396,362

Transactions in options written for the nine months ended September 30, 2016:

	Contracts	Premium
Options outstanding, December 31, 2015	—	$—
Written options	615	622,235
Options terminated in closing transactions	(590)	(589,888)
Options exercised	—	—
Options expired	—	—

Options outstanding, September 30, 2016	25	$32,347

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at September 30, 2016, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Victory RS Partners Fund	$622,960,772	$155,236,474	$158,665,923	$(3,429,449)
Victory RS Value Fund	500,603,641	97,935,227	110,768,863	(12,833,636)
Victory RS Large Cap Alpha Fund	515,457,854	71,802,807	88,284,991	(16,482,184)
Victory RS Investors Fund	85,650,497	11,406,971	13,373,475	(1,966,504)
Victory Global Natural Resources Fund	2,433,167,460	(561,284,089)	105,499,891	(666,783,980)
Victory RS Small Cap Growth Fund	1,555,518,502	351,819,253	398,739,703	(46,920,450)
Victory RS Select Growth Fund	434,691,528	118,672,767	125,312,064	(6,639,297)
Victory RS Mid Cap Growth Fund	373,352,743	23,502,668	33,245,517	(9,742,849)
Victory RS Growth Fund	209,577,564	44,963,237	48,605,503	(3,642,266)
Victory RS Science and Technology Fund	106,515,042	41,569,881	43,792,694	(2,222,813)
Victory RS Small Cap Equity Fund	53,082,529	8,759,560	10,748,184	(1,988,624)
Victory RS International Fund	24,124,649	967,056	1,491,941	(524,885)
Victory RS Global Fund	18,170,043	3,984,564	4,066,781	(82,217)
Victory Sophus Emerging Markets Fund	137,857,935	30,314,652	31,434,011	(1,119,359)
Victory Sophus Emerging Markets Small Cap Fund	18,848,916	2,188,398	2,886,350	(697,952)
Victory Sophus China Fund	14,875,118	3,482,263	4,047,705	(565,442)
Victory INCORE Investment Quality Bond Fund	63,799,823	1,176,504	1,495,332	(318,828)
Victory INCORE Low Duration Bond Fund	690,399,892	(1,638,526)	3,536,440	(5,174,966)
Victory High Yield Fund	78,424,391	(1,018,756)	2,140,257	(3,159,013)
Victory Tax-Exempt Fund	145,806,688	12,044,673	12,067,010	(22,337)
Victory High Income Municipal Bond Fund	117,054,139	10,948,394	10,985,710	(37,316)
Victory Floating Rate Fund	946,452,437	1,974,642	11,077,741	(9,103,099)
Victory Strategic Income Fund	62,321,660	862,103	1,315,652	(453,549)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption).The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the nine months ended September 30, 2016, is listed below:

Victory Global Natural Resources Fund

Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Net Realized Loss	Value at End of Period
Denbury Resources, Inc.	19,613,509	—	9,393,762	10,219,747	$—	$(1,787,199)	$—	**
Mineral Resources Ltd.	12,633,657	—	7,790,380	4,843,277	1,535,142	(29,852)	—	**
Taseko Mines Ltd.	22,691,678	—	2,360,787	20,330,891	—	(13,908,711)	9,712,067
					$1,535,142	$(15,725,762)	$9,712,067

Victory RS Small Cap Growth Fund

Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Net Realized Loss	Value at End of Period
Atricure, Inc.	1,829,528		218,320	1,254,328	793,520	$—	$(7,427,838)	$—	**
Red Robin Gourmet Burgers, Inc.	819,114		58,870	877,984	—	—	(17,692,375)	—	**
Vital Therapies, Inc.	1,454,872	*	301,326	290,180	1,466,018	—	(2,798,647)	—	**
						$—	$(27,918,860)	$—

*	Issuer was not an affiliated issuer at beginning of period.
**	Issuer was not an affiliated issuer at end of period.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the nine months ended September 30, 2016, the Funds held two securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 related to securities which have significant unobservable inputs, as they trade infrequently or not at all. Transfers into and out of each level of the fair value hierarchy for the nine months ended September 30, 2016 were as follows:

	Transfers	Transfers	Transfers	Transfers	Transfers	Transfers
	into	(out) of	into	(out) of	into	(out) of
	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
Victory Sophus Emerging Markets Fund
Common Stocks	$834,655	$(1,325,653)	$1,325,653	$(834,655)	$—	$—
Preferred Stocks	3,410,188	—	—	(3,410,188)	—	—
Victory Sophus Emerging Markets Small Cap Fund
Common Stocks	938,631	—	—	(938,631)	—	—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Funds’ derivative instruments at September 30, 2016.

Fund	Derivative Instrument Type	Value
Victory INCORE Investment Quality Bond Fund	Financial Futures Contracts	$41,755
	Credit Default Swap Contracts	115,712
Victory INCORE Low Duration Bond Fund	Financial Futures Contracts	(19,535)
	Credit Default Swap Contracts	1,235,507
Victory Strategic Income Fund	Financial Futures Contracts	(39,765)
	Written Call Option Contracts	(10,547)
	Credit Default Swap Contracts	262,911

Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund and Victory Strategic Income Fund used exchange traded U.S. Treasury futures to manage interest rate exposure. Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund and Victory Strategic Income Fund used swap contracts for asset allocation and to manage risk exposure. Victory Strategic Income Fund used exchange-traded U.S. Treasury options to manage interest rate exposure and for income.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual report to shareholders filed on the Securities and Exchange Commission’s website at http://www.sec.gov, or visit the Funds’ website at http://www.RSinvestments.com.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Victory Portfolios

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	November 21, 2016

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	November 21, 2016